UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05543

Enterprise Accumulation Trust

3343 Peachtree Road

Atlanta, GA 30326

(Address of Principal Executive Offices)

Enterprise Capital Management, Inc.

3343 Peachtree Road

Atlanta, GA 30326

(Name and Address of Agent for Service)

Registrant’s telephone number including area code: (800) 432-4320

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Enterprise Multi-Cap Growth Portfolio

SUBADVISER’S COMMENTS

Fred Alger Management, Inc.

New York, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Fred Alger Management, Inc. (“Alger”) is subadviser to the Enterprise Multi-Cap Growth Portfolio. Alger has approximately $10.2 billion in assets under management and its normal investment minimum is $10 million.

Investment Objective

The objective of the Enterprise Multi-Cap Growth Portfolio is long-term capital appreciation.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 6.07%. The Portfolio outperformed its benchmark, the S&P 500 Index, which returned 3.44%. The Portfolio outperformed its peer group, the Lipper Multi-Cap Growth Funds Index, which returned 4.62%.

How would you describe the investment environment during the period?

While the robust momentum of 2003 seemed to wane a bit during the first quarter of 2004, markets still managed to post positive returns throughout the period. Despite escalating fears of a stalled recovery in the labor market, stocks advanced during the first month of the year as investors chose to focus on rising consumer sentiment and stellar growth within the U.S. merger and acquisition business. The forward progress continued into February. Investors were heartened by news of significant growth in the manufacturing sector and the Fed’s indication that it would remain patient with regard to interest rate hikes. Most equity indices trended higher during the second month of the year, with mid-cap stocks leading the upturn. The positive momentum, however, seemed to slow down in March, with equity indices posting mixed results. While small and mid-cap stocks were able to remain in positive territory during March, large-cap stocks struggled, as geopolitical uncertainty began to weigh on investors. With continued unrest in Israel and Iraq and rising tensions between China and Taiwan, large-cap stocks of all styles trended downward during the final month of the quarter.

Despite a weak start to the second quarter, equity markets managed to post modest gains during the period. As the quarter began, solid fundamentals seemed to be trumped by fear and uncertainty. Despite better-than-expected growth in the housing market and strong earnings news, investors were shaken by escalating violence in Iraq and fears of a looming interest rate hike. Stocks of all sizes and styles trended downward during April. Fortunately, the negative momentum reversed course in May. Investors were heartened by better-than-expected first-quarter GDP growth and news that soaring oil prices had begun to moderate. Stocks moved higher during May, with mid-cap stocks leading the way. The advance continued into June. Despite continued uncertainty in regards the situation in Iraq, stocks rose on strong payroll growth and a large jump in consumer confidence. In addition, the modest 25 basis point interest rate hike on June 30, 2004 helped to relieve investors of some of their fear and uncertainty.

What strategies affected Portfolio performance during the period?

During the first six months of the year, the Portfolio benefited from solid security selection in both the consumer discretionary and information technology sectors along with an under-weighting in the weak Financials sector. At the stock level, performance benefited most positively from positions in Yahoo! Inc., eBay Inc., Broadcom Corp., Research In Motion Ltd. and Biogen. Conversely, the Portfolio was most negatively impacted by positions in Nortel Networks Corp., PeopleSoft Inc., King Pharmaceuticals Inc., Veritas Software Corp. and Millennium Pharmaceuticals Inc. Throughout the six-month period, Alger’s strategy remained uniform. Alger continued to emphasize individual security selection through thorough, internal research conducted by their analysts.

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Enterprise Multi-Cap Growth Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

Throughout the first half of the year, the number of Portfolio holdings increased to approximately 70 stocks, while the cash position increased to about 4% of net assets. During the same six-month time span, significant additions to the Portfolio included Aetna Inc., Aflac Inc., Netflix Inc., Sirius Satellite Radio Inc. and Tiffany & Co. Significant eliminations included Amgen Inc., Citigroup Inc. and Intel Corp.

Investments in small-capitalization and mid-capitalization stocks are generally riskier than large-capitalization stocks due to greater earnings and price fluctuations.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

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Enterprise Multi-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Common Stocks — 87.50%

Advertising — 0.94%
Monster Worldwide Inc. (a)	25,300	$650,716

Aerospace — 0.98%
Lockheed Martin Corporation	13,100	682,248

Biotechnology — 3.33%
Genentech Inc. (a)	25,200	1,416,240
Invitrogen Corporation (a)	12,500	899,875

		2,316,115

Computer Hardware — 1.56%
Cisco Systems Inc. (a)	45,700	1,083,090

Computer Services — 8.08%
Cognizant Technology Solutions (Class A) (a)	25,800	655,578
Juniper Networks Inc. (a) (o)	29,200	717,444
Pixar Inc. (a) (o)	10,900	757,659
Yahoo! Inc. (a)	95,900	3,484,047

		5,614,728

Computer Software — 11.87%
Activision Inc. (a)	43,800	696,420
Microsoft Corporation	77,700	2,219,112
Oracle Corporation (a)	98,800	1,178,684
Palmone Inc. (o)	32,900	1,143,933
Red Hat Inc. (a) (o)	95,200	2,186,744
Take Two Interactive Software (a) (o)	26,700	818,088

		8,242,981

Consumer Services — 2.35%
First Data Corporation	15,100	672,252
Gentex Corporation	12,100	480,128
Priceline Common Inc. (o)	17,800	479,354

		1,631,734

Crude & Petroleum — 0.50%
Peabody Energy Corporation	6,200	347,138

Entertainment & Leisure — 1.56%
Netflix Common Inc. (a) (o)	30,200	1,085,690

Fiber Optics — 2.04%
Corning Inc. (a)	108,600	1,418,316

Finance — 4.48%
Capital One Financial Corporation	14,000	957,320
First Marblehead Corporation	13,600	547,536
MGIC Investment Corporation	15,725	1,192,899
Piper Jaffray Cos (o)	9,200	416,116

		3,113,871

Gaming — 0.49%
International Game Technology	8,800	339,680

	Number of Shares or Principal Amount	Value

Health Care — 2.54%
Aetna Inc.	7,900	$671,500
Amerigroup Corporation (a)	2,400	118,080
Anthem Inc. (a)	10,900	976,204

		1,765,784

Insurance — 0.96%
AFLAC Inc.	16,300	665,203

Media — 4.26%
Sirius Satellite Radio Inc. (o)	154,300	475,244
Time Warner Inc. (a)	80,000	1,406,400
XM Satellite Radio Holdings Inc. (o)	39,500	1,077,955

		2,959,599

Medical Instruments — 4.96%
Advanced Medical Optics Inc.	13,400	570,438
Boston Scientific Corporation (a)	33,300	1,425,240
Guidant Corporation	1,500	83,820
Varian Medical Systems Inc. (a)	5,500	436,425
Zimmer Holdings Inc. (a)	10,500	926,100

		3,442,023

Medical Services — 6.70%
Biogen Idec Inc. (a)	26,000	1,644,500
Given Imaging (o)	9,900	350,559
Kinetic Concepts Inc.	14,100	703,590
Pacificare Health Systems (o)	18,100	699,746
Quest Diagnostics Inc.	14,800	1,257,260

		4,655,655

Oil Services — 1.98%
EOG Resources Inc.	17,200	1,027,012
National Oilwell Inc.	11,100	349,539

		1,376,551

Pharmaceuticals — 7.05%
Allergan Inc.	12,300	1,101,096
Millennium Pharmaceuticals Inc. (a)	59,000	814,200
OSI Pharmaceuticals Inc. (a) (o)	7,600	535,344
Pfizer Inc.	63,980	2,193,234
Protein Design Labs Inc. (a) (o)	13,300	254,429

		4,898,303

Retail — 8.77%
Aeropostale (a)	23,400	629,694
Bed Bath & Beyond Inc. (a)	18,400	707,480
Coach Inc. (a)	21,000	948,990
eBay Inc. (a)	31,100	2,859,645
Sharper Image Corporation (o)	10,300	323,317
Tiffany & Company	16,800	619,080

		6,088,206

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Enterprise Multi-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Semiconductors — 8.33%
Applied Materials Inc. (a)	36,800	$722,016
Broadcom Corporation (Class A) (a)	51,400	2,403,978
Kulicke & Soffa Industries Inc. (a) (o)	78,000	854,880
National Semiconductor Corporation (a)	48,800	1,073,112
Novellus Systems Inc. (a)	23,200	729,408

		5,783,394

Technology — 1.03%
Symbol Technologies Inc.	48,700	717,838

Travel/Entertainment/Leisure — 1.03%
Royal Caribbean Cruises Ltd. (o)	16,400	711,924

Wireless Communications — 1.71%
Sierra Wireless Inc. (o)	20,900	773,927
Spectrasite Inc. (a)	9,500	410,590

		1,184,517

Total Domestic Common Stocks
(Identified cost $51,768,000)		60,775,304

Foreign Stocks — 8.68%

Computer Software — 4.12%
Check Point Software Technologies Ltd. (a)	42,000	1,133,580
Research in Motion Ltd. (a)	25,200	1,724,688

		2,858,268

Electronics — 1.43%
Celestica Inc. (o)	49,800	993,510

Manufacturing — 1.04%
Tyco International Ltd.	21,800	722,452

Pharmaceuticals — 2.09%
QLT Inc. (a) (o)	18,000	360,360
Teva Pharmaceutical Industries Ltd. (ADR)	16,200	1,090,098

		1,450,458

Total Foreign Stocks
(Identified cost $4,809,342)		6,024,688

	Number of Shares or Principal Amount	Value

Short-Term U. S. Government Obligations — 1.43%

Fannie Mae — 1.43%
Discount Notes 1.28% due 11/03/04	$1,000,000	$995,555

Total Short-Term U. S. Government Obligations
(Identified cost $995,555)		995,555

Other Investments — 19.20%
Securities Lending Quality Trust (s)	13,335,900	13,335,900

Total Other Investments
(Identified cost $13,335,900)		13,335,900

Repurchase Agreement — 1.71%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $1,190,023 Collateral: U.S. Treasury Bond $1,225,000, 3.375% due 11/15/08, Value $1,219,562	$1,190,000	1,190,000

Total Repurchase Agreement
(Identified cost $1,190,000)		1,190,000

Total Investments
(Identified cost $72,098,797)		$82,321,447

Other Assets Less Liabilities — (18.52)%		(12,866,111)

Net Assets — 100%		$69,455,336

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at June 30, 2004.
(s)	Represents investment of cash collateral received from securities on loan (See note 5).
(ADR)	American Depository Receipt.

See notes to financial statements.

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Enterprise Multi-Cap Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including securities loaned valued at $13,341,497 (Note 5)	$82,321,447
Investment income receivable	3,985
Receivable for fund shares sold	10,706
Receivable for investments sold	982,807
Cash	73
Other assets	1,019
Total assets	83,320,037
Liabilities:
Payable for fund shares redeemed	29,748
Payable for investments purchased	468,340
Payable upon return of securities loaned (Note 5)	13,335,900
Accrued expenses and other liabilities	30,713
Total liabilities	13,864,701
Net assets	$69,455,336
Analysis of net assets:
Paid-in capital	$150,040,927
Undistributed (accumulated) net investment income (loss)	(354,457)
Undistributed (accumulated) net realized gain (loss)	(90,453,784)
Unrealized appreciation (depreciation)	10,222,650
Net assets	$69,455,336
Fund shares outstanding	8,832,500
Net asset value per share	$7.86
Investments at cost	$72,098,797

See notes to financial statements.

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Enterprise Multi-Cap Growth Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $2,912)	$106,624
Interest	8,047
Securities lending income	7,524
Total investment income	122,195
Expenses:
Investment advisory fees	345,539
Shareholder servicing fees	103,544
Custodian and fund accounting fees	13,048
Reports to shareholders	2,046
Trustees’ fees	980
Audit and legal fees	8,935
Other expenses	2,560
Total expenses	476,652
Net investment income (loss)	(354,457)
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	3,995,747
Net change in unrealized gain (loss) on investments	423,775
Net realized and unrealized gain (loss)	4,419,522
Net increase (decrease) in net assets resulting from operations	$4,065,065

See notes to financial statements.

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Enterprise Multi-Cap Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$(354,457)	$(408,047)
Net realized gain (loss)	3,995,747	5,810,118
Net change in unrealized gain (loss)	423,775	12,032,737
Increase (decrease) in net assets resulting from operations	4,065,065	17,434,808
Distributions to shareholders from:
Net investment income	—	—
Net realized gains on investments	—	—
Total distributions to shareholders	—	—
From capital share transactions:
Shares sold	3,712,266	8,386,660
Shares redeemed	(6,374,508)	(10,355,196)
Total increase (decrease) in net assets resulting from capital share transactions	(2,662,242)	(1,968,536)
Total increase (decrease) in net assets	1,402,823	15,466,272
Net assets:
Beginning of period	68,052,513	52,586,241
End of period	$69,455,336	$68,052,513
Capital share activity:
Shares issued	483,491	1,265,403
Shares redeemed	(837,274)	(1,625,577)
Net increase (decrease)	(353,783)	(360,174)
Undistributed net investment income	$—	$—

See notes to financial statements.

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Enterprise Multi-Cap Growth Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		For the Years Ended December 31,				7/15/99 through 12/31/1999
			2003	2002	2001	2000
Net asset value, beginning of period	$7.41		$5.51	$8.43	$10.15	$14.63	$5.00

Income from investment operations:
Net investment income (loss)C	(0.07)		(0.04)	(0.05)	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	0.52		1.94	(2.87)	(1.70)	(4.45)	9.64

Total from investment operations	0.45		1.90	(2.92)	(1.72)	(4.47)	9.63

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	—	—	(0.01)	—

Total distributions	—		—	—	—	(0.01)	—

Net asset value, end of period	$7.86		$7.41	$5.51	$8.43	$10.15	$14.63

Total return	6.07	%B	34.48%	(34.64)%	(16.95)%	(30.59)%	192.60	%B
Net assets end of period (in thousands)	$69,455		$68,053	$52,586	$99,957	$128,714	$47,960
Ratio of expenses to average net assets	1.38	%A	1.30%	1.13%	1.10%	1.10%	1.40	%A
Ratio of expenses to average net assets (excluding expense offset arrangements)	1.38	%A	1.30%	1.13%	1.10%	1.10%	1.52	%A
Ratio of net investment income (loss) to average net assets	(1.03	)%A	(0.68)%	(0.68)%	(0.23)%	(0.13)%	(0.21	)A
Portfolio turnover	70%		164%	192%	107%	128%	21%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

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Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 28, 2004.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Multi-Cap Growth Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding

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Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets. The Portfolio may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Portfolio. This amount is reported in the Statement of Operations.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 1.00%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $103,550 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.40%.

For the six months ended June 30, 2004, the Portfolio paid brokerage commissions of $76,990 to affiliates of the adviser and subadviser.

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$46,984,634	$51,267,708

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% of the market value of securities loaned. The Portfolio receives a portion of the income

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Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

6. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for losses deferred due to wash sales.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$72,098,797	$11,651,212	$1,428,562	$10,222,650

8. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

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Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	9,652,929.187
Votes Against	343,587.619
Votes Abstained	541,826.377
Votes Withheld	7,660,323.681

To approve the Agreement and Plan of Conversion and Termination

Votes For	9,539,258.197
Votes Against	397,962.944
Votes Abstained	601,122.042
Votes Withheld	7,660,323.681

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Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

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13

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

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14

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

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EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

ENTERPRISE Accumulation Trust

16

Enterprise Accumulation Trust

MULTI-CAP GROWTH PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

17

Enterprise Small Company Growth Portfolio

SUBADVISER’S COMMENTS

William D. Witter, Inc.

New York, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust

William D. Witter, Inc. (“Witter”), which has approximately $2.4 billion in assets under management, is subadviser to the Enterprise Small Company Growth Portfolio. Witter’s normal investment minimum is $1 million.

Investment Objective

The objective of the Enterprise Small Company Growth Portfolio is capital appreciation.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 1.36%. The Portfolio underperformed its benchmark, the Russell 2000 Index, which returned 6.76%. The Portfolio underperformed its peer group, the Lipper Small-Cap Growth Funds Index, which returned 3.43%.

How would you describe the investment environment during the period?

The second quarter of 2004 continued to exhibit the volatility that began in the first quarter. The market’s skittishness concerning the high-profile events that are occurring this year continued to present a challenging environment for fundamental investors. The dual nominating conventions, the U.S. Presidential election, the war in Iraq, the Olympics and terrorism were some of the non-economic issues being considered by investors. On the economic front, inflation and its counterpart, recession, were, on different occasions, additional reasons for the market being edgy during the period.

What strategies affected Portfolio performance during the period?

The Portfolio’s over-weight positions in the technology, consumer discretionary and healthcare sectors were the primary drags, as the performance spread between growth and value stocks continued to adversely affect the Portfolio’s faster-growing holdings. These sectors underperformed the more prosaic and slower growth sectors during the period, such as energy, basic materials and transportation. Holdings that positively impacted performance for the Portfolio were Ultra Petroleum Corporation, FLIR Systems, Ceradyne, Inc. and Lions Gate Entertainment Corportation. Underperforming holdings were Cray, Inc., NexMed, Inc., Neoware Systems, Inc. and Wilson Greatbatch.

What changes were made to the Portfolio over the period?

Witter continued to boost the Portfolio’s holdings in the faster-growing industry sectors. As the market has become more volatile, Witter continued to opportunistically add to core positions. New purchases in the rapidly-growing healthcare sector included I-Flow Corporation, a maker of infusion systems to administer chemotherapy, anesthesia, and nutritional supplements, which has had positive studies released recently on several of its products. The growth of radio stations catering to niche markets led to the purchase of Salem Communications, the largest Christian radio broadcaster, whose cash flow is growing to near 30% per year. Sales included K-Swiss Corporation, the sneaker company, which began losing market share to Nike, and Telik, a drug development company whose costs were rising as its pipeline of future products looked weaker than expected.

There are specific risks associated with investments in small company stocks. Limited volume and frequency of trading may result in greater price deviations, and smaller capitalization companies may experience higher growth rates and higher failure rates than large companies.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

1

Enterprise Small Company Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Common Stocks — 94.35%

Automotive — 1.03%
Cummins Inc. (o)	400	$25,000
Hayes Lemmerz International Inc. (o)	56,100	847,110

		872,110

Banking — 3.84%
Cascade Bancorp (o)	26,624	492,012
Hanmi Financial Corporation (o)	51,900	1,531,050
Hudson United Bancorp	33,300	1,241,424

		3,264,486

Biotechnology — 0.55%
Momenta Pharmaceuticals Inc.	52,000	468,000

Broadcasting — 0.89%
Salem Communications Corporation (Class A) (a) (o)	27,900	756,927

Building & Construction — 0.48%
Infrasource Services Inc. (o)	33,000	404,580

Chemicals — 0.50%
Georgia Gulf Corporation	11,900	426,734

Computer Hardware — 3.02%
Dot Hill Systems Corporation (a)	96,000	1,076,160
Integrated Silicon Solution Inc. (a) (o)	56,500	689,865
Mobility Electronics Inc. (a) (o)	94,700	797,374

		2,563,399

Computer Services — 5.14%
Citadel Securities Software Inc. (o)	143,100	440,748
Concur Technologies Inc. (o)	79,300	848,510
Corgentech Inc. (o)	46,600	751,192
Cray Inc. (a) (o)	133,780	885,624
Cyberguard Corporation	44,900	366,384
Intergraph Corporation (o)	18,600	480,996
Ultratech Inc. (o)	36,500	594,220

		4,367,674

Computer Software — 11.85%
Ascential Software Corporation (a) (o)	61,000	975,390
Avid Technology Inc. (a) (o)	32,200	1,757,154
Digital River Inc. (a) (o)	35,600	1,161,628
Kintera Inc. (a) (o)	117,100	1,221,353
Macromedia Inc. (a)	73,600	1,806,880
Neoware Systems Inc. (a) (o)	86,600	716,182
Open Text Corporation (a) (o)	30,700	979,330
Qad Inc. (a) (o)	73,900	784,079
Ultimate Software Group Inc. (o)	65,500	661,550

		10,063,546

	Number of Shares or Principal Amount	Value

Consumer Products — 2.89%
Lecroy Corporation	65,100	$1,172,451
Yankee Candle Company Inc. (a) (o)	43,900	1,284,075

		2,456,526

Electronics — 3.92%
Ceradyne Inc. (a) (o)	72,000	2,575,440
Veeco Instruments Inc. (a) (o)	29,100	751,071

		3,326,511

Energy — 2.51%
Omi Corporation (o)	179,300	2,133,670

Entertainment & Leisure — 3.64%
Isle of Capri Casinos Inc. (a) (o)	28,000	488,600
Lions Gate Entertainment Corporation (a)	299,300	2,089,114
Shuffle Master Inc. (o)	14,250	517,418

		3,095,132

Finance — 0.73%
E-LOAN Inc. (a) (o)	230,000	621,000

Food, Beverages & Tobacco — 1.69%
Coolbrands International Inc. (a)	87,600	1,433,383

Hotels & Restaurants — 1.38%
Ruby Tuesday Inc. (o)	42,600	1,169,370

Insurance — 1.67%
Ohio Casualty Corporation (a) (o)	70,400	1,417,152

Manufacturing — 1.35%
Gen-Probe Inc. (a)	24,200	1,145,144

Media — 2.04%
Sonic Solutions (a) (o)	81,600	1,734,000

Medical Instruments — 5.48%
Candela Corporation (a) (o)	93,600	917,280
Cytyc Corporation (a) (o)	46,800	1,187,316
Kensey Nash Corporation (a) (o)	24,050	829,725
Martek Biosciences Corporation (o)	14,300	803,231
Nuvasive Inc. (o)	33,200	362,212
Zilog Inc.	50,700	555,672

		4,655,436

Medical Services — 5.33%
Centene Corporation (a) (o)	27,500	1,060,125
Closure Medical Corporation (o)	31,700	795,987
Medcath Corporation	38,700	774,000
Palomar Med Technologies Inc.	39,300	659,847
Radiation Therapy Services Inc. (o)	23,700	336,540
Regeneration Tech Inc. (o)	57,900	621,267
Vasogen Inc. (o)	56,800	275,480

		4,523,246

ENTERPRISE Accumulation Trust

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Enterprise Small Company Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Metals & Mining — 0.85%
Encore Med Corporation (a) (o)	114,600	$721,980

Oil Services — 7.68%
Chesapeake Energy Corporation (o)	67,000	986,240
Cimarex Energy Company (a) (o)	45,800	1,384,534
Enterra Energy Trust (m)	28,200	366,318
Jed Oil Inc. (o)	9,600	116,352
Ultra Petroleum Corporation (a) (o)	73,800	2,754,954
Universal Display Corporation (o)	14,500	155,730
Willbros Group Inc. (o)	50,400	759,528

		6,523,656

Pharmaceuticals — 5.58%
Bio Imaging Technologies Inc. (a) (o)	65,600	301,760
Critical Therapeutics Inc. (o)	70,900	496,300
Discovery Partners International Inc. (o)	28,300	144,330
Dusa Pharmaceuticals Inc. (o)	39,975	379,763
I Flow Corporation (o)	28,500	338,010
Ligand Pharmaceuticals Inc. (a) (o)	53,575	931,133
Nabi Biopharmaceuticals (a) (o)	63,500	902,970
Nexmed Inc. (a) (o)	276,800	550,832
Par Pharmaceutical Cos Inc. (o)	19,650	691,876

		4,736,974

Restaurants — 1.22%
Chicago Pizza & Brewery Inc. (a) (o)	68,000	1,034,280

Retail — 7.96%
Aeropostale (a) (o)	46,650	1,255,351
PETCO Animal Supplies Inc. (a) (o)	54,900	1,768,329
Sports Authority Inc. (a) (o)	48,800	1,751,920
Too Inc. (a) (o)	118,900	1,985,630

		6,761,230

Semiconductors — 6.19%
Mattson Technology Inc. (a) (o)	73,600	884,672
MEMC Electronic Materials Inc. (a) (o)	172,000	1,699,360
Mykrolis Corporation (a) (o)	49,000	853,580
Omnivision Technologies Inc. (o)	59,800	953,810
Tessera Technologies Inc. (o)	48,200	868,564

		5,259,986

Technology — 3.35%
Flir Systems Inc. (a) (o)	45,600	2,503,440
Foundry Networks Inc. (a) (o)	24,200	340,494

		2,843,934

Telecommunications — 0.53%
Symmetricom Inc. (o)	50,300	447,670

	Number of Shares or Principal Amount	Value

Transportation — 0.18%
Vitran Corporation Inc. (a)	9,400	$154,630

Wireless Communications — 0.88%
Alvarion Ltd. (o)	56,000	743,680

Total Domestic Common Stocks
(Identified cost $72,950,274)		80,126,046

Foreign Stocks — 1.28%

Pharmaceuticals — 1.28%
Angiotech Pharmaceuticals Inc. (a) (o)	54,100	1,090,115

Total Foreign Stocks
(Identified cost $1,085,719)		1,090,115

Other Investments — 25.40%

Other Investments — 25.40%
Securities Lending Quality Trust(s)	21,575,181	21,575,181

Total Other Investments
(Identified cost $21,575,181)		21,575,181

Repurchase Agreement — 4.16%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $3,532,069 Collateral: U.S. Treasury Bond $3,615,000, 2.5% due 05/31/06, Value $3,613,617	$3,532,000	3,532,000

Total Repurchase Agreement
(Identified cost $3,532,000)		3,532,000

Total Investments
(Identified cost $99,143,174)		$106,323,342

Other Assets Less Liabilities — (25.19)%		(21,396,874)

Net Assets — 100%		$84,926,468

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at June 30, 2004.
(s)	Represents investment of cash collateral received from securities on loan (See Note 5).

See notes to financial statements.

ENTERPRISE Accumulation Trust

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Enterprise Small Company Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including securities loaned valued at $20,816,104 (Note 5)	$106,323,342
Investment income receivable	23,737
Receivable for fund shares sold	56
Receivable for investments sold	1,020,989
Due from investment adviser	5,053
Cash	982
Other assets	1,336
Total assets	107,375,495
Liabilities:
Payable for fund shares redeemed	187,040
Payable for investments purchased	649,480
Payable upon return of securities loaned (Note 5)	21,575,181
Accrued expenses and other liabilities	37,326
Total liabilities	22,449,027
Net assets	$84,926,468
Analysis of net assets:
Paid-in capital	$92,003,472
Undistributed (accumulated) net investment income (loss)	(425,881)
Undistributed (accumulated) net realized gain (loss)	(13,831,301)
Unrealized appreciation (depreciation)	7,180,178
Net assets	$84,926,468
Fund shares outstanding	11,383,374
Net asset value per share	$7.46
Investments at cost	$99,143,174

See notes to financial statements.

ENTERPRISE Accumulation Trust

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Enterprise Small Company Growth Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $1,732)	$81,637
Interest	20,284
Securities lending income	26,614
Total investment income	128,535
Expenses:
Investment advisory fees	426,474
Shareholder servicing fees	127,822
Custodian and fund accounting fees	14,570
Reports to shareholders	2,544
Trustees’ fees	1,187
Audit and legal fees	11,051
Other expenses	3,276
Total expenses	586,924
Expense reimbursement	(32,508)
Total expenses, net of reimbursement	554,416
Net investment income (loss)	(425,881)
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	4,209,953
Net realized gain (loss) on foreign currency transactions	3,787
Net change in unrealized gain (loss) on investments	(2,675,155)
Net realized and unrealized gain (loss)	1,538,585
Net increase (decrease) in net assets resulting from operations	$1,112,704

See notes to financial statements.

ENTERPRISE Accumulation Trust

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Enterprise Small Company Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$(425,881)	$(739,556)
Net realized gain (loss) on investments and foreign currency transactions	4,213,740	(10,208,991)
Net change in unrealized gain (loss) on investments	(2,675,155)	26,244,280
Increase (decrease) in net assets resulting from operations	1,112,704	15,295,733
Distributions to shareholders from:
Net investment income	—	—
Net realized gains on investments	—	—
Total distributions to shareholders	—	—
From capital share transactions:
Shares sold	7,627,165	15,994,308
Shares redeemed	(7,709,993)	(13,596,652)
Total increase (decrease) in net assets resulting from capital share transactions	(82,828)	2,397,656
Total increase (decrease) in net assets	1,029,876	17,693,389
Net assets:
Beginning of period	83,896,592	66,203,203
End of period	$84,926,468	$83,896,592
Capital share activity:
Shares issued	1,016,261	2,528,730
Shares redeemed	(1,031,896)	(2,207,919)
Net increase (decrease)	(15,635)	320,811
Undistributed net investment income	$—	$—

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Enterprise Small Company Growth Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		For the Years Ended December 31,
			2003	2002	2001	2000		1999
Net asset value, beginning of period	$7.36		$5.98	$7.87	$8.60	$8.50		$5.46

Income from investment operations:
Net investment income (loss)C	(0.07)		(0.07)	(0.05)	(0.05)	(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	0.17		1.45	(1.84)	(0.38)	0.20	E	3.09

Total from investment operations	0.10		1.38	(1.89)	(0.43)	0.17		3.04

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	—		—
Distributions from capital gains	—		—	—	(0.30)	(0.07)		—

Total distributions	—		—	—	(0.30)	(0.07)		—

Net asset value, end of period	$7.46		$7.36	$5.98	$7.87	$8.60		$8.50

Total return	1.36	%B	23.08%	(24.02)%	(3.80)%	1.90%		55.68%
Net assets end of period (in thousands)	$84,926		$83,897	$66,203	$82,591	$82,061		$23,429
Ratio of expenses to average net assets	1.30	%A	1.29%	1.12%	1.10%	1.11%		1.40%
Ratio of expenses to average net assets (excluding reimbursement)	1.38	%A	1.29%	1.12%	1.10%	1.11%		1.55%
Ratio of net investment income (loss) to average net assets	(1.00	)%A	(1.03)%	(0.79)%	(0.62)%	(0.32)%		(0.81)%
Portfolio turnover	69%		85%	37%	40%	47%		37%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.
E	Per share income from investment operations may vary from anticipated results depending on the timing of capital share purchases and redemptions.

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 28, 2004.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Small Company Growth Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-thecounter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 1.00%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $127,854 for these services. ECM has voluntarily agreed to limit the Portfolios’ expense ratio to 1.30%.

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$56,005,586	$54,711,540

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

6. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for net operating losses and capital loss carryforwards utilized.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$99,143,174	$13,075,401	$5,895,233	$7,180,168

8. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

ENTERPRISE Accumulation Trust

10

Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	12,252,318.334
Votes Against	376,083.705
Votes Abstained	854,246.633
Votes Withheld	9,419,157.122

To approve the Agreement and Plan of Conversion and Termination

Votes For	12,198,356.165
Votes Against	387,794.855
Votes Abstained	896,497.652
Votes Withheld	9,419,157.122

ENTERPRISE Accumulation Trust

11

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

ENTERPRISE Accumulation Trust

12

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

ENTERPRISE Accumulation Trust

13

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

14

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

ENTERPRISE Accumulation Trust

15

Enterprise Accumulation Trust

SMALL COMPANY GROWTH PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

16

Enterprise Small Company Value Portfolio

SUBADVISER’S COMMENTS

GAMCO Investors, Inc.

Rye, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

GAMCO Investors, Inc. (“Gabelli”), which manages approximately $28.3 billion for institutional clients and whose normal investment minimum is $1 million, is subadviser to the Enterprise Small Company Value Portfolio.

Investment Objective

The objective of the Enterprise Small Company Value Portfolio is maximum capital appreciation.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 7.73%. The Portfolio outperformed its benchmark, the Russell 2000 Index, which returned 6.76%. The Portfolio outperformed its peer group, the Lipper Small-Cap Value Funds Index, which returned 7.70%.

How would you describe the investment environment during the period?

The economy has benefited from fiscal stimulus and the extraordinarily liquid monetary policy pursued by the Fed. Corporate earnings were strong. GDP grew about 5% over the past year and profit growth has been 25% or more. Returns were tempered by the belief that the economy will most likely slow to a more sustainable growth rate. Small company stocks had a solid half, despite challenges from interest rate increases, further turmoil and prisoner abuse scandals in Iraq, continued high oil prices, concern over a rise in inflation and uncertainty about the upcoming election.

What strategies affected Portfolio performance during the period?

Small-cap stocks continued to outperform in 2004, with the Russell 2000 Index outpacing both the Dow Jones Industrials and the S&P 500 Index by substantial margins. After the exceptional performance of more speculative small-caps in 2003, investors have been gravitating to higher quality, more reasonably valued small companies.

The period saw success in many industrial stocks, including those companies in the automotive aftermarket business. Other winners came from telecommunications, media, and clothing stocks. The Portfolio has held under-weight positions in both financial services and technology stocks. This strategy helped Portfolio performance in the period as both industry groups did poorly with the rise in interest rates. One year ago, the yield on the ten-year Treasury note was approximately 3.1%, and at the end of the first half of 2004 it was around 4.7%.

What changes were made to the Portfolio over the period?

During the period the Portfolio added shares of several mobile home manufacturers. With the aging of the population, Gabelli believes one of the industries likely to benefit is recreational vehicles — motor homes, travel trailers, and campers. It is a cyclical business, somewhat sensitive to interest rates, but it may benefit from an aging population. A subset of this business is mobile homes. Rising interest rates may make it a relative advantage to own a mobile home as a starter unit. The industry is also undergoing consolidation. The Portfolio also increased holdings in food companies Hain Celestial and International Multifoods, which were bought by JM Smucker for cash and stock.

There are specific risks associated with investments in small company stocks. Limited volume and frequency of trading may result in greater price deviations, and smaller capitalization companies may experience higher growth rates and higher failure rates than large companies.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

1

Enterprise Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Common Stocks — 95.52%

Advertising — 0.07%
Interep National Radio Sales Inc. (a)	48,000	$52,800
MDC Partners Inc (o)	20,000	240,000

		292,800

Aerospace — 6.04%
AAR Corporation (a) (o)	30,000	340,500
Ametek Inc.	174,000	5,376,600
Curtiss-Wright Corporation (Class B) (o)	22,000	1,182,940
Curtiss-Wright Corporation (o)	42,000	2,359,980
GenCorp Inc. (o)	313,000	4,191,070
Kaman Corporation (Class A) (o)	170,000	2,378,300
Lockheed Martin Corporation	12,000	624,960
Moog Inc. (Class A) (a)	53,000	1,966,830
Sequa Corporation (Class A) (a)	69,000	4,034,430
Sequa Corporation (Class B)	43,000	2,569,250

		25,024,860

Apparel & Textiles — 0.60%
Hartmarx Corporation (a)	235,000	1,480,500
Levcor International Inc. (a)	51,347	110,396
Wolverine World Wide Inc. (o)	34,000	892,500

		2,483,396

Automotive — 8.41%
A. O. Smith Corporation (Class A)	12,000	372,000
A. O. Smith Corporation (o)	18,000	572,220
Aaron Rents Inc. (Class A)	1,500	45,345
ArvinMeritor Inc.	20,000	391,400
BorgWarner Inc.	128,000	5,602,560
Clarcor Inc.	195,000	8,931,000
Earl Scheib Inc. (a) (f)	240,000	746,400
Federal-Mogul Corporation (a) (o)	60,000	17,400
Midas Inc. (a)	220,000	3,828,000
Modine Manufacturing Company	203,500	6,481,475
Navistar International Corporation (a)	43,000	1,666,680
Raytech Corporation (a) (o)	27,000	44,820
Standard Motor Products Inc. (o)	241,000	3,549,930
Tenneco Automotive Inc. (a)	150,000	1,984,500
United Auto Group Inc. (o)	20,000	613,000

		34,846,730

Banking — 0.67%
Sterling Bancorp (o)	100,000	2,762,000

Biotechnology — 0.23%
Invitrogen Corporation (a)	13,000	935,870

	Number of Shares or Principal Amount	Value

Broadcasting — 4.19%
Acme Communications Inc. (a) (o)	51,000	$351,900
Beasley Broadcast Group Inc. (Class A) (a) (o)	87,500	1,309,000
Cumulus Media Inc. (Class A) (a)	10,005	168,184
Fisher Communications Inc. (a)	60,000	3,019,800
Granite Broadcasting Corporation (a)	180,000	126,000
Gray Television Inc.	250,000	3,472,500
Liberty Media Corporation (Class A) (a)	156,000	1,402,440
Lin Tv Corporation (a) (o)	15,000	318,000
Nexstar Broadcasting Group Inc. (Class A) (a) (o)	20,000	219,600
Paxson Communications Corporation (a) (o)	345,000	1,121,250
Salem Communications Corporation (Class A) (a)	115,000	3,119,950
UnitedGlobalCom Inc. (Class A) (a)	179,648	1,304,244
World Wrestling Federation Entertainment Inc. (o)	10,000	127,500
Young Broadcasting Inc. (Class A) (a) (o)	100,000	1,315,000

		17,375,368

Building & Construction — 3.24%
Cavalier Homes Inc.	30,000	160,500
Cavco Industries Incorporated (o)	19,000	754,300
Champion Enterprises Incorporated (o)	70,000	642,600
Core Materials Corporation (a)	166,000	556,100
Fleetwood Enterprises Inc. (a) (o)	100,000	1,455,000
Hughes Supply Inc.	1,000	58,930
Huttig Building Products Inc. (a)	45,444	349,010
Monaco Coach Corporation (a) (o)	50,000	1,408,500
Rollins Inc.	327,500	7,535,775
Skyline Corporation (o)	12,000	487,800
Southern Energy Homes Inc.	9,400	38,540

		13,447,055

Business Services — 1.62%
Chemed Corp (o)	75,000	3,637,500
Edgewater Technology Inc. (a) (o)	220,000	1,361,800
Marketwatch Common Inc.	30,000	351,900
Nashua Corporation (a)	82,700	801,363
National Processing Inc. (a)	20,000	575,000

		6,727,563

Cable — 1.18%
Cablevision Systems Corporation (Class A) (a)	185,000	3,635,250
Lamson & Sessions Company (a)	120,000	964,800
Liberty Media International Inc.	7,800	289,380

		4,889,430

ENTERPRISE Accumulation Trust

2

Enterprise Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Chemicals — 3.02%
Albemarle Corporation	4,000	$126,600
Church & Dwight Company Inc.	50,000	2,289,000
Cytec Industries Inc. (a)	5,000	227,250
Ferro Corporation	100,000	2,668,000
Great Lakes Chemical Corporation (o)	132,000	3,571,920
Hercules Inc. (a)	100,000	1,219,000
MacDermid Inc.	15,000	507,750
Newmarket Corp (o)	18,000	386,460
Omnova Solutions Inc. (a)	250,000	1,525,000

		12,520,980

Computer Services — 0.19%
Startek Inc.	4,000	143,200
Tyler Technologies Inc. (a) (o)	25,000	236,500
Xanser Corporation (a)	175,000	430,500

		810,200

Computer Software — 0.01%
OpenTV Corporation (Class A) (a) (o)	19,000	39,520

Conglomerates — 0.09%
Harbor Global Company Ltd. (a)	40,000	380,000

Consumer Durables — 0.03%
Noel Group Liquidating Trust Units (a) (d) (g) (m)	135,000	—
Oneida Ltd. (o)	80,000	129,600

		129,600

Consumer Products — 0.81%
Delaware Laboratories Inc.	2,000	62,040
Elizabeth Arden Inc. (a) (o)	20,000	420,800
New England Business Service Inc. (o)	31,500	1,386,000
Revlon Inc. (Class A) (a) (o)	77,005	227,165
Scotts Company (a)	3,000	191,640
Sola International Inc. (a) (o)	35,000	603,050
TL Administration Corporation	85,000	2,210
WD-40 Company (o)	15,000	449,100

		3,342,005

Drugs & Medical Products — 0.42%
Owens & Minor Inc.	20,000	518,000
Thermo Electron Corporation (a)	40,000	1,229,600

		1,747,600

Electrical Equipment — 4.47%
Ampco-Pittsburgh Corporation (o)	130,000	1,671,800
Baldor Electric Company (o)	90,000	2,101,500
C&D Technologies Inc.	5,000	89,150
National Presto Industries Inc. (o)	10,400	428,792
SL Industries Inc.	84,000	924,840
Thomas & Betts Corporation (a) (o)	220,000	5,990,600
Thomas Industries Inc.	220,000	7,304,000

		18,510,682

	Number of Shares or Principal Amount	Value

Electronics — 0.57%
CTS Corporation (o)	100,000	$1,206,000
Monolithic Systems Technology Inc. (a)	25,000	188,250
Park Electrochemical Corporation	38,000	959,500

		2,353,750

Energy — 0.94%
AES Corporation (a)	30,000	297,900
Aquila Inc.	250,000	890,000
El Paso Electric Company (a) (o)	160,000	2,470,400
SEMCO Energy Inc. (o)	40,000	232,800

		3,891,100

Entertainment & Leisure — 3.98%
Churchill Downs Inc. (o)	66,400	2,702,480
Dover Downs Gaming & Entertainment Inc. (o)	75,000	843,750
Dover Motorsports Inc. (o)	120,000	480,000
E.W. Scripps Company (Class A)	20,000	2,100,000
Gaylord Entertainment Company (a) (o)	218,000	6,843,020
K2 Inc. (a) (o)	26,000	408,200
Magna Entertainment Corporation (Class A) (a) (o)	110,000	649,000
Sinclair Broadcast Group Inc. (Class A) (a) (o)	155,000	1,591,850
Six Flags Inc. (a) (o)	100,000	726,000
Thor Industries Inc.	4,000	133,840

		16,478,140

Finance — 1.15%
BKF Capital Group Inc.	44,000	1,278,200
Interactive Data Corporation (a)	140,000	2,438,800
SWS Group Inc. (o)	70,000	1,071,000

		4,788,000

Food, Beverages & Tobacco — 5.90%
Boston Beer Inc. (Class A) (a) (o)	34,000	684,760
Corn Products International Inc. (o)	70,000	3,258,500
Del Monte Foods Company (a)	61,000	619,760
Flowers Foods Inc.	173,000	4,523,950
Hain Celestial Group Inc. (a) (o)	12,000	217,200
Ingles Markets Inc. (Class A)	145,000	1,619,650
J & J Snack Foods Corporation (a) (o)	2,000	81,660
John B. Sanfilippo & Son Inc. (a) (o)	1,000	26,720
PepsiAmericas Inc.	90,000	1,911,600
Ralcorp Holdings Inc. (a)	67,000	2,358,400
Robert Mondavi Corporation (Class A) (a)	42,000	1,554,840
Sensient Technologies Corporation (o)	145,000	3,114,600
Tootsie Roll Industries Inc.	107,120	3,481,400
Weis Markets Inc.	29,000	1,016,450

		24,469,490

ENTERPRISE Accumulation Trust

3

Enterprise Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Gaming — 0.34%
Lakes Entertainment Inc. (a) (o)	120,000	$1,390,800

Health Care — 0.02%
Viasys Healthcare Inc. (a)	3,500	73,185

Hotels & Restaurants — 2.83%
Aztar Corporation (a)	185,000	5,180,000
Boca Resorts Inc. (a) (o)	147,000	2,913,540
Caesars Entertainment Inc.(a)	30,000	450,000
Louisiana Quinta Corporation (a)	130,000	1,092,000
Marcus Corporation	1,000	17,250
The Steak n Shake Company (a) (o)	50,000	911,000
Triarc Companies Inc. (Class A) (o)	40,000	413,200
Triarc Companies Inc. (Class B) (o)	70,000	711,900
Trump Hotels & Casino Resorts Inc. (a) (o)	5,000	12,100
Wyndham International Inc. (a)	30,000	30,000

		11,730,990

Insurance — 3.34%
Argonaut Group Inc. (o)	115,000	2,119,450
Danielson Holding Corporation (a) (o)	133,650	923,518
Liberty Corporation	142,000	6,666,900
Midland Company	140,000	4,151,000

		13,860,868

Life Insurance — 0.01%
The Phoenix Companies Inc. (o)	3,500	42,875

Machinery — 5.22%
AGCO Corporation (a)	35,000	712,950
Baldwin Technology Company Inc. (Class A)	239,500	857,410
CNH Global	5,000	103,200
Fairchild Corporation (Class A) (a) (o)	250,000	1,070,000
Flowserve Corporation (a)	75,000	1,870,500
Franklin Electric Company Inc. (o)	74,000	2,794,240
IDEX Corporation	105,000	3,606,750
Katy Industries Inc. (a)	160,000	782,400
Paxar Corporation (a) (o)	140,000	2,732,800
Robbins & Myers Inc.	2,000	44,900
Standex International Corporation (o)	55,000	1,496,000
Tennant Company (o)	36,000	1,492,200
The Gorman-Rupp Company (o)	20,500	556,985
Watts Industries Inc. (Class A)	130,000	3,503,500

		21,623,835

Manufacturing — 11.40%
Acuity Brands Inc.	50,000	1,350,000
Aviall Inc. (a) (o)	100,000	1,901,000
Barnes Group Inc. (o)	42,000	1,217,160
Belden Inc. (o)	90,000	1,928,700
Crane Company	100,000	3,139,000
Cuno Inc. (a)	62,000	3,307,700

	Number of Shares or Principal Amount	Value

Donaldson Company Inc.	40,000	$1,172,000
Energizer Holdings Inc. (a)	65,000	2,925,000
Esco Technologies Inc. (a)	1,500	80,040
Fedders Corporation (o)	665,000	2,892,750
Gentek Inc. (a) (d) (m)	15,000	—
Gerber Scientific Inc. (a) (o)	30,000	211,800
GP Strategies Corporation (a) (o)	10,000	65,900
Graco Inc.	138,000	4,284,900
Graftech International Ltd. (o) (a)	130,000	1,359,800
Industrial Distribution Group Inc. (a)	70,000	574,770
MagneTek Inc. (a) (o)	70,000	583,800
Material Sciences Corporation (a) (o)	190,000	2,023,500
Mathews International Corporation (Class A)	10,000	329,400
Myers Industries Inc. (o)	140,000	1,974,000
Oil-Dri Corporation of America (f)	237,500	3,966,250
Park Ohio Holdings Corporation (a)	200,000	2,360,000
Precision Castparts Corporation	110,000	6,015,900
Roper Industries Inc. (o)	30,000	1,707,000
Strattec Security Corporation (a) (o)	25,000	1,710,750
Tredegar Inds Incorporated (o)	10,000	161,300

		47,242,420

Media — 2.31%
Gemstar-TV Guide International Inc. (a) (o)	200,000	960,000
Media General Inc. (Class A)	134,000	8,605,480

		9,565,480

Medical Instruments — 1.60%
Edwards Lifesciences Corporation (a) (o)	30,000	1,045,500
Exactech Inc. (a) (o)	34,000	737,800
ICU Medical Inc. (a) (o)	9,000	301,770
INAMED Corporation (a)	19,000	1,194,150
Kensey Nash Corporation (a) (o)	2,500	86,250
Schick Technologies Inc (o)	3,400	45,730
Sybron Dental Specialties (a)	101,000	3,014,850
Thoratec Corporation (a) (o)	10,000	107,300
Young Innovations	4,000	101,600

		6,634,950

Medical Services — 0.61%
CIRCOR International Inc.	60,000	1,223,400
Inverness Medical Innovations Inc. (a) (o)	30,000	657,000
Regeneration Tech Inc. (o)	25,000	268,250
Vitalworks Inc. (o)	110,000	380,600

		2,529,250

Metals & Mining — 0.01%
WHX Corporation (a) (o)	15,000	24,300

ENTERPRISE Accumulation Trust

4

Enterprise Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Multi-Line Insurance — 0.54%
Alleghany Corporation (a)	7,792	$2,236,304

Neutraceuticals — 0.40%
Weider Nutrition International Inc. (a)	350,000	1,641,500

Oil Services — 0.12%
RPC Inc. (o)	25,000	394,750
W-H Energy Services Inc. (a) (o)	5,000	98,000

		492,750

Paper Products — 1.13%
Greif Brothers Corporation (Class A)	96,400	4,072,900
Schweitzer Mauduit International Inc.	20,000	612,600

		4,685,500

Printing & Publishing — 5.94%
A.H. Belo Corporation (Class A)	105,000	2,819,250
Journal Register Company (a)	80,000	1,600,000
Lee Enterprises Inc.	60,000	2,880,600
McClatchy Company (Class A)	97,000	6,804,550
Meredith Corporation	55,000	3,022,800
Penton Media Inc. (a) (o)	100,000	41,000
Pulitzer Inc. (o)	92,000	4,498,800
Thomas Nelson Inc. (o)	57,000	1,296,180
Topps Company Inc. (o)	170,000	1,649,000

		24,612,180

Property-Casualty Insurance — 0.13%
CNA Surety Corporation (o)	48,500	531,075

Publishing — 0.26%
PRIMEDIA Inc. (a) (o)	388,600	1,080,308

Real Estate — 0.68%
Griffin Land & Nurseries Inc. (a) (o)	112,000	2,805,600

Retail — 2.27%
Big 5 Sporting Goods Corporation (a)	5,000	130,950
Blockbuster Inc. (Class A) (o)	3,000	45,540
Burlington Coat Factory Warehouse Corporation (o)	90,000	1,737,000
Gander Mtn Co (o)	3,000	68,850
Movado Group Inc.	6,000	103,500
Neiman-Marcus Group (Class B) (a)	140,000	7,264,600
School Specialty Inc. (a) (o)	2,000	72,620

		9,423,060

Telecommunications — 2.32%
Andrew Corporation (a) (o)	37,000	740,370
Atlantic Tele-Network Inc.	10,000	321,000
ATX Communications Inc. (a)	30,000	1,800

	Number of Shares or Principal Amount	Value

Cincinnati Bell Inc. (a)	300,000	$1,332,000
Citizens Communications Company (a) (o)	100,000	1,210,000
Commonwealth Telephone Enterprises Inc. (a) (o)	73,378	3,285,133
Communications Systems Inc. (a)	78,500	628,785
D&E Communications Inc. (o)	49,000	657,580
Nextel Partners Inc. (a) (o)	45,000	716,400
Plantronics Inc. (a)	5,000	210,500
Qwest Communications International Inc.	10,000	35,900
Rural Celluar Corporation (a) (o)	55,000	487,850

		9,627,318

Transportation — 1.41%
GATX Corporation	180,000	4,896,000
Oshkosh Truck Corporation	6,000	343,860
TransPro Inc. (a) (o)	105,000	604,800

		5,844,660

Travel/Entertainment/Leisure — 0.03%
Bowlin Travel Centers Inc. (a)	70,000	112,000

Utilities — 2.01%
AGL Resources Inc.	19,000	551,950
Allegheny Energy Inc. (o)	30,000	462,300
CH Energy Group Inc. (o)	46,000	2,136,240
Duquesne Light Holdings Inc. (o)	130,000	2,510,300
ONEOK Inc.	40,000	879,600
Westar Energy Inc.	90,000	1,791,900

		8,332,290

Waste Management — 1.14%
Allied Waste Industries Inc. (a) (o)	150,000	1,977,000
Republic Services Inc.	95,000	2,749,300

		4,726,300

Wireless Communications — 1.62%
Centennial Communications Corporation (a) (o)	55,000	393,250
Dobson Communications Corporation (a) (o)	5,000	16,300
Nextel Communications Inc. (Class A) (a)	10,000	266,600
Price Communications Corporation (a)	168,000	2,479,680
United States Cellular Corporation (a)	25,000	963,750
Western Wireless Corporation (Class A) (a) (o)	90,000	2,601,900

		6,721,480

Total Domestic Common Stocks
(Identified cost $285,510,871)		395,837,417

ENTERPRISE Accumulation Trust

5

Enterprise Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Foreign Stocks — 1.91%

Aerospace — 0.03%
Embraer Empresa Brasileira de Aeronautica (ADR) (o)	4,000	$114,360

Cable — 0.11%
Rogers Communications Inc. (Class B) (o)	25,000	453,250

Hotels & Restaurants — 0.32%
Kerzner International Ltd. (a) (o)	28,000	1,331,680

Medical Instruments — 0.05%
Orthofix International (o)	5,000	213,650

Metals & Mining — 0.20%
Barrick Gold Corporation	35,000	691,250
Kinross Gold Corporation	28,167	156,608

		847,858

Telecommunications — 0.63%
Vimpel-Communications (ADR) (a) (o)	27,000	2,604,150

Wireless Communications — 0.57%
Rogers Wireless Communications (Class B) (a)	86,600	2,342,530

Total Foreign Stocks
(Identified cost $3,828,038)		7,907,478

Short-Term U. S. Government Obligations — 1.94%
United States Treasury Bill 0.945% due 07/22/04 (e)	$8,019,000	8,014,580

Total Short-Term U. S. Government Obligations
(Identified cost $8,014,580)		8,014,580

Other Investments — 12.83%
Securities Lending Quality Trust(s)	53,183,761	53,183,761

Total Other Investments
(Identified cost $53,183,761)		53,183,761

Number of Shares or Principal Amount		Value

Repurchase Agreement — 0.61%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $2,532,049 Collateral: U.S. Treasury Note $2,350,000, 6.25% due 02/15/07, Value $2,643,217	$2,532,000	$2,532,000

Total Repurchase Agreement
(Identified cost $2,532,000)		2,532,000

Total Investments
(Identified cost $353,069,250)		$467,475,236

Other Assets Less Liabilities — (12.81)%		(53,067,654)

Net Assets — 100%		$414,407,582

(a)	Non-income producing security.
(d)	Security is fair valued at June 30, 2004
(e)	The rate shown is the current effective yield.
(f)	Considered as affiliated company as the Portfolio owns more than 5% of the outstanding voting securities of such company. The total market value of such investments at June 30, 2004 was $4,712,650.
(g)	Restricted securities held at June 30, 2004 were as follows:

					Aggregate
Description	Date of Acquisition	Number of Units	Unit Cost	Fair Value per Unit	Cost	Value	Percent of Net Assets
Noel Group Liquidating Trust Units	10/08/98	135,000	$0.81	$0.00	109,688	$0	0.00%

(m)	Illiquid security.
(o)	Security, or portion thereof, out on loan at June 30, 2004
(s)	Represents investment of cash collateral received from securities on loan (See Note 5).
(ADR)	American Depository Receipt.

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Enterprise Small Company Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including securities loaned valued at $52,327,314 (Note 5)	$467,475,236
Investment income receivable	306,584
Receivable for fund shares sold	28,423
Receivable for investments sold	959,166
Cash	546
Other assets	6,125
Total assets	468,776,080
Liabilities:
Payable for fund shares redeemed	720,637
Payable for investments purchased	290,548
Payable upon return of securities loaned (Note 5)	53,183,761
Accrued expenses and other liabilities	173,552
Total liabilities	54,368,498
Net assets	$414,407,582
Analysis of net assets:
Paid-in capital	$296,892,123
Undistributed (accumulated) net investment income (loss)	522,291
Undistributed (accumulated) net realized gain (loss)	2,587,170
Unrealized appreciation (depreciation)	114,405,998
Net assets	$414,407,582
Fund shares outstanding	16,328,289
Net asset value per share	$25.38
Investments at cost	$353,069,250

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Enterprise Small Company Value Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends	$2,609,777
Interest	55,953
Securities lending income	46,525
Total investment income	2,712,255
Expenses:
Investment advisory fees	1,614,100
Shareholder servicing fees	605,734
Custodian and fund accounting fees	50,914
Reports to shareholders	12,122
Trustees’ fees	5,735
Audit and legal fees	52,399
Other expenses	15,768
Total expenses	2,356,772
Net investment income (loss)	355,483
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	6,520,682
Net realized gain (loss) on foreign currency transactions	28
Net change in unrealized gain (loss) on investments	23,180,588
Net realized and unrealized gain (loss)	29,701,298
Net increase (decrease) in net assets resulting from operations	$30,056,781

See notes to financial statements.

ENTERPRISE Accumulation Trust

8

Enterprise Small Company Value Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$355,483	$47,321
Net realized gain (loss)	6,520,710	4,633,996
Net change in unrealized gain (loss)	23,180,588	103,903,308
Increase (decrease) in net assets resulting from operations	30,056,781	108,584,625
Distributions to shareholders from:
Net investment income	—	(347,947)
Net realized gains on investments	—	—
Total distributions to shareholders	—	(347,947)
From capital share transactions:
Shares sold	19,496,523	31,257,317
Reinvestment of distributions	—	347,947
Shares redeemed	(32,059,867)	(49,372,332)
Total increase (decrease) in net assets resulting from capital share transactions	(12,563,344)	(17,767,068)
Total increase (decrease) in net assets	17,493,437	90,469,610
Net assets:
Beginning of period	396,914,145	306,444,535
End of period	$414,407,582	$396,914,145
Capital share activity:
Shares issued	797,662	1,616,741
Shares issued in reinvestment of distributions	—	16,506
Shares redeemed	(1,313,060)	(2,651,871)
Net increase (decrease)	(515,398)	(1,018,624)
Undistributed net investment income	$522,291	$166,808

See notes to financial statements.

ENTERPRISE Accumulation Trust

9

Enterprise Small Company Value Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
	(Unaudited) Six Months Ended June 30, 2004		For the Years Ended December 31,
			2003		2002	2001	2000	1999
Net asset value, beginning of period	$23.56		$17.16		$19.59	$26.19	$31.45	$27.36

Income from investment operations:
Net investment income (loss)C	0.04		0.00	D	0.03	0.08	0.07	0.04
Net realized and unrealized gain (loss) on investments	1.78		6.42		(1.87)	0.21	0.71	6.27

Total from investment operations	1.82		6.42		(1.84)	0.29	0.78	6.31

Less dividends and distributions:
Dividends from net investment income	—		(0.02)		(0.07)	(0.07)	(0.05)	(0.16)
Distributions from capital gains	—		—		(0.52)	(6.82)	(5.99)	(2.06)

Total distributions	—		(0.02)		(0.59)	(6.89)	(6.04)	(2.22)

Net asset value, end of period	$25.38		$23.56		$17.16	$19.59	$26.19	$31.45

Total return	7.73	%B	37.43%		(9.25)%	5.25%	2.52%	24.02%
Net assets end of period (in thousands)	$414,408		$396,914		$306,445	$359,481	$351,270	$455,563
Ratio of expenses to average net assets	1.17	%A	1.08%		0.92%	0.90%	0.89%	0.84%
Ratio of net investment income (loss) to average net assets	0.18	%A	0.01%		0.14%	0.35%	0.23%	0.12%
Portfolio turnover	5%		8%		10%	29%	41%	23%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.
D	Less than $0.01 per share.

See notes to financial statements.

ENTERPRISE Accumulation Trust

10

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 28, 2004.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Small Company Value Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

ENTERPRISE Accumulation Trust

11

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.80% for the first $400 million, 0.75% for the next $400 million, and 0.70% for average daily net assets over $800 million. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $605,774 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.30%.

For the six months ended June 30, 2004, the Portfolio paid brokerage commissions of $83,245 to affiliates of the adviser and subadviser.

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$19,765,810	$29,423,656
ENTERPRISE Accumulation Trust

12

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank and Trust.

6. Borrowings

The Trust and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. There were no loans outstanding at any time during the six months ended June 30, 2004.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for capital loss carryforwards utilized, net operating losses, losses deferred due to wash sales and investments in certain types of partnerships.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$353,069,250	$134,157,141	$19,751,155	$114,405,986

8. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

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13

Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	17,235,672.294
Votes Against	841,021.582
Votes Abstained	1,175,797.763
Votes Withheld	13,871,767.105

To approve the Agreement and Plan of Conversion and Termination

Votes For	17,112,961.190
Votes Against	890,830.076
Votes Abstained	1,248,700.373
Votes Withheld	13,871,767.105

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14

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

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15

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

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EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

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EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

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Enterprise Accumulation Trust

SMALL COMPANY VALUE PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

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Enterprise Capital Appreciation Portfolio

SUBADVISER’S COMMENTS

Marsico Capital Management, LLC

Denver, Colorado

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Marsico Capital Management, LLC (“Marsico”), which manages approximately $34.5 billion for institutional clients and whose usual investment minimum is $100 million, is subadviser to the Enterprise Capital Appreciation Portfolio.

Investment Objective

The objective of the Enterprise Capital Appreciation Portfolio is maximum capital appreciation.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 1.43%. The Portfolio underperformed its benchmark, the S&P 500 Index, which returned 3.44%. The Portfolio underperformed its peer group, the Lipper Large-Cap Growth Funds Index, which returned 2.18%.

How would you describe the investment environment during the period?

Higher beta (i.e., smaller- and medium-capitalization companies) and “value” represented the market leaders during the period. Energy was the best-performing economic sector, followed by industrials and consumer staples. All sectors of the S&P 500 Index actually managed to post a positive return, although overall gains were modest in nature. Five sectors experienced increases of 2% or less. The weakest-performing sector was information technology.

In terms of industry-level returns, there was a considerably greater degree of performance dispersion. Some of the best performing industries were household and personal products and hotel/leisure, whereas some of the worst performing industries were semiconductors and media.

What strategies affected Portfolio performance during the period?

Positive factors impacting performance as compared to the S&P 500 Index included an over-weighted posture in health care equipment and services investments benefited investment results. Individual positions (e.g., Zimmer Holdings, UnitedHealth Group, Boston Scientific, and Quest Diagnostics) were among the Portfolio’s better-performing holdings during the period. In addition, biotechnology holding Genentech was a solid performer for the period. Hotel positions (e.g., Four Seasons Hotels, Mandalay Resort Group) were among the Portfolio’s better-performing holdings during the period. Select positions (e.g., Qualcomm) in the technology hardware and equipment industry also positively impacted performance

Factors that negatively impacted performance included certain holdings in the retailing industry, such as Tiffany & Co. and Amazon. An under-weighted posture in energy also negatively impacted performance. Semiconductor holdings such as Intel fell in value prior to being sold during the period, while Samsung also declined for the period. Certain holdings in the Capital Goods industry, including Caterpillar and Lockheed-Martin, also underperformed. Telecommunications services company Nextel Communications, Ryanair Holdings, a regional airline, Forest Laboratories, a biotechnology company and Comcast Corporation, a media company all declined during the period in which they were owned.

ENTERPRISE Accumulation Trust

1

Enterprise Capital Appreciation Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

From the perspective of economic sector distribution, there was not a great deal of change to the Portfolio’s overall “complexion” during the period. Information technology positions were decreased early in the period, then modestly increased. Meanwhile, allocations to sectors such as Industrials and health care rose modestly. As of June 30, 2004 the Portfolio’s largest sector positions were: health care, consumer discretionary, information technology, financials, and industrials. The Portfolio had no holdings in energy, utilities, and telecommunications Services, and a minimal allocation to materials, as of June 30, 2004.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

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Enterprise Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Common Stocks — 94.29%

Aerospace — 0.60%
General Dynamics Corporation	205	$20,357
Honeywell International Inc.	8,159	298,864

		319,221

Banking — 0.18%
UCBH Holdings Inc.	2,421	95,678

Biotechnology — 6.75%
Genentech Inc. (a)	63,816	3,586,459

Building & Construction — 1.84%
Lennar Corporation (Class A)	18,757	838,813
Lennar Corporation (Class B)	3,416	141,525

		980,338

Business Services — 0.54%
Automatic Data Processing Inc.	6,800	284,784

Chemicals — 0.32%
Monsanto Company	4,468	172,018

Computer Services — 1.98%
Dell Inc. (a)	29,334	1,050,744

Computer Software — 3.27%
Electronic Arts Inc. (a)	13,970	762,063
Microsoft Corporation	34,100	973,896

		1,735,959

Consumer Products — 5.45%
Nike, Inc. (Class B)	15,476	1,172,307
Procter & Gamble Company	31,632	1,722,046

		2,894,353

Electrical Equipment — 4.07%
General Electric Company	66,818	2,164,903

Finance — 6.98%
Goldman Sachs Group Inc.	10,845	1,021,165
SLM Corporation	66,432	2,687,175

		3,708,340

Food, Beverages & Tobacco — 2.44%
PepsiCo Inc.	24,028	1,294,629

Health Care — 5.54%
UnitedHealth Group Inc.	47,294	2,944,051

Hotels & Restaurants — 6.56%
Four Season Hotels Inc. (o)	31,874	1,919,134
Mandalay Resort Group	10,808	741,861
Starbucks Corporation (a)	16,860	733,073
Wynn Resorts Ltd. (a) (o)	2,334	90,162

		3,484,230

Machinery — 3.13%
Caterpillar Inc.	20,951	1,664,347

	Number of Shares or Principal Amount	Value

Medical Instruments — 9.41%
Boston Scientific Corporation (a)	33,817	$1,447,368
Medtronic Inc.	20,006	974,692
St. Jude Medical Inc. (a)	5,356	405,181
Zimmer Holdings Inc. (a)	24,597	2,169,456

		4,996,697

Medical Services — 1.58%
Quest Diagnostics Inc.	9,875	838,881

Misc. Financial Services — 10.72%
Citigroup Inc.	55,716	2,590,794
Countrywide Financial Corporation	21,679	1,522,950
Merrill Lynch & Company Inc.	29,244	1,578,591

		5,692,335

Real Estate — 1.29%
M.D.C. Holdings Inc.	10,778	685,588

Retail — 11.06%
Bed Bath & Beyond Inc. (a)	4,700	180,715
CVS Corporation	10,035	421,671
eBay Inc. (a)	10,715	985,244
Lowe’s Companies Inc.	29,045	1,526,315
Tiffany & Company	50,637	1,865,973
Wal-Mart Stores Inc.	16,923	892,858

		5,872,776

Telecommunications — 5.34%
QUALCOMM Inc.	38,865	2,836,368

Transportation — 2.30%
FedEx Corporation	14,962	1,222,246

Travel/Entertainment/Leisure — 1.24%
Royal Caribbean Cruises Ltd. (o)	15,184	659,137

Wireless Communications — 1.70%
Motorola Inc.	49,611	905,401

Total Domestic Common Stocks
(Identified cost $37,574,592)		50,089,483

Foreign Stocks — 4.51%

Drugs & Medical Products — 0.55%
Roche Holdings-Genusschein	2,957	292,574

Electronics — 2.77%
Samsung Electronics (GDR) (144A)	3,560	1,469,598

Manufacturing — 1.19%
Tyco International Ltd.	19,031	630,687

Total Foreign Stocks
(Identified cost $2,497,742)		2,392,859

ENTERPRISE Accumulation Trust

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Enterprise Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

June 30, 2004

	Number of Shares or Principal Amount	Value

Other Investments — 4.63%
Securities Lending Quality Trust (s)	2,458,486	$2,458,486

Total Other Investments
(Identified cost $2,458,486)		2,458,486

Total Investments
(Identified cost $42,530,820)		$54,940,828

Other Assets Less Liabilities — (3.43)%		(1,820,541)

Net Assets — 100%		$53,120,287

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at June 30, 2004.
(s)	Represents investment of cash collateral received from securities on loan (See Note 5).
(GDR)	Global Depository Receipt.

See notes to financial statements.

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Enterprise Capital Appreciation Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including securities loaned valued at $2,437,571 (Note 5)	$54,940,828
Foreign currency at value (cost — $1,711)	1,700
Investment income receivable	27,783
Receivable for fund shares sold	3,250
Receivable for investments sold	645,057
Other assets	945
Total assets	55,619,563
Liabilities:
Payable for fund shares redeemed	13,648
Payable upon return of securities loaned (Note 5)	2,458,486
Accrued expenses and other liabilities	27,142
Total liabilities	2,499,276
Net assets	$53,120,287
Analysis of net assets:
Paid-in capital	$65,769,202
Undistributed (accumulated) net investment income (loss)	(39,759)
Undistributed (accumulated) net realized gain (loss)	(25,019,157)
Unrealized appreciation (depreciation)	12,410,001
Net assets	$53,120,287
Fund shares outstanding	8,320,608
Net asset value per share	$6.38
Investments at cost	$42,530,820

See notes to financial statements.

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Enterprise Capital Appreciation Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $1,521)	$248,571
Interest	2,509
Securities lending income	4,222
Total investment income	255,302
Expenses:
Investment advisory fees	202,056
Shareholder servicing fees	80,757
Custodian and fund accounting fees	11,246
Reports to shareholders	1,569
Trustees’ fees	743
Audit and legal fees	6,878
Other expenses	2,260
Total expenses	305,509
Expenses reduced by expense offset arrangements	(10,448)
Total expenses, net of expense offset arrangements	295,061
Net investment income (loss)	(39,759)
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	2,118,051
Net realized gain (loss) on foreign currency transactions	(15,216)
Net change in unrealized gain (loss) on investments	(1,249,569)
Net realized and unrealized gain (loss)	853,266
Net increase (decrease) in net assets resulting from operations	$813,507

See notes to financial statements.

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Enterprise Capital Appreciation Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$(39,759)	$(121,799)
Net realized gain (loss)	2,102,835	412,254
Net change in unrealized gain (loss)	(1,249,569)	13,333,370
Increase (decrease) in net assets resulting from operations	813,507	13,623,825
Distributions to shareholders from:
Net investment income	—	—
Net realized gains	—	—
Total distributions to shareholders	—	—
From capital share transactions:
Shares sold	1,841,906	4,814,225
Reinvestment of distributions	—	—
Shares redeemed	(4,172,261)	(7,414,686)
Total increase (decrease) in net assets resulting from capital share transactions	(2,330,355)	(2,600,461)
Total increase (decrease) in net assets	(1,516,848)	11,023,364
Net assets:
Beginning of period	54,637,135	43,613,771
End of period	$53,120,287	$54,637,135
Capital share activity:
Shares issued	291,015	875,125
Shares redeemed	(660,895)	(1,412,643)
Net increase (decrease)	(369,880)	(537,518)
Undistributed net investment income	$—	$—

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Enterprise Capital Appreciation Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
	(Unaudited) Six Months Ended June 30, 2004		For the Years Ended December 31,
			2003	2002	2001		2000	1999
Net asset value, beginning of period	$6.29		$4.73	$5.69	$7.09		$8.65	$5.57

Income from investment operations:
Net investment income (loss)C	(0.01)		(0.01)	(0.01)	0.00	D	0.05	(0.03)
Net realized and unrealized gain (loss) on investments	0.10		1.57	(0.95)	(1.36)		(1.20)	3.11

Total from investment operations	0.09		1.56	(0.96)	(1.36)		(1.15)	3.08

Less dividends and distributions:
Dividends from net investment income	—		—	—	(0.04)		—	—
Distributions from capital gains	—		—	—	—		(0.41)	—

Total distributions	—		—	—	(0.04)		(0.41)	—

Net asset value, end of period	$6.38		$6.29	$4.73	$5.69		$7.09	$8.65

Total return	1.43	%B	32.98%	(16.87)%	(19.11)%		(13.82)%	55.30%
Net assets end of period (in thousands)	$53,120		$54,637	$43,614	$57,542		$72,982	$33,129
Ratio of expenses to average net assets (excluding expense offset arrangements)	1.13	%A	1.05%	0.88%	0.87%		0.86%	1.16%
Ratio of expenses to average net assets	1.10	%A	1.01%	0.87%	0.86%		0.86%	1.16%
Ratio of net investment income (loss) to average net assets	(0.15	)%A	(0.26)%	(0.15)%	(0.04)%		0.62%	(0.41)%
Portfolio turnover	49%		75%	109%	115%		123%	247%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.
D	Less than $0.01 per share.

See notes to financial statements.

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 28, 2004.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Capital Appreciation Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets. The Portfolio may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Portfolio. This amount is reported in the Statement of Operations.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, which is wholly-owned by The MONY Group Inc. and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.75%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $80,761 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.30%.

ENTERPRISE Accumulation Trust

10

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$26,255,667	$28,553,756

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

6. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards utilized, net operating losses, losses deferred due to wash sales and distributions from real estate investment trusts.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$42,530,820	$12,902,870	$492,862	$12,410,008

8. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

ENTERPRISE Accumulation Trust

11

Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	8,959,621.739
Votes Against	437,922.390
Votes Abstained	547,109.593
Votes Withheld	7,204,709.990

To approve the Agreement and Plan of Conversion and Termination

Votes For	8,945,691.043
Votes Against	442,778.613
Votes Abstained	556,184.066
Votes Withheld	7,204,709.990

ENTERPRISE Accumulation Trust

12

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

ENTERPRISE Accumulation Trust

13

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

ENTERPRISE Accumulation Trust

14

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

15

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

ENTERPRISE Accumulation Trust

16

Enterprise Accumulation Trust

CAPITAL APPRECIATION PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

17

Enterprise Deep Value Portfolio

SUBADVISER’S COMMENTS

Wellington Management Company, LLP

Boston, Massachusetts

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Wellington Management Company, LLP (“Wellington”), which manages approximately $424 billion for institutional clients and whose usual investment minimum for this investment objective is $20 million, is subadviser to the Enterprise Deep Value Portfolio.

Investment Objective

The objective of the Enterprise Deep Value Portfolio is total return through capital appreciation with income as a secondary consideration.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 2.13%. The Portfolio underperformed its benchmark, the Russell 1000 Value Index, which returned 3.93%. The Portfolio underperformed its peer group, the Lipper Large-Cap Value Funds Index, which returned 3.49%.

How would you describe the investment environment during the period?

Unlike the first quarter of 2004 when most of the focus was on the jobless U.S. economic recovery, investors spent much of the second quarter worrying about inflation. Keyed by strengthening employment data and stubbornly high oil prices, inflation surprised on the upside. In response, the Fed raised interest rates during their June meeting, ostensibly marking an end to an era of nearly 25 years of generally falling interest rates. U.S. equity markets spent most of the second quarter in a waiting mode in anticipation of the Fed’s meeting.

What strategies affected Portfolio performance during the period?

For the six-month period, relative performance was negatively impacted by stock selection in the information technology and materials sectors. Within information technology, weak performing holdings included Applied Materials, Inc. and Teradyne. Meanwhile, in the materials sector, the Portfolio’s holding in aluminum manufacturer Alcoa detracted from performance for the period. Stock selection in the health care and the consumer staples sectors, however was additive to Portfolio performance for the period. Within health care, C.R. Bard Corporation and Beckman Coulter were both good performers due to strong earnings results. In consumer staples, holdings such as Coca Cola Enterprises and CVS were strong contributors to performance.

ENTERPRISE Accumulation Trust

1

Enterprise Deep Value Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

During the six-month period, the largest sector shifts were an increase in the Portfolio’s benchmark relative over-weight to the health care sector and an increase in an under-weight position in the telecommunication services sector. From a stock specific perspective, the Portfolio initiated a position in Wyeth Pharmaceuticals, as anticipated negative litigation news came to pass, while Wyeth’s strong drug portfolio and pipelines were being ignored. Wellington also added to the Portfolio’s position in Caterpillar, where earnings have been outstanding and should be sustainable as most of its customers are healthy. Wellington also initiated a position in General Dynamics as defense stocks in general had been weak, believing the company’s Gulfstream subsidiary should benefit from improvements in capital spending and business confidence. Wellington initiated a position in electric utility TXU, as moves by new management have driven improvement in profitability. These purchases were funded by sales of holdings that had achieved Wellington’s price objectives, including shares of Republic Services, Stancorp Financial, and a trimming of the strong performer CR Bard. Lastly, Wellington trimmed the position in ExxonMobil Corporation, as oil prices appeared unsustainably high and Wellington did not want to be over-weight the energy sector when oil prices peeled back.

Investments in small-capitalization and mid-capitalization stocks are generally riskier than large-capitalization stocks due to greater earnings and price fluctuations.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

2

Enterprise Deep Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Common Stocks — 90.64%

Aerospace — 0.36%
General Dynamics Corporation	200	$19,860

Automotive — 1.52%
General Motors Corporation	1,780	82,930

Banking — 10.62%
Bank of America Corporation	2,600	220,012
Bank One Corporation	1,150	58,650
National City Corporation	4,440	155,444
SunTrust Banks Inc.	800	51,992
Wells Fargo & Company	1,650	94,430

		580,528

Cable — 2.08%
Comcast Corporation (Class A) (a)	4,110	113,477

Chemicals — 2.40%
Du Pont (E. I.) de Nemours & Company	2,950	131,039

Computer Hardware — 1.72%
Hewlett-Packard Company	2,370	50,007
International Business Machines Corporation	500	44,075

		94,082

Consumer Products — 1.70%
Kimberly-Clark Corporation	720	47,434
Nike, Inc. (Class B)	600	45,450

		92,884

Crude & Petroleum — 5.72%
ChevronTexaco Corporation	450	42,349
Exxon Mobil Corporation	6,090	270,457

		312,806

Electrical Equipment — 0.73%
Emerson Electric Company	630	40,037

Electronics — 0.83%
Rockwell Automation Inc.	1,210	45,387

Energy — 2.98%
Exelon Corporation	2,140	71,241
Progress Energy Inc.	610	26,870
TXU Corporation	1,600	64,816

		162,927

Finance — 0.72%
Goldman Sachs Group Inc.	420	39,547

	Number of Shares or Principal Amount	Value

Food, Beverages & Tobacco — 4.11%
Coca-Cola Enterprises Inc.	1,820	$52,762
Kellogg Company	2,890	120,946
PepsiCo Inc.	950	51,186

		224,894

Health Care — 1.15%
Anthem Inc. (a)	700	62,692

Hotels & Restaurants — 2.15%
McDonald’s Corporation	4,520	117,520

Insurance — 0.14%
Marsh & McLennan Companies Inc.	170	7,715

Machinery — 2.83%
Caterpillar Inc.	1,950	154,908

Manufacturing — 0.88%
Illinois Tool Works Inc.	500	47,945

Media — 2.64%
Time Warner Inc. (a)	8,210	144,332

Medical Instruments — 1.37%
Beckman Coulter Inc.	630	38,430
C.R. Bard Inc.	640	36,256

		74,686

Medical Services — 1.55%
Baxter International Inc.	2,450	84,550

Metals & Mining — 3.43%
Alcoa Inc.	5,670	187,280

Misc. Financial Services — 7.11%
Citigroup Inc.	5,360	249,240
Fannie Mae	830	59,229
Morgan Stanley Dean Witter & Company	1,520	80,210

		388,679

Multi-Line Insurance — 1.02%
Principal Financial Group	1,600	55,648

Oil Services — 1.26%
ConocoPhillips	900	68,661

Paper & Forest Products — 1.79%
Weyerhaeuser Company	1,550	97,836

Pharmaceuticals — 5.56%
Pfizer Inc.	6,870	235,504
Wyeth	1,900	68,704

		304,208

ENTERPRISE Accumulation Trust

3

Enterprise Deep Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Property-Casualty Insurance — 3.32%
Chubb Corporation	420	$28,635
St. Paul Companies Inc.	3,770	152,836

		181,471

Retail — 3.94%
CVS Corporation	2,890	121,438
Dollar General Corporation	4,810	94,083

		215,521

Savings and Loan — 0.61%
Washington Mutual Inc.	860	33,230

Semiconductors — 7.88%
Applied Materials Inc. (a)	7,620	149,505
Intel Corporation	4,300	118,680
Teradyne Inc. (a)	7,150	162,305

		430,490

Telecommunications — 1.99%
BellSouth Corporation	1,810	47,458
SBC Communications Inc.	2,530	61,353

		108,811

Transportation — 3.28%
CSX Corporation	2,830	92,739
Southwest Airlines Company	5,160	86,533

		179,272

Utilities — 1.25%
Dominion Resources Inc.	660	41,633
National Fuel Gas Company	40	1,000
PPL Corporation	230	10,557
SCANA Corporation	420	15,275

		68,465

Total Domestic Common Stocks
(Identified cost $4,621,401)		4,954,318

	Number of Shares or Principal Amount	Value

Foreign Stocks — 8.34%

Insurance — 0.34%
ACE Ltd.	440	$18,603

Manufacturing — 3.79%
Tyco International Ltd.	6,250	207,125

Oil Services — 4.21%
Shell Transport & Trading Company (ADR)	5,150	230,205

Total Foreign Stocks
(Identified cost $365,760)		455,933

Repurchase Agreement — 2.00%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $109,002 Collateral: U.S. Treasury Bond $105,000, 6.125% due 08/15/07, Value $118,487	$109,000	109,000

Total Repurchase Agreement
(Identified cost $109,000)		109,000

Total Investments
(Identified cost $5,096,161)		$5,519,251

Other Assets Less Liabilities — (0.98)%		(53,357)

Net Assets — 100%		$5,465,894

(a)	Non-income producing security.
(ADR)	American Depository Receipt.

See notes to financial statements.

ENTERPRISE Accumulation Trust

4

Enterprise Deep Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value	$5,519,251
Investment income receivable	1,829
Receivable for investments sold	12,680
Due from investment adviser	2,164
Cash	117
Other assets	51
Total assets	5,536,092
Liabilities:
Payable for fund shares redeemed	3,523
Payable for investments purchased	62,666
Accrued expenses and other liabilities	4,009
Total liabilities	70,198
Net assets	$5,465,894
Analysis of net assets:
Paid-in capital	$4,888,137
Undistributed (accumulated) net investment income (loss)	24,896
Undistributed (accumulated) net realized gain (loss)	129,771
Unrealized appreciation (depreciation)	423,090
Net assets	$5,465,894
Fund shares outstanding	438,550
Net asset value per share	$12.46
Investments at cost	$5,096,161

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise Deep Value Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $725)	$50,437
Interest	384
Total investment income	50,821
Expenses:
Investment advisory fees	18,517
Custodian and fund accounting fees	8,245
Reports to shareholders	170
Trustees’ fees	77
Audit and legal fees	714
Shareholder servicing fees	2,978
Other expenses	228
Total expenses	30,929
Expense reimbursement	(5,004)
Total expenses, net of reimbursement	25,925
Net investment income (loss)	24,896
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	98,491
Net change in unrealized gain (loss) on investments	(10,172)
Net realized and unrealized gain (loss)	88,319
Net increase (decrease) in net assets resulting from operations	$113,215

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Enterprise Deep Value Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	For the Period May 1, 2003(1) through December 31, 2003
From operations:
Net investment income (loss)	$24,896	$17,272
Net realized gain (loss)	98,491	57,104
Net change in unrealized gain (loss)	(10,172)	433,262
Increase (decrease) in net assets resulting from operations	113,215	507,638
Distributions to shareholders from:
Net investment income	—	(17,982)
Net realized gains	—	(25,114)
Total distributions to shareholders	—	(43,096)
From capital share transactions:
Shares sold	1,154,342	5,088,555
Reinvestment of distributions	—	14,066
Shares redeemed	(167,434)	(1,201,392)
Total increase (decrease) in net assets resulting from capital share transactions	986,908	3,901,229
Total increase (decrease) in net assets	1,100,123	4,365,771
Net assets:
Beginning of period	4,365,771
End of period	$5,465,894	$4,365,771
Capital share activity:
Shares issued	94,085	463,649
Shares issued in reinvestment of distributions	—	1,179
Shares redeemed	(13,521)	(106,842)
Net increase (decrease)	80,564	357,986
Undistributed net investment income	$24,896	$—

(1)	Commencement of operations.

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Enterprise Deep Value Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		For the Period May 1, 2003 through December 31, 2003
Net asset value, beginning of period	$12.20		$10.00

Income from investment operations:
Net investment income (loss)C	0.07		0.07
Net realized and unrealized gain (loss)	0.19		2.25

Total from investment operations	0.26		2.32

Less dividends and distributions:
Dividends from net investment income	—		(0.05)
Distributions from capital gains	—		(0.07)

Total distributions	—		(0.12)

Net asset value, end of period	$12.46		$12.20

Total return	2.13	%B	23.27	%B
Net assets end of period (in thousands)	$5,466		$4,354
Ratio of expenses to average net assets	1.05	%A	1.05	%A
Ratio of expenses to average net assets (excluding reimbursement)	1.25	%A	1.69	%A
Ratio of net investment income (loss) to average net assets	1.01	%A	1.23	%A
Portfolio turnover rate	18%		23%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

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8

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 28, 2004.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Deep Value Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.75%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $3,143 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.05%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $2,908,447 in the Portfolio at June 30, 2004.

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government /Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$1,980,245	$887,820

5. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

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10

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

6. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for losses deferred due to wash sales.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$5,096,161	$460,263	$37,173	$423,090

7. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

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11

Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	431,526.275
Votes Against	19,701.521
Votes Abstained	927.387
Votes Withheld	363,395.009

To approve the Agreement and Plan of Conversion and Termination

Votes For	414,853.007
Votes Against	32,488.732
Votes Abstained	4,813.444
Votes Withheld	363,395.009

ENTERPRISE Accumulation Trust

12

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

ENTERPRISE Accumulation Trust

13

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

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14

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President, and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

15

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

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16

Enterprise Accumulation Trust

DEEP VALUE PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

17

Enterprise Equity Portfolio

SUBADVISER’S COMMENTS

TCW Investment Management Company

Los Angeles, California

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust

TCW Investment Management Company (“TCW”), a wholly owned subsidiary of TCW Group, Inc., is subadviser to the Enterprise Equity Portfolio. TCW manages approximately $94.3 billion for institutional clients and its normal investment minimum for this investment objective is $100 million.

Investment Objective

The objective of the Enterprise Equity Portfolio is long-term capital appreciation.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 7.05%. The Portfolio outperformed its benchmark, the S&P 500 Index, which returned 3.44%. The Portfolio outperformed its peer group, the Lipper Large-Cap Growth Funds Index, which returned 2.18%.

How would you describe the investment environment during the period?

For the first six months of 2004, the markets took a breather after a very strong advance in 2003, with investors generally sold on rallies, such that sector rotations were of both short duration and a limited upside. The best performing sectors were those that benefited from upward earnings revisions. These sectors were energy, materials and industrials. Also, throughout the first half of the year, corporate growth exceeded consensus expectations, but multiplies contracted with the anticipation and realization of rising interest rates.

What strategies affected Portfolio performance during the period?

As in the past, TCW was able to distinguish themselves through stock selection, particularly with Portfolio holdings in the information technology and consumer discretionary sectors. TCW continued to invest in companies with sustainable competitive advantages that TCW believes can enjoy long-lived and open-ended growth opportunities. Some of the Portfolio’s better relative performers included the likes of QUALCOMM Inc., Starbucks Corporation, Wal-Mart Stores, Yahoo! Inc. and eBay Inc. Finally, a class action lawsuit settlement from Waste Management, Inc. added approximately 0.29% to the Portfolio’s performance for the period.

What changes were made to the Portfolio over the period?

During the six-month period the Portfolio’s positions in Medimmune Inc., Microsoft Corporation, Southwest Airlines Co. and Viacom Corporation were sold. During the period, positions in Apollo Group and XM Satellite Radio were initiated.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

1

Enterprise Equity Portfolio

PORTFOLIO OF INVESTMENTS — (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Common Stocks — 99.58%

Biotechnology — 9.44%
Amgen Inc. (a)	153,200	$8,360,124
Genentech Inc. (a)	327,360	18,397,632

		26,757,756

Computer Hardware — 2.54%
Cisco Systems Inc. (a)	303,600	7,195,320

Computer Services — 19.24%
Dell Inc. (a)	293,900	10,527,498
Network Appliance Inc. (a)	575,385	12,388,039
Pixar Inc. (a) (o)	126,600	8,799,966
Yahoo! Inc. (a)	628,400	22,829,772

		54,545,275

Consumer Durables — 1.61%
Harley-Davidson Inc.	73,800	4,571,172

Education — 2.27%
Apollo Group Inc. (Class A) (a)	73,000	6,445,170

Electrical Equipment — 1.93%
General Electric Company	168,800	5,469,120

Hotels & Restaurants — 4.13%
Starbucks Corporation (a)	269,000	11,696,120

Insurance — 11.29%
AFLAC Inc.	196,600	8,023,246
Progressive Corporation	281,285	23,993,611

		32,016,857

Media — 3.33%
XM Satellite Radio Holdings Inc. (o)	346,265	9,449,572

Misc. Financial Services — 1.44%
Charles Schwab Corporation	423,430	4,069,162

Multi-Line Insurance — 1.81%
American International Group Inc.	72,150	5,142,852

Pharmaceuticals — 3.22%
Eli Lilly & Company	130,500	9,123,255

Retail — 17.40%
Amazon.com Inc. (a)	364,230	19,814,112
eBay Inc. (a)	201,600	18,537,120
Wal-Mart Stores Inc.	113,100	5,967,156
Walgreen Company	138,200	5,004,222

		49,322,610

	Number of Shares or Principal Amount	Value

Semiconductors — 15.06%
Applied Materials Inc. (a)	452,860	$8,885,113
Intel Corporation	288,100	7,951,560
Maxim Integrated Products Inc.	309,100	16,203,022
Xilinx Inc.	289,400	9,639,914

		42,679,609

Telecommunications — 4.87%
QUALCOMM Inc.	189,100	13,800,518

Total Domestic Common Stocks
(Identified cost $219,116,621)		282,284,368

Other Investments — 5.77%
Securities Lending Quality Trust (s)	16,367,741	16,367,741

Total Other Investments
(Identified cost $16,367,741)		16,367,741

Repurchase Agreement — 0.57%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $1,615,031 Collateral: U.S. Treasury Note $1,655,000, 2.50% due 05/31/06 Value $1,654,367	$1,615,000	1,615,000

Total Repurchase Agreement
(Identified cost $1,615,000)		1,615,000

Total Investments
(Identified cost $237,099,361)		$300,267,109

Other Assets Less Liabilities — (5.92)%		(16,793,956)

Net Assets — 100%		$283,473,153

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at June 30, 2004.
(s)	Represents investment of cash collateral received from securities on loan (See Note 5).
(ADR)	American Depository Receipt.

See notes to financial statements.

ENTERPRISE Accumulation Trust

2

Enterprise Equity Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including securities loaned valued at $16,607,711 (Note 5)	$300,267,109
Investment income receivable	35,246
Receivable for fund shares sold	21,727
Due from investment adviser	4,679
Cash	519
Other assets	4,316
Total assets	300,333,596
Liabilities:
Payable for fund shares redeemed	375,815
Payable upon return of securities loaned (Note 5)	16,367,741
Accrued expenses and other liabilities	116,887
Total liabilities	16,860,443
Net assets	$283,473,153
Analysis of net assets:
Paid-in capital	$362,432,387
Undistributed (accumulated) net investment income (loss)	(1,151,321)
Undistributed (accumulated) net realized gain (loss)	(140,975,661)
Unrealized appreciation (depreciation)	63,167,748
Net assets	$283,473,153
Fund shares outstanding	14,142,469
Net asset value per share	$20.04
Investments at cost	$237,099,361

See notes to financial statements.

ENTERPRISE Accumulation Trust

3

Enterprise Equity Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends	$428,911
Interest	4,427
Securities lending income	16,776
Total investment income	450,114
Expenses:
Investment advisory fees	1,114,042
Shareholder servicing fees	417,228
Custodian and fund accounting fees	30,672
Reports to shareholders	8,072
Trustees’ fees	3,903
Audit and legal fees	35,394
Other expenses	10,613
Total expenses	1,619,924
Expense reimbursement	(18,489)
Total expenses, net of reimbursement	1,601,435
Net investment income (loss)	(1,151,321)
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	(8,602,362)
Net change in unrealized gain (loss) on investments	28,763,489
Net realized and unrealized gain (loss)	20,161,127
Net increase (decrease) in net assets resulting from operations	$19,009,806

See notes to financial statements.

ENTERPRISE Accumulation Trust

4

Enterprise Equity Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$(1,151,321)	$(1,690,411)
Net realized gain (loss) on investments and foreign currency transactions	(8,602,362)	(42,657,049)
Net change in unrealized gain (loss) on investments and foreign currency denominated amounts	28,763,489	143,904,975
Increase (decrease) in net assets resulting from operations	19,009,806	99,557,515
Distributions to shareholders from:
Net investment income	—	—
Net realized gains on investments	—	—
Total distributions to shareholders	—	—
From capital share transactions:
Shares sold	8,263,976	21,220,780
Shares redeemed	(26,745,808)	(37,419,967)
Total increase (decrease) in net assets resulting from capital share transactions	(18,481,832)	(16,199,187)
Total increase (decrease) in net assets	527,974	83,358,328
Net assets:
Beginning of period	282,945,179	199,586,851
End of period	$283,473,153	$282,945,179
Capital share activity:
Shares issued	435,243	1,367,710
Shares redeemed	(1,410,791)	(2,553,176)
Net increase (decrease)	(975,548)	(1,185,466)
Undistributed net investment income	$—	$—

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise Equity Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		For the Years Ended December 31,
			2003	2002	2001	2000		1999
Net asset value, beginning of period	$18.72		$12.24	$17.34	$27.92	$38.62		$36.82

Income from investment operations:
Net investment income (loss)C	(0.14)		(0.11)	(0.08)	(0.14)	(0.21)		0.23
Net realized and unrealized gain (loss)	1.46		6.59	(5.02)	(6.42)	0.27	E	4.86

Total from investment operations	1.32		6.48	(5.10)	(6.56)	0.06		5.09

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	(0.29)		(0.52)
Distributions from capital gains	—		—	—	(4.02)	(10.47)		(2.77)

Total distributions	—		—	—	(4.02)	(10.76)		(3.29)

Net asset value, end of period	$20.04		$18.72	$12.24	$17.34	$27.92		$38.62

Total return	7.05	%B	52.94%	(29.41)%	(18.81)%	(5.18)%		15.61%
Net assets end of period (in thousands)	$283,473		$282,945	$199,587	$347,320	$487,915		$587,324
Ratio of expenses to average net assets (excluding expense reimbursement and expense offset arrangements)	1.15	%A	1.08%	0.90%	0.88%	0.87%		0.82%
Ratio of expenses to average net assets	1.16	%A	1.06%	0.89%	0.88%	0.87%		0.82%
Ratio of net investment income (loss) to average net assets	(0.83	)%A	(0.70)%	(0.58)%	(0.65)%	(0.55)%		0.63%
Portfolio turnover rate	9%		19%	15%	21%	44%		155%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 28, 2004.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Equity Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default

ENTERPRISE Accumulation Trust

7

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets. The Portfolio may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Portfolio. This amount is reported in the Statement of Operations.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.80% for the first $400 million, 0.75% for the next $400 million, and 0.70% for average daily net assets over $800 million. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $417,268 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.15%.

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$25,397,452	$44,644,205

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

6. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for capital loss carryforwards utilized and net operating losses. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$237,099,361	$86,712,146	$23,544,398	$63,167,748

8. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

ENTERPRISE Accumulation Trust

9

Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	15,079,902.294
Votes Against	625,878.448
Votes Abstained	1,324,115.446
Votes Withheld	12,215,467.620

To approve the Agreement and Plan of Conversion and Termination

Votes For	14,900,447.945
Votes Against	704,485.314
Votes Abstained	1,424,962.929
Votes Withheld	12,215,467.620

ENTERPRISE Accumulation Trust

10

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

ENTERPRISE Accumulation Trust

11

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

ENTERPRISE Accumulation Trust

12

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

13

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

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Enterprise Accumulation Trust

EQUITY PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

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Enterprise Equity Income Portfolio

SUBADVISER’S COMMENTS

Boston Advisors, Inc.

Boston, Massachusetts

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Boston Advisors, Inc. (“Boston Advisors”) is subadviser to the Enterprise Equity Income Portfolio. Boston Advisors is a member of The MONY Group Inc. and manages approximately $4.1 billion for institutional clients. Its normal investment minimum is $5 million.

Investment Objective

The objective of the Enterprise Equity Income Portfolio is a combination of growth and income to achieve an above-average and consistent total return.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 7.97%. The Portfolio outperformed its benchmark, the S&P 500 Index, which returned 3.44%. The Portfolio outperformed its peer group, the Lipper Equity Income Funds Index, which returned 3.55%.

How would you describe the investment environment during the period?

The investment environment during the six-month period can best be described as lackluster. After a promising start, stocks floundered as investor enthusiasm for buying stocks quickly gave way to indecision. The desire to own stocks was neutralized by the prospect of the Fed raising interest rates, by the unexpectedly high price of crude oil, and by the greater uncertainty regarding the situation in Iraq. However, halfway through the period, stocks stabilized and, by the end of the period, had rallied to finish slightly ahead of where they began. Ironically, the market’s inability to advance meaningfully occurred against a backdrop of solid economic and corporate profit news.

What strategies affected Portfolio performance during the period?

The strategy of investing in stocks with dividend yields higher than that of the S&P 500 Index positively affected Portfolio performance during the period. According to Standard & Poor’s, dividend paying stocks in the S&P 500 Index were up more than 6% on average, compared to a little more than 3% for nonpayers.

The Portfolio’s stock selection parameters typically result in the construction of a portfolio that has a value bias and, as mentioned, value stocks generally outperformed growth stocks during the period. Indeed, the Portfolio’s performance relative to more growth-oriented benchmarks, such as the S&P 500 Index, reflected its value orientation. Although value outperformed growth for this period, a shift in leadership from value to growth was occurring between the first and second quarters.

Boston Advisors’ investment strategy endeavored to identify companies likely to show earnings improvement amid low investor expectations. During the period, a number of companies in the Portfolio reported earnings and made forecasts that positively surprised investors. In their enthusiastic response, investors bid up the shares of these companies higher, helping contribute to Portfolio performance.

Identifying companies likely to post a positive earnings surprise or experience some other positive near-term catalyst is a strategy that helped minimize one of the risks facing value investors — that of falling into a value trap. Without a catalyst, shareholder value may deteriorate over time, increasing the risk that the company will be unable to support its dividend, let alone increase it, in the future. Avoiding these types of value traps also positively impacted performance during the period.

ENTERPRISE Accumulation Trust

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Enterprise Equity Income Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

During the period the Portfolio’s exposure to the auto and auto parts sector increased. This decision was corroborated later in the period by positive earning announcements and upbeat forecasts from companies in the sector. Toward the end of the period, the Portfolio’s exposure to the consumer staples sector was increased, based on a belief that market leadership is rotating back to the shares of market defensive/non-cyclical companies. Earnings momentum appears to be moderating and the Fed may engage in a series of interest rate hikes; these developments typically are catalysts for a shift in leadership from the stocks of companies whose profits more economically leveraged to those that are less so, especially after a period of rapid economic acceleration. This rationale was also behind a reduction in the Portfolio’s exposure to basic material stocks. Finally, within financial services, the Portfolio reduced its exposure to banks and increased its property and casualty and life insurance company exposure.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

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Enterprise Equity Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Common Stocks — 79.13%

Aerospace — 1.10%
Goodrich Corporation	19,600	$633,668

Automotive — 2.62%
Cummins Inc. (o)	5,100	318,750
Ford Motor Company	37,700	590,005
General Motors Corporation (o)	13,000	605,670

		1,514,425

Banking — 5.80%
Bank One Corporation	10,000	510,000
Independence Community Bank Corporation	16,300	593,320
J. P. Morgan Chase & Company	5,900	228,743
KeyCorp	26,400	789,096
U.S. Bancorp	20,000	551,200
Wells Fargo & Company	11,900	681,037

		3,353,396

Building & Construction — 1.06%
Vulcan Materials Company	12,900	613,395

Chemicals — 3.87%
Eastman Chemical Company	19,600	906,108
Monsanto Company	21,300	820,050
RPM International Inc.	33,700	512,240

		2,238,398

Computer Services — 0.92%
Electronic Data Systems Corporation	27,900	534,285

Conglomerates — 1.62%
Textron Inc.	15,800	937,730

Consumer Durables — 0.88%
Dana Corporation	25,900	507,640

Consumer Products — 3.78%
Briggs & Stratton Corporation	9,900	874,665
Kimberly-Clark Corporation	8,500	559,980
Procter & Gamble Company	13,800	751,272

		2,185,917

Crude & Petroleum — 2.17%
ChevronTexaco Corporation	10,200	959,922
Unocal Corporation	7,800	296,400

		1,256,322

Electrical Equipment — 0.49%
General Electric Company	8,700	281,880

Electronics — 1.01%
Rockwell Automation Inc.	15,600	585,156

	Number of Shares or Principal Amount	Value

Energy — 3.57%
Energen Corporation	17,200	$825,428
TXU Corporation	14,986	607,083
Xcel Energy Inc.	37,900	633,309

		2,065,820

Entertainment & Leisure — 1.43%
Harrah’s Entertainment Inc.	15,300	827,730

Finance — 1.55%
Friedman Billings Ramsey Group (o)	21,600	427,464
MBNA Corporation	18,100	466,799

		894,263

Food, Beverages & Tobacco — 6.37%
Albertson’s Inc. (o)	28,800	764,352
Archer-Daniels-Midland Company	30,000	503,400
Coca-Cola Company	8,000	403,840
J.M. Smucker Company	10,900	500,419
Kellogg Company	6,800	284,580
Sara Lee Corporation	23,200	533,368
SUPERVALU Inc.	22,600	691,786

		3,681,745

Hotels & Restaurants — 2.66%
Mandalay Resort Group	9,900	679,536
McDonald’s Corporation	10,300	267,800
Starwood Hotels & Resorts Worldwide Inc.	13,200	592,020

		1,539,356

Insurance — 1.31%
Aon Corporation	26,600	757,302

Manufacturing — 3.25%
Eaton Corporation	13,500	873,990
Stanley Works	22,000	1,002,760

		1,876,750

Misc. Financial Services — 3.78%
Citigroup Inc.	18,500	860,250
Fannie Mae	9,500	677,920
Morgan Stanley Dean Witter & Company	12,300	649,071

		2,187,241

Multi-Line Insurance — 1.46%
Lincoln National Corporation	17,900	845,775

Oil Services — 7.07%
ConocoPhillips	11,900	907,851
Kerr-McGee Corporation	16,200	871,074
Marathon Oil Corporation	17,800	673,552
Occidental Petroleum Corporation	18,000	871,380
Sunoco Inc.	12,000	763,440

		4,087,297

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Enterprise Equity Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Paper & Forest Products — 1.00%
Georgia-Pacific Group	15,700	$580,586

Paper Products — 1.01%
Boise Cascade Corporation	15,500	583,420

Pharmaceuticals — 3.69%
Bristol Myers Squibb Company	16,000	392,000
Johnson & Johnson	9,800	545,860
Merck & Company Inc.	9,100	432,250
Pfizer Inc.	22,300	764,444

		2,134,554

Property-Casualty Insurance — 2.39%
Allstate Corporation	13,700	637,735
St. Paul Companies Inc.	18,300	741,882

		1,379,617

Real Estate — 2.18%
General Growth Properties Inc.	22,600	668,282
Trizec Properties Inc.	36,400	591,864

		1,260,146

Retail — 3.31%
J. C. Penney Company, Inc.	11,500	434,240
Limited Brands	43,900	820,930
May Department Stores Company	23,900	657,011

		1,912,181

Savings and Loan — 1.33%
New York Community Bancorp Inc. (o)	27,300	535,899
Washington Mutual Inc.	6,100	235,704

		771,603

Telecommunications — 1.34%
Sprint Corporation	33,700	593,120
Telecom Corporation of New Zealand Ltd. (ADR)	6,000	178,800

		771,920

Transportation — 1.51%
GATX Corporation	32,200	875,840

Utilities — 3.60%
Alliant Energy Corporation	28,600	745,888
Edison International	29,200	746,644
Westar Energy Inc.	29,500	587,345

		2,079,877

Total Domestic Common Stocks
(Identified cost $39,765,266)		45,755,235

	Number of Shares or Principal Amount	Value

Foreign Stocks — 13.38%

Automotive — 2.37%
Autoliv Inc.	17,600	$742,720
Volvo Aktiebolaget (ADR) (o)	18,000	630,198

		1,372,918

Banking — 1.09%
Bank of Montreal	15,700	628,471

Business Services — 1.52%
Reuters Group (ADR) (o)	21,600	879,984

Crude & Petroleum — 0.96%
BP (ADR)	10,400	557,128

Food, Beverages & Tobacco — 1.18%
Cadbury Schweppes (ADR) (o)	19,400	680,552

Insurance — 1.24%
ACE Ltd.	16,900	714,532

Multi-Line Insurance — 1.88%
Partnerre Ltd.	6,400	363,072
Sun Life Financial Inc.	25,000	723,500

		1,086,572

Pharmaceuticals — 1.04%
GlaxoSmithKline (ADR)	14,500	601,170

Telecommunications — 0.47%
Cable & Wireless (ADR)	38,000	269,420

Transportation — 0.90%
Teekay Shipping Corporation	14,000	523,320

Wireless Communications — 0.73%
Nokia Corporation (Class A) (ADR)	29,000	421,660

Total Foreign Stocks
(Identified cost $6,554,846)		7,735,727

Other Investments — 6.10%
Securities Lending Quality Trust (s)	3,526,882	3,526,882

Total Other Investments
(Identified cost $3,526,882)		3,526,882

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Enterprise Equity Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Repurchase Agreement — 6.81%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $3,938,077 Collateral U.S. Treasury Note $4,030,000, 2.50% due 05/31/06 Value $4,028,458	$3,938,000	$3,938,000

Total Repurchase Agreement
(Identified cost $3,938,000)		3,938,000

Total Investments
(Identified cost $53,784,994)		$60,955,844

Other Assets Less Liabilities — (5.42)%		(3,136,125)

Net Assets — 100%		$57,819,719

(o)	Security, or portion thereof, out on loan at June 30, 2004.
(s)	Represents investment of cash collateral received from securities on loan (See notes 5).
(ADR)	American Depository Receipt.

See notes to financial statements.

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Enterprise Equity Income Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including securities loaned valued at $3,981,051 (Note 5)	$60,955,844
Investment income receivable	110,764
Receivable for fund shares sold	27,989
Receivable for investments sold	495,404
Due from investment adviser	4,137
Cash	473
Other assets	1,378
Total assets	61,595,989
Liabilities:
Payable for fund shares redeemed	31,732
Payable for investments purchased	191,099
Payable upon return of securities loaned (Note 5)	3,526,882
Accrued expenses and other liabilities	26,557
Total liabilities	3,776,270
Net assets	$57,819,719
Analysis of net assets:
Paid-in capital	$55,008,892
Undistributed (accumulated) net investment income (loss)	1,077,383
Undistributed (accumulated) net realized gain (loss) on
investments and foreign currency	(5,438,045)
Unrealized appreciation (depreciation) on investments and foreign currency denominated amounts	7,171,489
Net assets	$57,819,719
Fund shares outstanding	10,160,865
Net asset value per share	$5.69
Investments at cost	$53,784,994

See notes to financial statements.

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Enterprise Equity Income Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $12,936)	$674,363
Interest	9,357
Securities lending income	6,312
Total investment income	690,032
Expenses:
Investment advisory fees	196,956
Shareholder servicing fees	78,828
Custodian and fund accounting fees	11,109
Reports to shareholders	1,757
Trustees’ fees	805
Audit and legal fees	7,506
Other expenses	1,922
Total expenses	298,883
Expense reimbursement	(23,145)
Total expenses, net of reimbursement	275,738
Net investment income (loss)	414,294
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	2,911,472
Net realized gain (loss) on foreign currency transactions	77
Net change in unrealized gain (loss) on investments	702,041
Net realized and unrealized gain (loss)	3,613,590
Net increase (decrease) in net assets resulting from operations	$4,027,884

See notes to financial statements.

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Enterprise Equity Income Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$414,294	$678,595
Net realized gain (loss) on investments and foreign currency transactions	2,911,549	(2,399,294)
Net change in unrealized gain (loss) on investments and foreign currency denominated amounts	702,041	11,619,562
Increase (decrease) in net assets resulting from operations	4,027,884	9,898,863
Distributions to shareholders from:
Net investment income	—	(589,422)
Net realized gains on investments	—	—
Total distributions to shareholders	—	(589,422)
From capital share transactions:
Shares sold	8,889,471	9,009,380
Reinvestment of distributions	—	586,108
Shares redeemed	(3,191,268)	(8,526,855)
Total increase (decrease) in net assets resulting from capital share transactions	5,698,203	1,068,633
Total increase (decrease) in net assets	9,726,087	10,378,074
Net assets:
Beginning of period	48,093,632	37,715,558
End of period	$57,819,719	$48,093,632
Capital share activity:
Shares issued	1,610,632	1,989,756
Shares issued in reinvestment of distributions	—	124,970
Shares redeemed	(577,243)	(1,914,027)
Net increase (decrease)	1,033,389	200,699
Undistributed net investment income	$1,077,383	$663,089

See notes to financial statements.

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Enterprise Equity Income Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		For the Years Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$5.27		$4.22	$5.02	$5.69	$5.37	$5.09

Income from investment operations:
Net investment income (loss)C	0.08		0.08	0.07	0.07	0.08	0.06
Net realized and unrealized gain (loss)	0.34		1.04	(0.81)	(0.69)	0.26	0.23

Total from investment operations	0.42		1.12	(0.74)	(0.62)	0.34	0.29

Less dividends and distributions:
Dividends from net investment income	—		(0.07)	(0.06)	(0.05)	(0.02)	(0.01)
Distributions from capital gains	—		—	—	—	—	—

Total distributions	—		(0.07)	(0.06)	(0.05)	(0.02)	(0.01)

Net asset value, end of period	$5.69		$5.27	$4.22	$5.02	$5.69	$5.37

Total return	7.97	%B	26.65%	(14.76)%	(10.75)%	6.45%	5.70%
Net assets end of period (in thousands)	$57,820		$48,094	$37,716	$40,506	$32,829	$27,997
Ratio of expenses to average net assets	1.05	%A	1.05%	0.90%	0.88%	0.88%	1.05%
Ratio of expenses to average net assets (excluding reimbursement)	1.14	%A	1.06%	0.90%	0.88%	0.88%	1.20%
Ratio of net investment income (loss) to average net assets	0.57	%A	1.70%	1.44%	1.43%	1.43%	1.21%
Portfolio turnover	33%		103%	35%	36%	37%	18%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

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Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 4, 2004.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Equity Income Portfolio in the preparation of its financial statements.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default

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Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.75%. A portion of the management fee received by ECM is paid to the subadviser. Boston Advisors, Inc., a wholly-owned subsidiary of The MONY Group Inc., is the subadviser for the Portfolio. For the six months ended June 30, 2004, ECM incurred subadvisory fees payable to Boston Advisors, Inc. of $78,782. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $78,853 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.05%.

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$19,963,015	$16,465,948

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities.

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11

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

6. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for capital loss carryforwards utilized, losses deferred due to wash sales and distributions received from real estate investment trusts.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$53,784,994	$8,117,185	$946,335	$7,170,850

8. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 4, 2004.

ENTERPRISE Accumulation Trust

12

Shareholder Proxy Voting Information (Unaudited)

On June 4, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, a new Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between The Trust, Enterprise Capital and Boston Advisors, Inc. (“Boston Advisors”), the terms of which are substantially identical to the existing Sub-Advisory Agreement with Boston Advisors and in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	10,395,739.163
Votes Against	280,644.372
Votes Abstained	347,786.221
Votes Withheld	7,952,336.314

To approve the new Investment Sub-Advisory Agreement

Votes For	10,391,841.278
Votes Against	256,649.512
Votes Abstained	375,678.966
Votes Withheld	7,952,336.314

To approve the Agreement and Plan of Conversion and Termination

Votes For	10,302,692.399
Votes Against	324,651.388
Votes Abstained	396,825.969
Votes Withheld	7,952,336.314

ENTERPRISE Accumulation Trust

13

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

ENTERPRISE Accumulation Trust

14

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

ENTERPRISE Accumulation Trust

15

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

16

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

ENTERPRISE Accumulation Trust

17

Enterprise Accumulation Trust

EQUITY INCOME PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

18

Enterprise Growth Portfolio

SUBADVISER’S COMMENTS

Montag & Caldwell, Inc.

Atlanta, Georgia

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Montag & Caldwell, Inc. (“Montag”) is subadviser to the Enterprise Growth Portfolio. Montag manages approximately $29.5 billion for institutional clients, and its normal investment minimum is $40 million.

Investment Objective

The objective of the Enterprise Growth Portfolio is capital appreciation.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 3.88%. The Portfolio outperformed its benchmark, the S&P 500 Index, which returned 3.44%. The Portfolio outperformed its peer group, the Lipper Large-Cap Growth Funds Index, which returned 2.18%.

How would you describe the investment environment during the period?

The first six months of 2004 seemed to illustrate the crosswinds facing investors as they looked forward. January continued the trend we had seen in much of the latter part of 2003 where investors favored higher beta, lower quality, and small capitalization stocks. Late in January there was a perceptible change in sentiment as there was evidence of a gradual shift in the Fed’s risk assessment of the economy, with the Board of Governors stepping back from their commitment to holding interest rates low for a “considerable period,” but stating that “with inflation quite low and resource use slack, the committee believes it can be patient in removing its policy accommodation.” The Fed’s statement shifted the market’s focus and appeared to alter investor’s appetite for risk. This manifested itself in the rotation into higher quality companies in the market.

During this time period, there were positive signs of economic recovery by businesses with an ongoing rebound in capital spending and inventory restocking, slight improvements in the labor market and continued healthy corporate profits. These positive developments were countered to an extent, by higher interest rates, increased terrorist concerns, higher oil prices and uncertainties related to the intensifying political campaigns and their outcomes.

What strategies affected Portfolio performance during the period?

The Portfolio was well positioned with large multinational companies that benefited from the synchronized global economic recovery and the low dollar. Montag believed they found many of these opportunities in the consumer staples sector in companies like Gillette, PepsiCo, and Procter & Gamble. Montag believed these companies offered a compelling combination of double-digit earnings growth and attractive valuation. In addition to the high-quality consumer staples companies, Montag’s stock selection in information technology benefited the Portfolio with high quality companies such as Qualcomm, Electronic Arts, and Maxim.

What changes were made to the Portfolio over the period?

Significant additions to the Portfolio during the six months were Apollo Group, Illinois Tool Works, McDonalds Corporation, Boston Scientific Corp., American Express Corporation, and Maxim Integrated Products, Inc. Significant deletions from the Portfolio during this period included Masco Corporation, Lowe’s Companies, Marsh & McLennan Companies, Intel Corporation and Oracle Corporation.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

1

Enterprise Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Common Stocks — 98.35%

Advertising — 2.44%
Omnicom Group Inc.	86,800	$6,587,252

Biotechnology — 4.03%
Amgen Inc. (a)	48,800	2,663,016
Genentech Inc. (a)	146,100	8,210,820

		10,873,836

Business Services — 2.13%
Paychex Inc.	169,700	5,749,436

Computer Hardware — 1.58%
Cisco Systems Inc. (a)	180,000	4,266,000

Computer Software — 2.09%
Electronic Arts Inc. (a)	103,512	5,646,580

Consumer Products — 12.05%
Colgate-Palmolive Company	120,073	7,018,267
Gillette Company	292,930	12,420,232
Procter & Gamble Company	240,568	13,096,522

		32,535,021

Consumer Services — 3.62%
United Parcel Service Inc.	130,000	9,772,100

Education — 2.13%
Apollo Group Inc. (Class A) (a)	65,100	5,747,679

Electrical Equipment — 2.13%
General Electric Company	177,900	5,763,960

Entertainment & Leisure — 2.08%
Walt Disney Company	220,460	5,619,525

Food, Beverages & Tobacco — 7.37%
Coca-Cola Company	215,300	10,868,344
PepsiCo Inc.	167,645	9,032,712

		19,901,056

Hotels & Restaurants — 2.96%
Marriott International Inc. (Class A)	79,889	3,984,863
McDonald’s Corporation	154,300	4,011,800

		7,996,663

Machinery — 2.15%
Caterpillar Inc.	73,131	5,809,527

Manufacturing — 5.25%
3M Company	92,000	8,280,920
Illinois Tool Works Inc.	61,600	5,906,824

		14,187,744

Media — 2.21%
Gannett Company Inc.	70,200	5,956,470

Medical Instruments — 5.78%
Boston Scientific Corporation (a)	177,100	7,579,880
Medtronic Inc.	164,860	8,031,979

		15,611,859

	Number of Shares or Principal Amount	Value

Misc. Financial Services — 5.13%
American Express Company	110,600	$5,682,628
Citigroup Inc.	175,700	8,170,050

		13,852,678

Multi-Line Insurance — 3.69%
American International Group Inc.	140,000	9,979,200

Oil Services — 4.75%
Schlumberger Ltd.	202,074	12,833,720

Pharmaceuticals — 10.38%
Eli Lilly & Company	139,900	9,780,409
Johnson & Johnson	183,400	10,215,380
Pfizer Inc.	234,500	8,038,660

		28,034,449

Retail — 5.50%
Bed Bath & Beyond Inc. (a)	148,400	5,705,980
eBay Inc. (a)	43,400	3,990,630
Kohl’s Corporation (a)	122,300	5,170,844

		14,867,454

Semiconductors — 3.36%
Maxim Integrated Products Inc.	173,400	9,089,628

Telecommunications — 5.54%
QUALCOMM Inc.	205,000	14,960,900

Total Domestic Common Stocks
(Identified cost $228,681,602)		265,642,737

Repurchase Agreement — 1.71%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $4,616,090 Collateral: U.S. Treasury Note $4,725,000, 2.50% 05/31/06, Value $4,723,193	$4,616,000	4,616,000

Total Repurchase Agreement
(Identified cost $4,616,000)		4,616,000

Total Investments
(Identified cost $233,297,602)		$270,258,737

Other Assets Less Liabilities — (0.06)%		(151,553)

Net Assets — 100%		$270,107,184

(a)	Non-income producing security.

See notes to financial statements.

ENTERPRISE Accumulation Trust

2

Enterprise Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value	$270,258,737
Investment income receivable	210,905
Receivable for fund shares sold	15,116
Receivable for investments sold	1,384,388
Cash	435
Other assets	4,341
Total assets	271,873,922
Liabilities:
Payable for fund shares redeemed	1,201,268
Payable for investments purchased	451,291
Accrued expenses and other liabilities	114,179
Total liabilities	1,766,738
Net assets	$270,107,184
Analysis of net assets:
Paid-in capital	$333,132,439
Undistributed (accumulated) net investment income (loss)	836,589
Undistributed (accumulated) net realized gain (loss)	(100,822,979)
Unrealized appreciation (depreciation)	36,961,135
Net assets	$270,107,184
Fund shares outstanding	55,993,700
Net asset value per share	$4.82
Investments at cost	$233,297,602

See notes to financial statements.

ENTERPRISE Accumulation Trust

3

Enterprise Growth Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends	$1,499,938
Interest	14,944
Securities lending income	87
Total investment income	1,514,969
Expenses:
Investment advisory fees	1,000,584
Shareholder servicing fees	399,732
Custodian and fund accounting fees	29,765
Reports to shareholders	8,028
Trustees’ fees	3,816
Audit and legal fees	34,661
Other expenses	10,640
Total expenses	1,487,226
Net investment income (loss)	27,743
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	7,040,166
Net change in unrealized gain (loss) on investments	3,336,946
Net realized and unrealized gain (loss)	10,377,112
Net increase (decrease) in net assets resulting from operations	$10,404,855

See notes to financial statements.

ENTERPRISE Accumulation Trust

4

Enterprise Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$27,743	$808,863
Net realized gain (loss)	7,040,166	(8,059,516)
Net change in unrealized gain (loss)	3,336,946	45,886,324
Increase (decrease) in net assets resulting from operations	10,404,855	38,635,671
Distributions to shareholders from:
Net investment income	—	(1,021,049)
Net realized gains on investments	—	—
Total distributions to shareholders	—	(1,021,049)
From capital share transactions:
Shares sold	16,086,630	33,810,875
Shares exchanged due to merger	—	16,758,178
Reinvestment of distributions	—	1,020,154
Shares redeemed	(21,855,222)	(32,342,999)
Total increase (decrease) in net assets resulting from capital share transactions	(5,768,592)	19,246,208
Total increase (decrease) in net assets	4,636,263	56,860,830
Net assets:
Beginning of period	265,470,921	208,610,091
End of period	$270,107,184	$265,470,921
Capital share activity:
Shares issued	3,407,297	8,007,031
Shares exchanged due to merger	—	4,364,109
Shares issued in reinvestment of distributions	—	230,804
Shares redeemed	(4,626,397)	(7,742,602)
Net increase (decrease)	(1,219,100)	4,859,342
Undistributed net investment income	$836,589	$808,846

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise Growth Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		For the Years Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$4.64		$3.98	$5.21	$5.99	$6.56	$5.27

Income from investment operations:
Net investment income (loss)C	0.00	D	0.01	0.02	0.02	0.03	0.02
Net realized and unrealized gain (loss)	0.18		0.67	(1.23)	(0.78)	(0.54)	1.27

Total from investment operations	0.18		0.68	(1.21)	(0.76)	(0.51)	1.29

Less dividends and distributions:
Dividends from net investment income	—		(0.02)	(0.02)	(0.02)	(0.01)	—
Distributions from capital gains	—		—	—	—	(0.05)	—

Total distributions	—		(0.02)	(0.02)	(0.02)	(0.06)	—

Net asset value, end of period	$4.82		$4.64	$3.98	$5.21	$5.99	$6.56

Total return	3.88	%B	17.05%	(23.26)%	(12.56)%	(7.79)%	24.48%
Net assets end of period (in thousands)	$270,107		$265,471	$208,610	$280,279	$319,207	$230,720
Ratio of expenses to average net assets	1.11	%A	1.03%	0.86%	0.84%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets	0.02	%A	0.34%	0.42%	0.34%	0.45%	0.29%
Portfolio turnover rate	28%		40%	42%	52%	56%	30%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.
D	Less than $0.01 per share.

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 28, 2004.

Effective February 28, 2003 the Growth Portfolio acquired all of the net assets of the Balanced Portfolio in a tax-free exchange of shares wherein the shareholders of the Balanced Portfolio received for each share owned approximately 1.05 shares of the Growth Portfolio. The aggregate net assets and unrealized appreciation/(depreciation) of the portfolios immediately before and after the merger were as follows:

	Net Assets		Unrealized Appreciation/ (Depreciation)
Portfolio	Before Merger	After Merger	Before Merger	After Merger
Growth	$199,034,794	$215,792,972	$(17,240,287)	$(18,141,555)
Balanced	16,758,178		(901,268)

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Growth Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-thecounter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

ENTERPRISE Accumulation Trust

7

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.75%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $399,651 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.15%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $241,000 in the Portfolio at

June 30, 2004.

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8

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$73,626,326	$79,779,310

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

6. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for capital loss carryforwards utilized and losses deferred due to wash sales.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$233,297,602	$40,674,932	$3,713,797	$36,961,135

8. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

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9

Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	60,601,984.225
Votes Against	1,990,570.406
Votes Abstained	3,839,254.977
Votes Withheld	47,000,995.712

To approve the Agreement and Plan of Conversion and Termination

Votes For	60,312,432.295
Votes Against	2,091,267.066
Votes Abstained	4,028,110.247
Votes Withheld	47,000,995.712

ENTERPRISE Accumulation Trust

10

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

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11

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

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EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

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EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

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14

Enterprise Accumulation Trust

GROWTH PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

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Enterprise Growth and Income Portfolio

SUBADVISER’S COMMENTS

UBS Global Asset Management (Americas) Inc.

New York, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

UBS Global Asset Management (Americas) Inc. (“UBS”) is subadviser to the Enterprise Growth and Income Portfolio. UBS manages approximately $53.8 billion for all of its clients and its normal investment minimum is $25 million.

Investment Objective

The objective of the Enterprise Growth and Income Portfolio is total return through capital appreciation with income as a secondary consideration.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 3.01%. The Portfolio underperformed its benchmark, the S&P 500 Index, which returned 3.44%. In contrast, the Portfolio outperformed its peer group, the Lipper Large-Cap Core Funds Index, which returned 2.24%.

How would you describe the investment environment during the period?

The first six months of 2004 were characterized by shifting investor concerns surrounding the economy and uncertainty regarding the continuing unrest in Iraq. These elements largely overshadowed the presence of solid corporate fundamentals, and ultimately tempered equity and fixed-income returns over the period.

More specifically, in the first quarter, investors were preoccupied with the absence of meaningful job growth. In the second quarter, fears of a jobless economic recovery ended when the Labor Department reported that nearly one million new jobs were created from March through May 2004. This report, combined with telling Fed statements, created strong anticipation that a rate increase was imminent. Thus, it came as no surprise when the Fed did, in fact, raise the federal funds rate from 1.00% to 1.25% in June, the first rate hike in four years.

What strategies affected Portfolio performance during the period?

UBS adhered to the Portfolio’s disciplined investment approach that focuses on price to intrinsic value. Through fundamental research, UBS seeks to identify companies that are selling for less than their true, or intrinsic, value. For much of the period, UBS viewed the equity market as trading very close to fair value. As such, the Portfolio’s risk exposure was neutral to slightly lower than that of the Index. In terms of sector exposure, the Portfolio generally held over-weight positions in lower risk sectors, such as healthcare, capital goods and utilities. Conversely, the Portfolio was under-weight riskier sectors, including technology hardware and retailing.

ENTERPRISE Accumulation Trust

1

Enterprise Growth and Income Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

In general, UBS was cautious on technology because they believed its 2003 rally was not driven by fundamentals, but rather by investor speculation. Having said that, as bottom-up stock pickers UBS was able to find several holdings in the software area that met their intrinsic value criteria.

In healthcare, specifically the pharmaceuticals area, UBS continued to find attractive opportunities. The Portfolio’s exposure to select utilities was driven by attractive yields, not versus bonds, but to other industries. UBS focused on nuclear and coal generation stocks, as they expect profitability in these areas to improve. Furthermore, they expect that opportunistic consolidation within the industry may continue, and that investors may spend more time focusing on unappreciated merger and acquisition opportunities.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

2

Enterprise Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Common Stocks — 96.36%

Advertising — 2.74%
Interpublic Group of Companies Inc. (a)	80,600	$1,106,638
Omnicom Group Inc.	30,800	2,337,412

		3,444,050

Aerospace — 3.21%
Boeing Company	34,700	1,772,823
Northrop Grumman Corporation	27,600	1,482,120
United Technologies Corporation	8,500	777,580

		4,032,523

Airlines — 0.24%
Delta Air Lines Inc. (o)	43,100	306,872

Automotive — 1.00%
Johnson Controls Inc.	23,600	1,259,768

Banking — 8.96%
J. P. Morgan Chase & Company	78,000	3,024,060
Mellon Financial Corporation	91,400	2,680,762
PNC Financial Services Group	27,100	1,438,468
Wells Fargo & Company	72,000	4,120,560

		11,263,850

Biotechnology — 1.35%
Genzyme Corporation (a)	35,800	1,694,414

Broadcasting — 2.71%
Viacom Inc. (Class B)	77,300	2,761,156
Westwood One Inc. (a)	27,400	652,120

		3,413,276

Building & Construction — 3.74%
Martin Marietta Materials Inc.	37,100	1,644,643
Masco Corporation	98,000	3,055,640

		4,700,283

Business Services — 0.59%
Viad Corporation	27,500	742,775

Chemicals — 0.64%
Eastman Chemical Company (o)	17,300	799,779

Computer Services — 0.61%
Dell Inc. (a)	21,500	770,130

Computer Software — 5.13%
Microsoft Corporation	150,100	4,286,856
Oracle Corporation (a)	121,000	1,443,530
Veritas Software Corporation (a)	26,200	725,740

		6,456,126

Consumer Products — 1.51%
Kimberly-Clark Corporation	28,800	1,897,344

	Number of Shares or Principal Amount	Value

Crude & Petroleum — 2.55%
Exxon Mobil Corporation	72,200	$3,206,402

Energy — 1.86%
Exelon Corporation	70,400	2,343,616

Finance — 0.50%
Equifax Inc.	25,300	626,175

Food, Beverages & Tobacco — 1.28%
Albertson’s Inc. (o)	60,400	1,603,016

Health Care — 3.68%
Anthem Inc. (a)	14,600	1,307,576
UnitedHealth Group Inc.	53,300	3,317,925

		4,625,501

Insurance — 0.89%
AFLAC Inc.	27,500	1,122,275

Machinery — 0.91%
Mettler-Toledo International Inc. (a)	23,200	1,140,048

Manufacturing — 3.93%
Illinois Tool Works Inc.	34,200	3,279,438
Ingersoll-Rand Company Ltd.	24,400	1,666,764

		4,946,202

Media — 2.59%
Gannett Company Inc.	10,600	899,410
Time Warner Inc. (a)	134,200	2,359,236

		3,258,646

Medical Instruments — 1.32%
Guidant Corporation	11,700	653,796
Medtronic Inc.	20,700	1,008,504

		1,662,300

Medical Services — 0.60%
Quest Diagnostics Inc.	8,900	756,055

Misc. Financial Services — 9.54%
Citigroup Inc.	118,900	5,528,850
Freddie Mac	49,200	3,114,360
Morgan Stanley Dean Witter & Company	63,500	3,350,895

		11,994,105

Multi-Line Insurance — 2.65%
American International Group Inc.	27,800	1,981,584
Hartford Financial Services Group Inc.	19,700	1,354,178

		3,335,762

Oil Services — 1.75%
ConocoPhillips	22,000	1,678,380
Kerr-McGee Corporation	9,700	521,569

		2,199,949

ENTERPRISE Accumulation Trust

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Enterprise Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Other — 1.34%
SPDR Trust Series 1 (o)	14,700	$1,683,591

Paper & Forest Products — 0.62%
MeadWestvaco Corporation	26,400	775,896

Pharmaceuticals — 11.75%
Allergan Inc.	46,200	4,135,824
Bristol Myers Squibb Company	45,900	1,124,550
Cephalon Inc. (a) (o)	22,900	1,236,600
Johnson & Johnson	57,300	3,191,610
Mylan Laboratories Inc.	108,200	2,191,050
Wyeth	80,100	2,896,416

		14,776,050

Retail — 3.68%
Costco Wholesale Corporation	63,800	2,620,266
Kohl’s Corporation (a)	25,700	1,086,596
TJX Companies Inc.	38,300	924,562

		4,631,424

Telecommunications — 0.83%
SBC Communications Inc.	43,000	1,042,750

Transportation — 2.94%
Burlington Northern Santa Fe Corporation	105,300	3,692,871

Utilities — 4.63%
American Electric Power Inc.	37,900	1,212,800
CMS Energy Corporation	46,800	427,284
Dominion Resources Inc.	12,100	763,268
FirstEnergy Corporation	49,100	1,836,831
Pepco Holdings Inc.	21,200	387,536
Sempra Energy	34,600	1,191,278

		5,818,997

Wireless Communications — 4.09%
Nextel Communications Inc. (Class A) (a)	192,900	5,142,714

Total Domestic Common Stocks
(Identified cost $106,944,423)		121,165,535

	Number of Shares or Principal Amount	Value

Foreign Stocks — 1.34%

Multi-Line Insurance — 1.27%
Willis Group Holdings Ltd.	42,800	$1,602,860

Technology — 0.07%
Accenture Ltd. (a)	3,100	85,188

Total Foreign Stocks
(Identified cost $1,553,043)		1,688,048

Other Investments — 4.52%

Other Investments — 4.52%
Securities Lending Quality Trust (s)	5,680,125	5,680,125

Total Other Investments
(Identified cost $5,680,125)		5,680,125

Repurchase Agreement — 1.60%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $2,008,039 Collateral: U. S. Treasury Note $1,860,000, 6.25% due 02/15/07 Value $2,092,078	$2,008,000	2,008,000

Total Repurchase Agreement
(Identified cost $2,008,000)		2,008,000

Total Investments
(Identified cost $116,185,591)		$130,541,708

Other Assets Less Liabilities — (3.82)%		(4,798,297)

Net Assets — 100%		$125,743,411

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at June 30, 2004.
(s)	Represents investment of cash collateral received from securities on loan (See note 5).
(SPDR)	S&P Depository Receipt.

See notes to financial statements.

ENTERPRISE Accumulation Trust

4

Enterprise Growth and Income Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including securities loaned valued at $5,629,858 (Note 5)	$130,541,708
Investment income receivable	111,019
Receivable for fund shares sold	542,615
Receivable for investments sold	439,321
Due from investment adviser	5,578
Cash	672
Other assets	1,856
Total assets	131,642,769
Liabilities:
Payable for fund shares redeemed	164,519
Payable upon return of securities loaned (Note 5)	5,680,125
Accrued expenses and other liabilities	54,714
Total liabilities	5,899,358
Net assets	$125,743,411
Analysis of net assets:
Paid-in capital	$158,489,476
Undistributed (accumulated) net investment income (loss)	1,306,133
Undistributed (accumulated) net realized gain (loss)	(48,408,315)
Unrealized appreciation (depreciation)	14,356,117
Net assets	$125,743,411
Fund shares outstanding	24,450,314
Net asset value per share	$5.14
Investments at cost	$116,185,591

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise Growth and Income Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends	$1,010,376
Interest	9,880
Securities lending income	3,261
Total investment income	1,023,517
Expenses:
Investment advisory fees	474,327
Shareholder servicing fees	189,579
Custodian and fund accounting fees	21,297
Reports to shareholders	3,721
Trustees’ fees	1,777
Audit and legal fees	15,989
Other expenses	4,648
Total expenses	711,338
Expense reimbursement	(47,280)
Total expenses, net of reimbursement	664,058
Net investment income (loss)	359,459
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	6,104,260
Net change in unrealized gain (loss) on investments	(2,559,566)
Net realized and unrealized gain (loss)	3,544,694
Net increase (decrease) in net assets resulting from operations	$3,904,153

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Enterprise Growth and Income Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$359,459	$946,672
Net realized gain (loss)	6,104,260	(16,774,206)
Net change in unrealized gain (loss)	(2,559,566)	43,723,486
Increase (decrease) in net assets resulting from operations	3,904,153	27,895,952
Distributions to shareholders from:
Net investment income	—	(1,145,446)
Net realized gains on investments	—	—
Total distributions to shareholders	—	(1,145,446)
From capital share transactions:
Shares sold	5,076,503	8,956,733
Reinvestment of distributions	—	1,143,225
Shares redeemed	(11,131,113)	(20,385,556)
Total increase (decrease) in net assets resulting from capital share transactions	(6,054,610)	(10,285,598)
Total increase (decrease) in net assets	(2,150,457)	16,464,908
Net assets:
Beginning of period	127,893,868	111,428,960
End of period	$125,743,411	$127,893,868
Capital share activity:
Shares issued	1,003,124	2,071,578
Shares issued in reinvestment of distributions	—	250,159
Shares redeemed	(2,202,961)	(4,888,936)
Net increase (decrease)	(1,199,837)	(2,567,199)
Undistributed net investment income	$1,306,133	$946,674

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Enterprise Growth and Income Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		For the Years Ended December 31,
			2003	2002	2001	2000		1999
Net asset value, beginning of period	$4.99		$3.95	$5.41	$6.20	$6.16		$5.11

Income from investment operations:
Net investment income (loss)C	0.03		0.04	0.04	0.05	0.07		0.07
Net realized and unrealized gain (loss)	0.12		1.04	(1.45)	(0.79)	(0.01)		0.98

Total from investment operations	0.15		1.08	(1.41)	(0.74)	0.06		1.05

Less dividends and distributions:
Dividends from net investment income	—		(0.04)	(0.05)	(0.05)	(0.02)		—
Distributions from capital gains	—		—	—	—	(0.00	)D	(0.00	)D

Total distributions	—		(0.04)	(0.05)	(0.05)	(0.02)		—

Net asset value, end of period	$5.14		$4.99	$3.95	$5.41	$6.20		$6.16

Total return	3.01	%B	27.56%	(25.95)%	(11.87)%	0.91%		20.55%
Net assets end of period (in thousands)	$125,743		$127,894	$111,429	$172,531	$171,353		$89,887
Ratio of expenses to average net assets	1.05	%A	1.03%	0.86%	0.85%	0.85%		0.94%
Ratio of expenses to average net assets (excluding reimbursement)	1.12	%A	1.03%	0.86%	0.85%	0.85%		0.94%
Ratio of net investment income (loss) to average net assets	1.58	%A	0.84%	0.81%	0.92%	1.09%		1.22%
Portfolio turnover rate	24%		119%	19%	2%	6%		1%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.
D	Less than $0.01 per share.

See notes to financial statements.

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 4, 2004.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Growth and Income Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over -the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.75%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $189,600 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.05%.

For the six months ended June 30, 2004, the Portfolio paid brokerage commissions of $1,594 to affiliates of the adviser or subadviser.

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$29,162,722	$33,892,669

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price

ENTERPRISE Accumulation Trust

10

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

6. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for capital loss carryforwards utilized and losses deferred due to wash sales.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$116,185,591	$17,868,767	$3,512,650	$14,356,117

8. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 4, 2004.

ENTERPRISE Accumulation Trust

11

Shareholder Proxy Voting Information (Unaudited)

On June 4, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	26,583,389.486
Votes Against	609,313.732
Votes Abstained	1,601,353.026
Votes Withheld	21,245,597.734

To approve the Agreement and Plan of Conversion and Termination

Votes For	26,363,764.806
Votes Against	650,987.940
Votes Abstained	1,779,303.498
Votes Withheld	21,245,597.734

ENTERPRISE Accumulation Trust

12

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

ENTERPRISE Accumulation Trust

13

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

ENTERPRISE Accumulation Trust

14

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

15

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

ENTERPRISE Accumulation Trust

16

Enterprise Accumulation Trust

GROWTH AND INCOME PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

17

Enterprise International Growth Portfolio

SUBADVISER’S COMMENTS

SSgA Funds Management, Inc.

Boston, Massachusetts

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

SSgA Funds Management, Inc. (“SSgA”) is subadviser to the Enterprise International Growth Portfolio. SSgA manages approximately $105.9 billion and its normal investment minimum is $20 million.

Investment Objective

The objective of the Enterprise International Growth Portfolio is capital appreciation.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned –2.00%. The Portfolio underperformed its benchmark, the MSCI EAFE Index, which returned 4.56%. The Portfolio underperformed its peer group, the Lipper International Funds Index, which returned 3.86%.

How would you describe the investment environment during the period?

The environment has been a challenging and frustrating one, with international equity markets generally struggling to make much progress over these six months. Unnerved by terrorist activity in March and against a backdrop of geopolitical problems in the Middle East, investors remained transfixed by short-term political developments. More recently, the first cautious move towards tighter global monetary policy saw investors focusing on the twin specters of rising interest rates and inflation. Throughout an admittedly anxious time, market participants have chosen to overlook improving measures of growth and output and the benefits already feeding through to the corporate level.

What strategies affected Portfolio performance during the period?

Once again, SSgA’s high-quality bias worked against the Portfolio as nervous investors refused to discriminate adequately between the well-capitalized and the more speculative companies. Although it is still true to say that both smaller companies and more value-oriented stocks outperformed large-cap growth vehicles, individual stock returns, as always, varied greatly. In general terms, SSgA’s over-weight to the semiconductor industry hurt performance over the period; on the other hand, SSgA’s continuing shift into Japanese stocks, many of them oriented to benefit from what SSgA believed will be an ongoing recovery in that region, was largely successful.

What changes were made to the Portfolio over the period?

SSgA’s trades generally reflected a shift in emphasis from Europe to Japan and the Pacific Rim markets. On the consumer side, the Portfolio shifted out of stocks like Moet Hennessy Louis Vuitton and L’Oreal into Seven-Eleven Japan and Nissan Motor Corporation. The Portfolio also liquidated Canon, Inc. and Volkwagen to move into BSkyB, a media stock classified as a late recovery play. Within industrials and materials, the Portfolio sold Rio Tinto (a commodity play) to move into Asahi Glass and Nitto Denko, both of these being Japanese companies involved in the LCD industry. Among financials, the Portfolio reduced insurance and some of the Portfolio’s European banking exposure (including UBS and BNP Paribas) to move into Sumitomo-Mitsui, a Japanese bank.

As with all international funds, the Portfolio carries additional risks associated with possibly less stable foreign securities, currencies, lack of uniform accounting standards and political instability.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

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Enterprise International Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount

Foreign Common Stocks — 99.15%

France — 13.29%
BNP Paribas (ADR)	33,056	$1,016,498
L’Oreal Company (ADR) (o)	82,393	1,316,195
LVMH Moet Hennessy Louis Vuition (ADR) (o)	88,557	1,281,066
Sanofi Synthelabo (ADR) (o)	49,246	1,575,380
Total (ADR)	19,181	1,842,910

		7,032,049

Germany — 6.36%
E.ON (ADR) (o)	14,534	1,053,570
SAP (ADR)	55,229	2,309,124

		3,362,694

Hong Kong — 3.43%
Sun Hung Kai Properties Ltd (ADR) (o)	221,122	1,814,372

Ireland — 3.02%
CRH	75,689	1,598,236

Italy — 6.47%
ENI (ADR)	17,040	1,709,794
SanPaolo IMI (ADR) (o)	70,400	1,715,648

		3,425,442

Japan — 27.12%
Asahi Glass Company Ltd. (ADR) (o)	19,800	2,059,570
Komatsu Ltd (ADR)	41,000	993,483
Nissan Motor Company Ltd (ADR)	55,200	1,234,824
Nitto Denko Corporation (ADR) (o)	4,200	2,147,826
Nomura Holdings Inc. (ADR) (o)	79,000	1,181,050
NTT Docomo Inc. (ADR)	80,500	1,457,855
Seven Eleven Japan Ltd. (ADR) (o)	54,000	1,761,810
Sharp Corporation (ADR) (o)	125,000	1,996,750
Sumitomo Mitsui Financial Group Inc. (ADR) (a)	221,000	1,514,999

		14,348,167

Netherlands — 6.55%
ASML Holding (a)	123,990	2,121,469
ING Group (ADR)	56,629	1,342,107

		3,463,576

Singapore — 3.71%
Flextronics International Ltd. (a)	123,200	1,965,040

	Number of Shares or Principal Amount

Switzerland — 13.03%
Nestle (ADR)	15,732	$1,048,884
Novartis (ADR)	46,339	2,062,085
Roche Holdings Ltd (ADR)	10,660	1,055,446
UBS	28,185	1,984,701
Zurich Financial Services (ADR)	47,216	745,526

		6,896,642

Taiwan — 3.96%
Taiwan Semiconductor Manufacturing Company Ltd. (ADR)	251,943	2,093,648

United Kingdom — 12.21%
British Sky Broadcasting	166,648	1,880,664
GlaxoSmithKline	71,550	1,448,754
HBOS	99,882	1,236,832
Vodafone Group	858,024	1,879,781
Vodafone Group (ADR)	700	15,470

		6,461,501

Total Foreign Common Stocks
(Identified cost $46,027,598)		52,461,367

Other Investments — 11.47%
Securities Lending Quality Trust (s)	6,067,048	6,067,048

Total Other Investments
(Identified cost $6,067,048)		6,067,048

Total Investments
(Identified cost $52,094,646)		$58,528,415

Other Assets Less Liabilities — (10.62)%		(5,620,641)

Net Assets — 100%		$52,907,774

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at June 30, 2004.
(s)	Represents investment of cash collateral received from securities on loan (see note 5).
(ADR)	American Depository Receipt.

ENTERPRISE Accumulation Trust

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Enterprise International Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

Industry classifications for the Portfolio as a percentage of total market value at June 30, 2004 are as follows (unaudited):

Industry
Automotive	2.36%
Banks	12.77%
Cable	3.61%
Computer Software	4.40%
Construction Materials	13.07%
Electronic Equipment & Instruments	15.13%
Food & Beverages	5.41%

Industry
Financial Services	9.88%
Insurance	1.43%
Phamaceuticals	11.75%
Retail	4.99%
Utilities	8.79%
Telecommunications	6.41%

Total	100.00%

See notes to financial statements.

ENTERPRISE Accumulation Trust

3

Enterprise International Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including securities loaned valued at $5,886,549 (Note 5)	$58,528,415
Foreign currency at value (cost — $4,995)	5,184
Investment income receivable	331,176
Receivable for investments sold	262,160
Cash	25,925
Other assets	4,932
Total assets	59,157,792
Liabilities:
Payable for fund shares redeemed	122,649
Payable upon return of securities loaned (Note 5)	6,067,048
Accrued expenses and other liabilities	60,321
Total liabilities	6,250,018
Net assets	$52,907,774
Analysis of net assets:
Paid-in capital	$72,969,781
Undistributed (accumulated) net investment income (loss)	756,743
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency	(27,256,783)
Unrealized appreciation (depreciation) on investments and foreign currency denominated amounts	6,438,033
Net assets	$52,907,774
Fund shares outstanding	11,973,032
Net asset value per share	$4.42
Investments at cost	$52,094,646

See notes to financial statements.

ENTERPRISE Accumulation Trust

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Enterprise International Growth Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $106,766)	$695,512
Interest	28
Securities lending income	19,820
Total investment income	715,360
Expenses:
Investment advisory fees	233,506
Shareholder servicing fees	82,348
Custodian and fund accounting fees	10,817
Reports to shareholders	1,583
Trustees’ fees	762
Audit and legal fees	6,889
Other expenses	2,142
Total expenses	338,047
Net investment income (loss)	377,313
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	988,333
Net realized gain (loss) on foreign currency transactions	1,972,752
Net change in unrealized gain (loss) on investments	(4,475,284)
Net realized and unrealized gain (loss)	(1,514,199)
Net increase (decrease) in net assets resulting from operations	$(1,136,886)

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise International Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$377,313	$396,823
Net realized gain (loss)	2,961,085	(6,226,789)
Net change in unrealized gain (loss)	(4,475,284)	19,265,059
Increase (decrease) in net assets resulting from operations	(1,136,886)	13,435,093
Distributions to shareholders from:
Net investment income	—	(229,092)
Net realized gains on investments	—	—
Total distributions to shareholders	—	(229,092)
From capital share transactions:
Shares sold	2,369,432	14,497,197
Shares exchanged due to merger	—	1,998,364
Reinvestment of distributions	—	227,975
Shares redeemed	(3,969,780)	(18,436,839)
Total increase (decrease) in net assets resulting from capital share transactions	(1,600,348)	(1,713,303)
Total increase (decrease) in net assets	(2,737,234)	11,492,698
Net assets:
Beginning of period	55,645,008	44,152,310
End of period	$52,907,774	$55,645,008
Capital share activity:
Shares issued	523,693	4,063,215
Shares exchanged due to merger	—	622,543
Shares issued in reinvestment of distributions	—	56,151
Shares redeemed	(882,481)	(5,178,342)
Net increase (decrease)	(358,788)	(436,433)
Undistributed net investment income	$756,743	$—

See notes to financial statements.

ENTERPRISE Accumulation Trust

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Enterprise International Growth Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		For the Years Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$4.51		$3.46	$4.33	$6.94	$9.29	$6.74

Income from investment operations:
Net investment income (loss)C	0.06		0.03	0.05	0.02	(0.01)	0.03
Net realized and unrealized gain (loss)	(0.15)		1.04	(0.89)	(2.02)	(1.57)	2.74

Total from investment operations	(0.09)		1.07	(0.84)	(2.00)	(1.58)	2.77

Less dividends and distributions:
Dividends from net investment income	—		(0.02)	(0.03)	(0.04)	(0.02)	(0.12)
Distributions from capital gains	—		—	—	(0.57)	(0.75)	(0.10)

Total distributions	—		(0.02)	(0.03)	(0.61)	(0.77)	(0.22)

Net asset value, end of period	$4.42		$4.51	$3.46	$4.33	$6.94	$9.29

Total return	(2.00	)%B	30.94%	(19.46)%	(27.80)%	(17.21)%	42.12%
Net assets end of period (in thousands)	$52,908		$55,645	$44,152	$62,742	$100,550	$134,255
Ratio of expenses to average net assets	1.23	%A	1.14%	1.06%	1.09%	1.04%	1.01%
Ratio of net investment income (loss) to average net assets	1.37	%A	0.85%	1.22%	0.30%	(0.06)%	0.41%
Portfolio turnover	86%		54%	176%	95%	73%	129%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

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7

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 28, 2004.

Effective February 28, 2003 the International Growth Portfolio acquired all of the net assets of the Worldwide Growth and Emerging Countries Portfolios in tax-free exchanges of shares wherein the shareholders of the Worldwide Growth and Emerging Countries Portfolios received for each share owned approximately 1.97 and 2.42 shares, respectively of the International Growth Portfolio. The aggregate net assets and unrealized appreciation/(depreciation) of the funds immediately before and after the mergers were as follows:

	Net Assets		Unrealized Appreciation/ (Depreciation)
Portfolio	Before Merger	After Merger	Before Merger	After Merger
International Growth	$40,211,216	$42,209,580	$(11,305,050)	$(11,398,851)
Worldwide Growth	821,424		(58,381)
Emerging Countries	1,176,940		(35,420)

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the International Growth Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

values (or unit value) per share on each valuation day. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets. The Portfolio may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Portfolio. This amount is reported in the Statement of Operations.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.85%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $82,324 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.55%.

For the six months ended June 30, 2004, the Portfolio paid brokerage commissions of $4,391 to affiliates of the adviser and subadviser.

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$46,504,624	$47,398,485

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

6. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards utilized, losses deferred due to wash sales and investments in passive foreign investment companies.

ENTERPRISE Accumulation Trust

10

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$52,094,646	$7,689,915	$1,256,146	$6,433,769

8. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

ENTERPRISE Accumulation Trust

11

Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	12,859,816.850
Votes Against	377,674.996
Votes Abstained	909,042.198
Votes Withheld	10,322,954.772

To approve the Agreement and Plan of Conversion and Termination

Votes For	12,727,509.706
Votes Against	478,911.562
Votes Abstained	940,112.776
Votes Withheld	10,322,954.772

ENTERPRISE Accumulation Trust

12

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

ENTERPRISE Accumulation Trust

13

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

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EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

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EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

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Enterprise Accumulation Trust

INTERNATIONAL GROWTH PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

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Enterprise Global Socially Responsive Portfolio

SUBADVISER’S COMMENTS

Rockefeller & Co., Inc.

New York, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Rockefeller & Co., Inc. (“Rockefeller”), which has approximately $4.2 billion in assets under management, is subadviser to the Enterprise Global Socially Responsive Portfolio. Rockefeller’s normal investment minimum is $10 million.

Investment Objective

The objective of the Global Socially Responsive Portfolio is total return.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 3.23%. The Portfolio underperformed its benchmark, the MSCI World Index, which returned 3.52%. The Portfolio underperformed its peer group, the Lipper Global Funds Index, which returned 3.20%.

How would you describe the investment environment during the period?

The year began on a strong note but markets retreated in March as geopolitical and economic concerns resurfaced. During the period, world equity markets were listless with generally positive economic news and corporate profits equally offset by political uncertainty and rising interest rates. New inflationary concerns impacted most world asset returns.

World equity markets drifted during the second quarter while bond market returns turned negative. This relatively subdued quarter finally saw inflationary pressures make their way into the consumer and producer price indices.

Interest rate increases in the U.S. and the U.K. as well as new inflationary pressures impacted most world asset returns. The Bank of England raised rates twice in the second quarter and four times since October 2003, while the Fed raised rates for the first time since May 2000, with a targeted 0.25% increase in June.

What strategies affected Portfolio performance during the period?

The Portfolio was broadly diversified with an over-weight in energy. Rockefeller is still focused on the supply/demand relationship as the underpinning of high oil prices and the Portfolio’s sector positioning. In financials, Rockefeller shifted out of traditional banking stocks to those it believed were less vulnerable to rising interest rates. The Portfolio remained under-weight in technology and has also pared back telecommunications holdings.

What changes were made to the Portfolio over the period?

During the period the Portfolio sold positions in Alcan when it reached Rockefeller’s price target. The Portfolio sold Edwards Life Sciences and bought Medtronic thus maintaining the exposure to medical devices. The Portfolio also sold the position in Telefonica and purchased Deutsche Telekom, whose valuation Rockefeller find more attractive.

Over the period, the Portfolio sold positions in HCA and Hyundai Motor, as Rockefeller turned cautious on their fundamentals and Danske Bank and Bank America as the Portfolio’s total exposure to the financial sector was reduced. The Portfolio established a position in Walgreen as well as eBay, Intel and Avocent and also purchased BG Group out of the UK, Societe Television Francaise 1 in France and Kookmin Bank in Korea.

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Enterprise Global Socially Responsive Portfolio

SUBADVISER’S COMMENTS — (Continued)

As with all global funds, the Portfolio carries additional risks associated with possibly less stable foreign securities, currencies, lack of uniform accounting standards and political instability.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

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Enterprise Global Socially Responsive Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Common Stocks — 95.09%

Bermuda — 2.18%
XL Capital Ltd. (Class A)	1,310	$98,852

Canada — 1.00%
National Bank of Canada	1,410	45,300

Finland — 1.98%
Sampo Insurance Company Ltd. (Class A)	9,230	89,591

France — 5.84%
BNP Paribas	2,180	134,040
Schneider Electric	1,260	85,979
Societe Television Francaise	1,410	44,403

		264,422

Germany — 1.65%
Deutsche Telekom (a)	4,260	74,823

Hong Kong — 1.14%
China Mobile Ltd.	17,000	51,437

Japan — 4.37%
Asahi Glass Company Ltd. (a)	5,000	51,867
Canon Inc. (ADR)	1,340	71,556
NTT Corporation	14	74,596

		198,019

Korea — 1.66%
Daewoo Shipbuilding & Marine	3,280	39,599
Kookmin Bank (ADR)	1,140	35,773

		75,372

Netherlands — 3.17%
Philips Electronics	2,340	62,988
Royal Dutch Petroleum Company (ADR)	1,250	64,588
STMicroelectronics	730	16,009

		143,585

Sweden — 4.87%
Assa Abloy (Class B)	10,200	130,273
Sandvik	2,650	90,372

		220,645

Switzerland — 0.89%
Novartis	910	40,118

United Kingdom — 9.89%
BG Group	7,540	46,478
BP Amoco	21,530	190,237
Cadbury Schweppes	3,410	29,434
GlaxoSmithKline	3,510	71,071
Reckitt Benckiser	3,910	110,739

		447,959

	Number of Shares or Principal Amount	Value

United States — 56.45%
3M Company	540	$48,605
AFLAC Inc.	2,590	105,698
Anadarko Petroleum Corporation	580	33,988
Apache Corporation	830	36,147
Avocent Corporation	880	32,331
Citigroup Inc.	3,630	168,795
Comcast Corporation (Class A) (a)	3,060	84,487
Devon Energy Corporation	460	30,360
Doral Financial Corporation	2,710	93,495
eBay Inc. (a)	350	32,183
Eli Lilly & Company	1,350	94,379
Family Dollar Stores Inc.	910	27,682
Fannie Mae	1,740	124,166
Illinois Tool Works Inc.	260	24,931
Ingersoll-Rand Company Ltd.	820	56,014
Intel Corporation	760	20,976
International Business Machines Corporation	1,270	111,950
Lexmark International Group Inc. (a)	930	89,773
Medtronic Inc.	1,830	89,158
Mellon Financial Corporation	2,660	78,018
Microsoft Corporation	3,290	93,962
Noble Energy Inc.	960	48,960
PepsiCo Inc.	2,180	117,458
Pfizer Inc.	3,730	127,864
Praxair Inc.	2,380	94,986
Regal Entertainment Group (Class A)	1,370	24,797
Target Corporation	2,030	86,214
Tiffany & Company	2,910	107,233
UnionBanCal Corporation	900	50,760
Viacom Inc. (Class B)	1,480	52,866
Wal-Mart Stores Inc.	1,760	92,858
Walgreen Company	1,570	56,850
Walt Disney Company	2,740	69,843
WellPoint Health Networks Inc. (a)	1,330	148,973

		2,556,760

Total Common Stocks
(Identified cost $3,926,918)		4,306,883

Preferred Stocks — 2.84%

Korea — 2.84%
Samsung Electronics Company Ltd.	490	128,490

Total Preferred Stocks
(Identified cost $103,263)		128,490

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Enterprise Global Socially Responsive Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Principal Amount	Value

Repurchase Agreements — 2.45%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $111,002 Collateral: U.S. Treasury Bond $105,000, 6.125% due 08/15/07, Value $118,487	$111,000	$111,000

Total Repurchase Agreements
(Identified cost $111,000)		111,000

Total Investments
(Identified cost $4,141,181)		$4,546,373

Other Assets Less Liabilities — (0.38)%		(17,352)

Net Assets — 100%		$4,529,021

(a)	Non-income producing security.
(ADR)	American Depository Receipt.

Industry classifications for the Portfolio as a percentage of total market value at June 30, 2004 are as follows (unaudited):

Industry
Banking	7.75%
Broadcasting	2.19%
Business Services	1.61%
Cable	1.90%
Chemicals	2.14%
Computer Hardware	2.52%
Computer Software	2.85%
Consumer Durables	2.50%
Consumer Products	2.94%
Crude & Petroleum	2.22%
Electronics	6.26%
Energy	1.10%
Entertainment & Leisure	2.13%

Industry
Food, Beverages & Tobacco	3.31%
Insurance	6.63%
Manufacturing	7.02%
Medical Services & Products	5.37%
Metals & Mining	0.00%
Misc. Financial Services	8.71%
Oil Services	6.84%
Pharmaceuticals	7.52%
Printing & Publishing	2.02%
Retail	9.11%
Semiconductors	0.83%
Telecommunications	4.53%

Total	100.00%

See notes to financial statements.

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Enterprise Global Socially Responsive Portfolio

STATEMENT OF ASSET AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value	$4,546,373
Foreign currency at value (cost — $1,820)	1,824
Investment income receivable	3,642
Receivable for investments sold	8,272
Due from investment adviser	4,077
Cash	131
Other assets	72
Total assets	4,564,391
Liabilities:
Payable for fund shares redeemed	2,178
Payable for investments purchased	27,389
Accrued expenses and other liabilities	5,803
Total liabilities	35,370
Net assets	$4,529,021
Analysis of net assets:
Paid-in capital	$4,014,819
Undistributed (accumulated) net investment income (loss)	23,080
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency	85,909
Unrealized appreciation (depreciation) on investments and foreign currency denominated amounts	405,213
Net assets	$4,529,021
Fund shares outstanding	405,118
Net asset value per share	$11.18
Investments at cost	$4,141,181

See notes to financial statements.

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Enterprise Global Socially Responsive Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $4,682)	$51,072
Interest	13
Total investment income	51,085
Expenses:
Investment advisory fees	19,388
Custodian and fund accounting fees	9,638
Reports to shareholders	138
Trustees’ fees	64
Audit and legal fees	594
Shareholder servicing fees	2,084
Other expenses	176
Total expenses	32,082
Expense reimbursement	(4,077)
Total expenses, net of reimbursement	28,005
Net investment income (loss)	23,080
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	168,105
Net realized gain (loss) on foreign currency transactions	(481)
Net change in unrealized gain (loss) on investments and foreign currency denominated amounts	(55,956)
Net realized and unrealized gain (loss)	111,668
Net increase (decrease) in net assets resulting from operations	$134,748

See notes to financial statements.

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Enterprise Global Socially Responsive Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$23,080	$7,947
Net realized gain (loss) on investments and foreign currency transactions	167,624	46,481
Net change in unrealized gain (loss) on investments and foreign currency denominated amounts	(55,956)	504,119
Increase (decrease) in net assets resulting from operations	134,748	558,547
Distributions to shareholders from:
Net investment income	—	(11,323)
Net realized gains	—	—
Total distributions to shareholders	—	(11,323)
From capital share transactions:
Shares sold	470,368	3,648,505
Reinvestment of distributions	—	3,378
Shares redeemed	(161,355)	(1,337,042)
Total increase (decrease) in net assets resulting from capital share transactions	309,013	2,314,841
Total increase (decrease) in net assets	443,761	2,862,065
Net assets:
Beginning of period	4,085,260	1,223,195
End of period	$4,529,021	$4,085,260
Capital share activity:
Shares issued	42,240	369,613
Shares issued in reinvestment of distributions	—	318
Shares redeemed	(14,400)	(135,390)
Net increase (decrease)	27,840	234,541
Undistributed net investment income	$23,080	$—

See notes to financial statements.

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Enterprise Global Socially Responsive Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		Year Ended December 31, 2003	For the Period 01/24/02 through 12/31/02
Net asset value, beginning of period	$10.83		$8.57	$10.00

Income from investment operations:
Net investment income (loss)C	0.11		0.04	0.04
Net realized and unrealized gain (loss)	0.24		2.25	(1.44)

Total from investment operations	0.35		2.29	(1.40)

Less dividends and distributions:
Dividends from net investment income	—		(0.03)	(0.03)
Distributions from capital gains	—		—	—

Total distributions	—		(0.03)	(0.03)

Net asset value, end of period	$11.18		$10.83	$8.57

Total return	3.23	%B	26.73%	(13.98	)%B
Net assets end of period (in thousands)	$4,529		$4,085	$1,223
Ratio of expenses to average net assets	1.30	%A	1.30%	1.30	%A
Ratio of expenses to average net assets (excluding reimbursement)	1.49	%A	1.56%	2.84	%A
Ratio of net investment income (loss) to average net assets	1.07	%A	0.41%	0.42	%A
Portfolio turnover rate	24%		34%	46%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

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8

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 28, 2004.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Global Socially Responsive Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or

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9

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. The Portfolio will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.90%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $2,142 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.30%.

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Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $2,928,941 in the Portfolio at June 30, 2004.

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$1,332,232	$998,728

5. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

6. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards utilized and losses deferred due to wash sales.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year. At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$4,141,181	$462,075	$56,883	$405,192

7. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

ENTERPRISE Accumulation Trust

11

Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	390,475.732
Votes Against	3,060.136
Votes Abstained	47,873.516
Votes Withheld	349,483.278

To approve the Agreement and Plan of Conversion and Termination

Votes For	390,332.888
Votes Against	3,202.980
Votes Abstained	47,873.516
Votes Withheld	349,483.278

ENTERPRISE Accumulation Trust

12

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

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13

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

ENTERPRISE Accumulation Trust

14

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

15

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

ENTERPRISE Accumulation Trust

16

Enterprise Accumulation Trust

GLOBAL SOCIALLY RESPONSIVE PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

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Enterprise Mergers and Acquisitions Portfolio

SUBADVISER’S COMMENTS

GAMCO Investors, Inc.

Rye, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

GAMCO Investors, Inc. (“Gabelli”), which manages approximately $28.3 billion for institutional clients and whose normal investment minimum is $1 million, is subadviser to the Enterprise Mergers and Acquisitions Portfolio.

Investment Objective

The objective of the Enterprise Mergers and Acquisitions Portfolio is capital appreciation.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 0.54%. The Portfolio underperformed its benchmark, the S&P 500 Index, which returned 3.44%.

How would you describe the investment environment during the period?

During the six months period, the economy benefited from fiscal stimulus and the extraordinarily liquid monetary policy pursued by the Fed. Corporate earnings were strong. GDP grew about 5% over the past year and profit growth has been 25% or more. For the later part of the period, investors were concerned about interest rate increases, further turmoil and prisoner abuse scandals in Iraq, continued high oil prices, concern over a rise in inflation and uncertainty about the upcoming election.

Merger activity was strong in the first quarter, with the highest level of announced deals since late 2000. Two of the largest were the Comcast “bear hug” bid for Walt Disney (which died an early death) and Sanofi-Synthelabo’s offer for Aventis SA. The deal between AT&T Wireless and Cingular Wireless also helped to generate solid returns through the period.

Spreads on high-quality merger and acquisition deals remained tight. With uncertainty in equity markets, weakness in fixed-income, and nominal returns in money market funds, risk arbitrage is attracting capital. One positive development in the period has been an increase in the number of hostile deals announced.

What strategies affected Portfolio performance during the period?

The Portfolio’s holding in AT&T Wireless helped Portfolio performance as the stock rose sharply in the first quarter. The deal caused other wireless telecommunications holdings to increase. Sprint PCS, Rogers Wireless and Rural Cellular also registered substantial gains.

To maintain a conservative strategy, the Portfolio continued to hold a substantial cash position. It also holds a large number of stocks, both in the announced and potential takeover portion of the Portfolio. At the end of the period one of the Portfolio’s holdings, Titan Corporation became a “busted” deal as Lockheed decided to end its plans to acquire the company based on a possible bribery situation at a subsidiary.

ENTERPRISE Accumulation Trust

1

Enterprise Mergers and Acquisitions Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

At the beginning of the period, Gabelli took a position in Bank One, which is being bought by JP Morgan Chase. Gabelli bought and sold Bank of Bermuda, which HSBC agreed to buy to bolster its private banking and asset management operations. The Portfolio closed out a position in Newhall Land, which was bought by Lennar and unwound positions in Bio Reliance, which was sold to Invitrogen and Esperion Therapeutics, which was bought by Pfizer.

During the period, the Portfolio increased the position in AT&T Wireless. The company will be bought by Cingular Wireless, which is a solid buyer with no financing conditions. The Portfolio also increased holdings in Dreyer’s Grand Ice Cream and bought InVision, which will be acquired by General Electric, as well as shares of Westport Resources, which was acquired by Kerr McGee. Lastly, the Portfolio sold Interpore International, which was bought by Biomet.

There are specific risks associated with investments in small company stocks. Limited volume and frequency of trading may result in greater price deviations, and smaller capitalization companies may experience higher growth rates and higher failure rates than large companies.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

2

Enterprise Mergers and Acquisitions Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Common Stocks — 47.91%

Advertising — 0.03%
Interep National Radio Sales Inc. (a)	2,000	$2,200

Aerospace — 1.14%
Titan Corporation (a)	6,000	77,880

Automotive — 0.62%
Midas Inc. (a)	1,500	26,100
Modine Manufacturing Company	500	15,925

		42,025

Banking — 4.17%
Bank One Corporation	300	15,300
Charter One Financial Inc.	1,000	44,190
Community First Bankshares Inc.	1,500	48,285
First Republic Bank	300	12,924
Gold Banc Corporation Inc.	1,000	15,500
Mellon Financial Corporation	500	14,665
National City Corporation	833	29,163
PNC Financial Services Group	444	23,568
Riggs National Corporation Washington DC	3,000	63,360
Sovereign Bancorp Inc.	769	16,995

		283,950

Broadcasting — 1.34%
Acme Communications Inc. (a)	1,000	6,900
Fisher Communications Inc. (a)	739	37,194
Lin TV Corporation (a)	1,000	21,200
Paxson Communications Corporation (a)	2,000	6,500
Young Broadcasting Inc. (Class A) (a)	1,500	19,725

		91,519

Business Services — 0.21%
National Processing Inc. (a)	500	14,375

Cable — 1.01%
Cablevision Systems Corporation (Class A) (a)	3,500	68,775

Chemicals — 0.61%
Hercules Inc. (a)	2,000	24,380
Millennium Chemicals Inc. (a)	1,000	17,320

		41,700

Computer Hardware — 0.86%
Cable Design Technologies Corporation (a)	5,500	58,300

Computer Services — 0.25%
Juniper Networks Inc. (a)	702	17,248
StorageNetworks Inc. (a) (d)	1,500	—

		17,248

	Number of Shares or Principal Amount	Value

Consumer Products — 0.72%
CNS Inc.	500	$5,015
New England Business Service Inc.	1,000	44,000

		49,015

Drugs & Medical Products — 0.23%
Thermo Electron Corporation (a)	500	15,370

Electrical Equipment — 1.00%
Thomas & Betts Corporation (a)	2,500	68,075

Electronics — 0.55%
Monolithic Systems Technology Inc. (a)	5,000	37,650

Energy — 2.07%
Laclede Group Inc.	300	8,223
SEMCO Energy Inc. (a)	1,500	8,730
Unisource Energy Corporation	5,000	124,250

		141,203

Entertainment & Leisure — 1.29%
Churchill Downs Inc.	300	12,210
Metro Goldwyn Mayer Inc. (a)	1,000	12,100
Walt Disney Company	2,500	63,725

		88,035

Finance — 0.66%
H&R Block Inc.	300	14,304
SWS Group Inc.	2,000	30,600

		44,904

Food, Beverages & Tobacco — 4.59%
Del Monte Foods Company (a)	1,000	10,160
Dreyer’s Grand Ice Cream Holdings	2,500	197,725
Flowers Foods Inc.	500	13,075
Golden State Vintners Inc. (a)	1,100	9,064
J.M. Smucker Company	501	22,983
Sensient Technologies Corporation	2,000	42,960
Tootsie Roll Industries Inc.	515	16,737

		312,704

Health Care — 0.81%
Oxford Health Plans Inc.	1,000	55,040

Hotels & Restaurants — 1.85%
Aztar Corporation (a)	1,500	42,000
Caesars Entertainment Inc. (a)	1,000	15,000
Mandalay Resort Group	1,000	68,640

		125,640

Machinery — 0.61%
Baldwin Technology Company Inc. (Class A)	4,600	16,468
Flowserve Corporation (a)	1,000	24,940

		41,408

ENTERPRISE Accumulation Trust

3

Enterprise Mergers and Acquisitions Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Manufacturing — 0.92%
Belden Inc.	1,000	$21,430
ITT Industries Inc.	500	41,500

		62,930

Media — 0.47%
Media General Inc. (Class A)	500	32,110

Medical Instruments — 2.30%
ArthroCare Corporation (a)	200	5,816
Bio Rad Laboratories Inc. (a)	200	11,772
Biosite Inc. (a)	500	22,460
Bioveris Corporation	300	2,496
Cholestech Corporation (a)	200	1,630
Conmed Corporation (a)	200	5,480
DJ Orthopedics Inc. (a)	200	4,600
Exactech Inc. (a)	500	10,850
ICU Medical Inc. (a)	500	16,765
INAMED Corporation (a)	500	31,425
Kensey Nash Corporation (a)	500	17,250
Osteotech Inc. (a)	200	1,298
Schick Technologies Inc.	500	6,725
Thoratec Corporation (a)	1,000	10,730
Young Innovations	300	7,620

		156,917

Medical Services — 1.20%
CIRCOR International Inc.	1,000	20,390
NWH Inc.	1,000	17,660
Regeneration Technologies Inc. (a)	1,000	10,730
US Oncology Inc. (a)	2,000	29,440
Vitalworks Inc.	1,000	3,460

		81,680

Metals & Mining — 0.05%
Encore Medical Corporation (a)	500	3,150

Oil Services — 1.27%
Plains Resources Inc. (a)	2,500	42,375
Prima Energy Corporation Company (a)	651	25,760
RPC Inc.	500	7,895
Wiser Oil Company	1,000	10,610

		86,640

Paper Products — 0.93%
Greif Brothers Corporation (Class A)	1,500	63,375

Pharmaceuticals — 1.67%
Bristol Myers Squibb Company	500	12,250
Cima Labs Inc. (a)	1,000	33,730
Collagenex Pharmaceuticals Inc. (a)	200	1,884
Neighborcare Inc. (a)	1,500	46,995
Priority Healthcare Corporation (Class B) (a)	500	11,475
UST Inc.	200	7,200

		113,534

	Number of Shares or Principal Amount	Value

Printing & Publishing — 0.64%
McClatchy Company (Class A)	300	$21,045
Pulitzer Inc.	300	14,670
Readers Digest Association Inc.	500	7,995

		43,710

Property-Casualty Insurance — 0.58%
CNA Surety Corporation (a)	2,000	21,900
St. Paul Companies Inc.	433	17,554

		39,454

Publishing — 0.48%
Information Holdings Inc. (a)	1,000	27,370
PRIMEDIA Inc. (a)	2,000	5,560

		32,930

Real Estate — 1.25%
American Home Mortgage Investment Corporation	515	13,354
Chelsea Property Group Inc.	200	13,044
Keystone Property Trust Corporation	1,500	36,045
Taubman Centers Inc.	1,000	22,890

		85,333

Retail — 2.65%
Cole National Corporation (a)	5,000	116,750
Duane Reade Inc. (a)	2,500	40,825
Maxwell Shoe Inc. (a)	1,000	23,240

		180,815

Savings and Loan — 1.90%
New York Community Bancorp Inc.	500	9,815
Newalliance Bancshares Inc	1,250	17,450
Quaker City Bancorp Inc.	500	27,470
Seacoast Financial Services Corporation	587	20,310
Washington Mutual Inc.	700	27,048
Waypoint Financial Corporation	1,000	27,590

		129,683

Security & Investigation Services — 1.64%
Invision Technologies Inc.	1,500	74,850
Kroll Inc. (a)	1,000	36,880

		111,730

Semiconductors — 0.05%
ChipPac Inc. (a)	500	3,135

Telecommunications — 2.93%
AT&T Corporation	1,000	14,630
Centurytel Inc.	1,000	30,040
Manitoba Telecom Services Inc.	545	18,321
Panamsat Corporation (a)	4,000	92,880
Sprint Corporation	2,500	44,000

		199,871

ENTERPRISE Accumulation Trust

4

Enterprise Mergers and Acquisitions Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Utilities — 0.46%
Duquesne Light Holdings Inc.	1,000	$19,310
Southwest Gas Corporation	500	12,065

		31,375

Waste Management — 0.43%
Republic Services Inc.	1,000	28,940

Wireless Communications — 1.47%
AT&T Wireless Services Inc. (a)	5,000	71,600
MDSI Mobile Solutions Inc.	2,000	13,000
Price Communications Corporation (a)	1,050	15,498

		100,098

Total Domestic Common Stocks
(Identified cost $3,205,266)		3,264,426

Foreign Stocks — 1.98%

Banking — 0.58%
Deutsche Bank	500	39,555

Manufacturing — 0.26%
Cooper Industries Ltd. (Class A)	300	17,823

Medical Instruments — 0.19%
Orthofix International (a)	300	12,819

Pharmaceuticals — 0.88%
Celltech Group (a)	3,000	59,790

Telecommunications — 0.07%
Microcell Telecommunications Inc. (a)	200	4,827

Total Foreign Stocks
(Identified cost $128,786)		134,814

Short-Term U.S. Government Obligations — 41.06%

U.S. Treasury Bills — 41.06%
0.975% due 07/08/04 (e)	$500,000	$499,905
0.945% due 07/22/04 (e)	200,000	199,890
0.935% due 07/29/04 (e)	200,000	199,855
0.98% due 08/05/04 (e)	500,000	499,524
0.97% due 08/26/04 (e)	500,000	499,245
1.275% due 09/23/04 (e)	500,000	498,512
1.095% due 10/14/04 (e)	402,000	400,716

		2,797,647

Total Short-Term U.S. Government Obligations
(Identified cost $2,797,647)		2,797,647

	Number of Shares or Principal Amount	Value

Repurchase Agreement — 4.83%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $329,006 Collateral: U.S. Treasury Bond $305,000, 6.125% due 08/15/07, Value $344,176	$329,000	$329,000

Total Repurchase Agreement
(Identified cost $329,000)		329,000

Total Investments
(Identified cost $6,460,699)		$6,525,887

Other Assets Less Liabilities — 4.22%		287,880

Net Assets — 100%		$6,813,767

(a)	Non-income producing security.
(d)	Security is fair valued at June 30, 2004.
(e)	The rate shown is the current effective yield.

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise Mergers and Acquisitions Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value	$6,525,887
Investment income receivable	3,110
Receivable for fund shares sold	298,745
Receivable for investments sold	14,638
Due from investment adviser	1,915
Cash	550
Other assets	32
Total assets	6,844,877
Liabilities:
Payable for fund shares redeemed	1,631
Payable for investments purchased	24,633
Accrued expenses and other liabilities	4,846
Total liabilities	31,110
Net assets	$6,813,767
Analysis of net assets:
Paid-in capital	$6,655,971
Undistributed (accumulated) net investment income (loss)	4,799
Undistributed (accumulated) net realized gain (loss)	87,809
Unrealized appreciation (depreciation)	65,188
Net assets	$6,813,767
Fund shares outstanding	614,329
Net asset value per share	$11.09
Investments at cost	$6,460,699

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Enterprise Mergers and Acquisitions Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $211)	$28,937 (1)
Interest	9,724
Total investment income	38,661
Expenses:
Investment advisory fees	21,017
Custodian and fund accounting fees	7,770
Shareholder servicing fees	6,827
Reports to shareholders	204
Trustees’ fees	88
Audit and legal fees	833
Other expenses	163
Total expenses	36,902
Expense reimbursement	(3,040)
Total expenses, net of reimbursement	33,862
Net investment income (loss)	4,799
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	49,454
Net change in unrealized gain (loss) on investments	(33,766)
Net realized and unrealized gain (loss)	15,688
Net increase (decrease) in net assets resulting from operations	$20,487

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Enterprise Mergers and Acquisitions Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	For the Period May 1, 2003 through December 31, 2003
From operations:
Net investment income (loss)	$4,799	$(3,398)
Net realized gain (loss)	49,454	55,114
Net change in unrealized gain (loss)	(33,766)	98,954
Increase (decrease) in net assets resulting from operations	20,487	150,670
Distributions to shareholders from:
Net investment income	—	—
Net realized gains	—	(13,361)
Total distributions to shareholders	—	(13,361)
From capital share transactions:
Shares sold	4,195,492	3,984,246
Reinvestment of distributions	—	13,361
Shares redeemed	(726,983)	(810,145)
Total increase (decrease) in net assets resulting from capital share transactions	3,468,509	3,187,462
Total increase (decrease) in net assets	3,488,996	3,324,771
Net assets:
Beginning of period	3,324,771	—
End of period	$6,813,767	$3,324,771
Capital share activity:
Shares issued	378,671	374,496
Shares issued in reinvestment of distributions	—	1,216
Shares redeemed	(65,846)	(74,208)
Net increase (decrease)	312,825	301,504
Undistributed net investment income	$4,799	$—

See notes to financial statements.

ENTERPRISE Accumulation Trust

8

Enterprise Mergers and Acquisitions Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		For the Period May 1, 2003 through December 31, 2003
Net asset value, beginning of period	$11.03		$10.00

Income from investment operations:
Net investment income (loss)C	0.01		(0.02)
Net realized and unrealized gain (loss) on investments	0.05		1.10

Total from investment operations	0.06		1.08

Less dividends and distributions:
Dividends from net investment income	—		—
Distributions from capital gains	—		(0.05)

Total distributions	—		(0.05)

Net asset value, end of period	$11.09		$11.03

Total return	0.54	%B	10.78	%B
Net assets end of period (in thousands)	$6,814		$3,325
Ratio of expenses to average net assets	1.45	%A	1.45	%A
Ratio of expenses to average net assets (excluding reimbursement)	1.58	%A	1.66	%A
Ratio of net investment income (loss) to average net assets	0.21	%A	(0.29	)%A
Portfolio turnover rate	73%		87%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Mergers and Acquisitions Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-thecounter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in

ENTERPRISE Accumulation Trust

10

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.90%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $7,064 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.45%.

For the six months ended June 30, 2004, the Portfolio paid brokerage commissions of $50 to affiliates of the adviser and subadviser.

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$3,924,455	$1,867,579

5. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

ENTERPRISE Accumulation Trust

11

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

6. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for foreign currency transactions and net operating losses.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$6,460,699	$190,393	$125,205	$65,188

7. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

ENTERPRISE Accumulation Trust

12

Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	367,290.603
Votes Against	114,270.910
Votes Abstained	5,287.042
Votes Withheld	334,821.857

To approve the Agreement and Plan of Conversion and Termination

Votes For	362,519.284
Votes Against	115,737.548
Votes Abstained	8,591.723
Votes Withheld	334,821.857

ENTERPRISE Accumulation Trust

13

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

ENTERPRISE Accumulation Trust

14

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

ENTERPRISE Accumulation Trust

15

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

16

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

ENTERPRISE Accumulation Trust

17

Enterprise Accumulation Trust

MERGERS AND ACQUISITIONS PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

18

Enterprise Managed Portfolio

SUBADVISER’S COMMENTS

Wellington Management Company, LLP

Boston, Massachusetts

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Wellington Management Company, LLP (“Wellington”), which manages approximately $424 billion for institutional clients and whose usual investment minimum for this investment objective is $25 million, is subadviser to the Enterprise Managed Portfolio.

Investment Objective

The objective of the Enterprise Managed Portfolio is growth of capital over time.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 2.46%. The Portfolio underperformed its benchmark, the S&P 500 Index, which returned 3.44%. In contrast, the Portfolio outperformed its peer group, the Lipper Flexible Portfolio Funds Index, which returned 2.26%.

How would you describe the investment environment during the period?

After treading water for the first quarter, U.S. equity markets had modestly positive returns the second quarter. Higher energy prices and the prospects of rising interest rates, combined with tensions in Iraq weighed on stocks early in the period. This tide turned in the second quarter as improving jobs data and strong corporate profits eased investors’ concern about the impact of Fed rate hikes. The looming Fed meeting and the handover of power in Iraq at the end of the period kept prices in a narrow range.

What strategies affected Portfolio performance during the period?

The Portfolio continued to benefit from an over-weight to equities over the last six months. Despite this over-weight, the Portfolio’s asset allocation positioning has turned considerably more defensive over the last few months.

For the period, the Portfolio benefited from strong stock selection in the consumer discretionary and financials sectors. In the consumer discretionary sector stocks such as Michael’s Stores and PetsMart were strong contributors to performance as they continue to benefit from their ability to provide the consumer with a unique product in a convenient setting. In the financials sector, notable contributors included Countrywide Financial and Bank One.

Weak stock selection in the consumer staples and energy sectors detracted from performance. Detractors in the Consumer Staples sector included Hain Celestial, a specialty and snack food company, and a zero weight in cosmetics company Avon, whose stock had a strong six months. The Portfolio’s zero-weight in a number of strong performing energy names such as Valero Energy, Amerada Hess and Baker Hughes also negatively impacted Portfolio performance.

What changes were made to the Portfolio over the period?

The Portfolio began the period with a pro-cyclical stance. The Portfolio was positioned with an over-weight to equities and cash and an under-weight to bonds. At the end of January, the Portfolio’s equity exposure was reduced to a more conservative stance. At the end of March, Wellington again increased the equity over-weight. This move was shorter-term because at that time, they preferred equities to bonds, but believed that equity valuations were reasonable overall.

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

SUBADVISER’S COMMENTS — (Continued)

Over the course of the second quarter, Wellington reduced the over-weight to equities and increased the allocation to bonds. This more-defensive posture resulted from a concern over decelerating economic growth and moderating earnings expectations. Although interest rates on shorter maturity bonds are set to rise, most of the damage to long bonds likely was done in the second quarter.

The equity portion of the Portfolio has a cyclical bias, with emphasis toward the improving industrial economy and away from consumer stocks due to higher interest rates, rising energy costs and lower government stimuli. In terms of changes, new positions were initiated in industrial companies such as Caterpillar, Kroll and Aramark. Kroll is best known for providing corporate security services; Kroll also provides bankruptcy and restructuring services (e.g. Enron and Parmalat); and offers forensic computer services, retrieval of e-mails and forensic accounting. Subsequent to this purchase, Marsh & McLennan announced their acquisition of the company at a premium and the position was sold as the stock rose. Aramark increased the Portfolio’s cyclical exposure as the company provides food service, uniforms and facilities management to higher education, corrections, health care and sporting/national park venues providing organic (and stable) growth based on outsourcing trends. Because the company benefits from increased employment in several of its businesses, it decreases its dependence on any one particular piece of the economy improving to continue growing. Further, with the continued strength of PetsMart, the Portfolio took profits during the period and rotated into sibling Petco.

In the fixed-income portion of the Portfolio, Wellington continues to under-weight the Portfolio’s exposure to government securities and over-weight the exposure to mortgage-backs and corporates.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Common Stocks — 67.84%

Advertising — 0.69%
Lamar Advertising Company (a)	104,500	$4,530,075

Aerospace — 1.88%
General Dynamics Corporation	35,500	3,525,150
Rockwell Collins Inc.	80,600	2,685,592
United Technologies Corporation	66,700	6,101,716

		12,312,458

Apparel & Textiles — 0.61%
Columbia Sportswear Company (o)	46,700	2,550,754
Liz Claiborne Inc.	40,800	1,467,984

		4,018,738

Automotive — 0.66%
Lear Corporation	29,700	1,752,003
O'Reilly Automotive Inc. (a) (o)	56,200	2,540,240

		4,292,243

Banking — 2.76%
Bank of America Corporation	150,500	12,735,310
Bank One Corporation	104,000	5,304,000

		18,039,310

Biotechnology — 0.47%
Genzyme Corporation (a)	65,500	3,100,115

Building & Construction — 0.40%
D.R. Horton Inc.	91,200	2,590,080

Business Services — 1.80%
Aramark Corporation (Class B)	164,500	4,731,020
ChoicePoint Inc. (a)	56,700	2,588,922
Medco Health Solutions Inc. (a)	118,300	4,436,250

		11,756,192

Chemicals — 0.84%
Du Pont (E. I.) de Nemours & Company	124,100	5,512,522

Computer Hardware — 2.13%
Apple Computer Inc. (a)	76,000	2,473,040
CDW Corporation	31,300	1,995,688
Cisco Systems Inc. (a)	238,600	5,654,820
International Business Machines Corporation	43,700	3,852,155

		13,975,703

Computer Services — 3.13%
Checkfree Corporation (a)	28,800	864,000
Dell Inc. (a)	142,800	5,115,096
DST Systems Inc. (a)	23,700	1,139,733
First Data Corporation	151,000	6,722,520
Ingram Micro Inc. (a)	90,800	1,313,876
Sungard Data Systems Inc. (a)	22,362	581,412
VeriSign Inc. (a)	132,700	2,640,730
Yahoo! Inc. (a)	58,300	2,118,039

		20,495,406

	Number of Shares or Principal Amount	Value

Computer Software — 2.81%
Cadence Design Systems Inc. (a)	77,329	$1,131,323
Microsoft Corporation	566,100	16,167,816
THQ Inc.	47,300	1,083,170

		18,382,309

Consumer Products — 1.51%
Gillette Company	138,000	5,851,200
Procter & Gamble Company	74,600	4,061,224

		9,912,424

Consumer Services — 0.25%
ITT Educational Services Inc. (a)	43,800	1,665,276

Containers/Packaging — 1.52%
Pactiv Corporation (a)	301,000	7,506,940
Smurfit — Stone Container Corporation (a)	123,900	2,471,805

		9,978,745

Crude & Petroleum — 2.40%
ChevronTexaco Corporation	62,600	5,891,286
Exxon Mobil Corporation	221,700	9,845,697

		15,736,983

Drugs & Medical Products — 0.19%
Cooper Companies Inc.	19,900	1,257,083

Electrical Equipment — 1.71%
General Electric Company	345,400	11,190,960

Electronics — 0.39%
KLA-Tencor Corporation (a)	51,500	2,543,070

Energy — 0.58%
American Power Conversion Corporation	87,400	1,717,410
Exelon Corporation	62,600	2,083,954

		3,801,364

Fiber Optics — 0.85%
Corning Inc. (a)	428,400	5,594,904

Finance — 1.06%
E* Trade Group Inc. (a)	234,300	2,612,445
Federated Investors Inc.	88,600	2,688,124
Legg Mason Inc.	18,000	1,638,180

		6,938,749

Food, Beverages & Tobacco — 2.39%
Altria Group Inc.	100,500	5,030,025
Constellation Brands Inc. (Class A) (a)	11,500	426,995
Hain Celestial Group Inc. (o)	102,100	1,848,010
Krispy Kreme Doughnuts Inc. (o)	28,400	542,156
PepsiCo Inc.	144,700	7,796,436

		15,643,622

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Gaming — 0.04%
International Game Technology	6,800	$262,480

Health Care — 0.92%
Coventry Health Care Inc. (a)	28,200	1,378,980
Health Net Inc. (a)	64,900	1,719,850
Triad Hospitals Inc. (a)	48,900	1,820,547
Viasys Healthcare Inc. (a) (o)	42,100	880,311
Wellcare Group Inc. (a)	13,900	236,300

		6,035,988

Insurance — 0.47%
Gallagher Arthur J & Company	100,500	3,060,225

Machinery — 0.26%
Caterpillar Inc.	21,200	1,684,128

Manufacturing — 1.68%
3M Company	48,900	4,401,489
Cognex Corporation	57,100	2,197,208
Precision Castparts Corporation	80,600	4,408,014

		11,006,711

Media — 1.63%
Time Warner Inc. (a)	607,500	10,679,850

Medical Instruments — 2.31%
Diagnostic Products Corporation (o)	58,500	2,570,490
Edwards Lifesciences Corporation (a)	36,000	1,254,600
Fisher Scientific International Inc. (a) (o)	44,200	2,552,550
Guidant Corporation	21,000	1,173,480
Medtronic Inc.	131,900	6,426,168
Waters Corporation (a)	23,348	1,115,567

		15,092,855

Medical Services — 0.30%
Odyssey Healthcare Inc. (o) (a)	103,500	1,947,870

Metals & Mining — 0.63%
Alcoa Inc.	124,400	4,108,932

Misc. Financial Services — 4.52%
Ambac Financial Group Inc.	37,700	2,768,688
American Express Company	47,300	2,430,274
Citigroup Inc.	281,700	13,099,050
Countrywide Financial Corporation	62,500	4,390,625
Merrill Lynch & Company Inc.	128,500	6,936,430

		29,625,067

Multi-Line Insurance — 1.90%
American International Group Inc.	138,300	9,858,024
Principal Financial Group	73,800	2,566,764

		12,424,788

	Number of Shares or Principal Amount	Value

Oil Services — 2.33%
Apache Corporation	94,900	$4,132,895
Chesapeake Energy Corporation	243,500	3,584,320
Ensco International Inc.	67,200	1,955,520
Schlumberger Ltd.	88,300	5,607,933

		15,280,668

Paper Products — 0.57%
International Paper Company	83,600	3,736,920

Pharmaceuticals — 5.13%
Abbott Laboratories	152,800	6,228,128
Albany Molecular Research Inc. (a) (o)	13,700	177,141
Caremark Rx Inc. (a)	16,100	530,334
Eli Lilly & Company	81,700	5,711,647
King Pharmaceuticals Inc. (a)	110,000	1,259,500
Pfizer Inc.	344,700	11,816,316
Schering-Plough Corporation	119,100	2,200,968
Watson Pharmaceuticals Inc. (a)	15,000	403,500
Wyeth	146,000	5,279,360

		33,606,894

Property-Casualty Insurance — 0.80%
St. Paul Companies Inc.	129,640	5,255,606

Retail — 5.02%
Chico's FAS Inc.	34,800	1,571,568
Coach Inc. (a)	20,000	903,800
Fastenal Company (o)	15,500	880,865
Gap Inc.	157,200	3,812,100
Lowe's Companies Inc.	144,400	7,588,220
Michaels Stores Inc.	83,100	4,570,500
Pacific Sunwear of California (a) (o)	104,850	2,051,915
Petco Animal Supplies Inc.	22,700	731,167
Petsmart Inc. (a)	67,700	2,196,865
Staples Inc.	69,000	2,022,390
Wal-Mart Stores Inc.	123,700	6,526,412

		32,855,802

Semiconductors — 3.20%
Applied Materials Inc. (a)	184,000	3,610,080
Fairchild Semiconductor International (Class A) (a)	49,700	813,589
Intel Corporation	220,300	6,080,280
International Rectifier Corporation (a)	106,200	4,398,804
Novellus Systems Inc. (a)	39,400	1,238,736
Texas Instruments Inc.	110,000	2,659,800
Varian Semi Equipment Associates Incorporated (o)	56,300	2,170,928

		20,972,217

Technology — 0.13%
SanDisk Corporation (a)	40,500	878,445

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Telecommunications — 1.62%
Polycom Inc.	220,000	$4,930,200
Sprint Corporation	229,500	4,039,200
Tekelec (a)	88,800	1,613,496

		10,582,896

Transportation — 2.23%
CSX Corporation	97,200	3,185,244
FedEx Corporation	55,474	4,531,671
Norfolk Southern Corporation	161,900	4,293,588
Yellow Roadway Corp (o)	64,200	2,559,012

		14,569,515

Wireless Communications — 1.12%
Motorola Inc.	159,700	2,914,525
Nextel Communications Inc. (Class A) (a)	166,200	4,430,892

		7,345,417

Total Domestic Common Stocks
(Identified cost $407,750,722)		444,281,605

Foreign Stocks — 1.38%

Drugs & Medical Products — 0.20%
Biovail Corporation (a) (o)	68,100	1,292,538

Manufacturing — 1.18%
Tyco International Ltd.	232,900	7,718,306

Total Foreign Stocks
(Identified cost $7,375,071)		9,010,844

Corporate Bonds — 7.51%

Aerospace — 0.14%
McDonnell Douglas Corporation 6.875% due 11/01/06	$425,000	454,809
United Technologies Corporation 7.125% due 11/15/10	400,000	453,150

		907,959

Airlines — 0.23%
American Airlines Inc. 7.024% due 10/15/09	450,000	444,936
American Airlines Inc. 3.857% due 07/09/10	78,156	75,488
Continental Airlines Inc. 6.703% due 12/15/22	585,732	546,231
Delta Air Lines Inc. (o) 7.111% due 09/18/11	450,000	417,648

		1,484,303

Automotive — 0.08%
DaimlerChrysler North Holding Company, 7.20% due 09/01/09	475,000	517,063

	Number of Shares or Principal Amount	Value

Banking — 0.24%
First Massachusetts Bank 7.625% due 06/15/11	$300,000	$344,539
First Union National Bank 7.875% due 02/15/10	95,000	109,716
First Union National Bank 6.18% due 02/15/36	400,000	422,484
Mizuho Financial Group Cayman Ltd. (144A), 5.79% due 04/15/14	200,000	196,598
NCNB Corporation 10.20% due 07/15/15	250,000	337,028
Sanwa Bank Limited New York Branch, 7.40% due 06/15/11	150,000	163,101

		1,573,466

Broadcasting — 0.05%
Liberty Media Corporation 7.75% due 07/15/09	300,000	335,000

Building & Construction — 0.22%
Centex Corporation 5.80% due 09/15/09	500,000	515,941
Lennar Corporation 7.625% due 03/01/09	110,000	121,801
Lennar Corporation (o) 5.95% due 03/01/13	120,000	120,981
Masco Corporation 5.875% due 07/15/12	225,000	233,686
Pulte Homes Inc. 6.25% due 02/15/13	425,000	434,140

		1,426,549

Cable — 0.15%
Cox Communications Inc. 7.125% due 10/01/12	320,000	350,704
TCI Communications Inc. 8.75% due 08/01/15	300,000	361,401
TCI Communications Inc. 7.125% due 02/15/28	250,000	260,060

		972,165

Chemicals — 0.11%
Dow Chemical Company 6.00% due 10/01/12	200,000	206,666
Monsanto Company 7.375% due 08/15/12	300,000	339,098
Potash Corporation Saskatchewan Inc., 7.75% due 05/31/11	175,000	200,616

		746,380

Electrical Equipment — 0.03%
Oncor Electric Delivery Company 6.375% due 05/01/12	200,000	214,035

Energy — 0.80%
Alabama Power Company 5.875% due 12/01/22	375,000	372,518
Alliant Energy Resources Inc. 9.75% due 01/15/13	100,000	127,279

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

American Electric Power Inc. 6.125% due 05/15/06	$375,000	$393,662
Calenergy Inc. 7.52% due 09/15/08	185,000	204,925
Carolina Power & Light Company 5.95% due 03/01/09	150,000	158,006
Consolidated Natural Gas Company 5.375% due 11/01/06	350,000	364,242
Florida Power Corporation 5.90% due 03/01/33	300,000	285,515
Keyspan Corporation 6.15% due 06/01/06	210,000	221,189
NSTAR 8.00% due 02/15/10	425,000	494,297
Old Dominion Electric Cooperative, 6.25% due 06/01/11	650,000	700,782
Peco Energy Company 4.75% due 10/01/12	165,000	160,959
Pennsylvania Electric Company 6.625% due 04/01/19	175,000	179,421
PPL Energy Supply 6.40% due 11/01/11	250,000	264,973
PSEG Power 7.75% due 04/15/11	450,000	509,638
Scana Corporation 6.25% due 02/01/12	200,000	213,161
South Carolina Electric & Gas Company, 5.80% due 01/15/33	180,000	172,879
Southern California Edison Company, 5.00% due 01/15/14	170,000	165,392
Wisconsin Energy Corporation 6.50% due 04/01/11	255,000	274,405

		5,263,243

Finance — 0.34%
Erac USA Finance Company (144A) 8.00% due 01/15/11	550,000	639,573
Household Finance Corporation 6.375% due 10/15/11	750,000	800,555
Newcourt Credit Group Inc. 6.875% due 02/16/05	750,000	771,009

		2,211,137

Food, Beverages & Tobacco — 0.41%
Altria Group Inc. 7.00% due 11/04/13	270,000	274,947
Altria Group Inc. 7.75% due 01/15/27	150,000	153,370
Archer-Daniels Midland Company 8.875% due 04/15/11	200,000	245,189
General Mills Inc. 6.00% due 02/15/12	200,000	209,425
Kraft Foods Inc. 4.625% due 11/01/06	220,000	225,266
Pepsi Bottling Group Inc. 7.00% due 03/01/29	330,000	368,037
Tyson Foods Inc. 6.625% due 10/01/04	350,000	352,945

	Number of Shares or Principal Amount	Value

Unilever Capital Corporation 5.90% due 11/15/32	$430,000	$418,203
Whitman Corporation 6.50% due 02/01/06	425,000	445,556

		2,692,938

Gaming — 0.06%
International Game Technology 8.375% due 05/15/09	325,000	382,343

Health Care — 0.05%
Healthcare Realty Trust Inc. 8.125% due 05/01/11	175,000	201,201
Healthcare Realty Trust Inc. 5.125% due 04/01/14	175,000	162,866

		364,067

Hotels & Restaurants — 0.04%
Tricon Global Restaurants Inc. 7.65% due 05/15/08	210,000	234,481

Insurance — 0.42%
Allstate Financial Global Funding (144A), 6.50% due 06/14/11	275,000	300,196
Amerus Group Company 6.95% due 06/15/05	350,000	360,701
Dai Ichi Mutual Life Insurance Co. 5.73% due 03/17/14 (o)	300,000	289,025
Liberty Mutual Group Inc. (144A) 5.75% due 03/15/14	205,000	197,835
Liberty Mutual Insurance Company (144A), 7.697% due 10/15/97	385,000	380,826
Marsh & McLennan Companies Inc. 5.875% due 08/01/33	250,000	235,268
Prudential Insurance Company America (144A), 6.375% due 07/23/06	300,000	318,444
Prudential Insurance Company America (144A), 7.65% due 07/01/07	200,000	220,212
RenaissanceRe Holdings Ltd. 5.875% due 02/15/13	460,000	466,415

		2,768,922

Machinery — 0.06%
Caterpillar Inc. 6.55% due 05/01/11 (o)	350,000	387,339

Media — 0.22%
AOL Time Warner Inc. 7.70% due 05/01/32	850,000	928,557
News America Holdings Inc. 7.75% due 01/20/24	450,000	508,904

		1,437,461

Medical Services — 0.06%
Cardinal Health Inc. 6.25% due 07/15/08	200,000	214,271
Cardinal Health Inc. 7.00% due 10/15/26	150,000	163,984

		378,255

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Metals & Mining — 0.14%
Alcoa Inc. 6.50% due 06/01/11	$450,000	$490,578
Noram Energy Corporation 6.50% due 02/01/08	425,000	449,580

		940,158

Misc. Financial Services — 1.28%
American Express Company 5.50% due 09/12/06	110,000	115,160
Citigroup Inc. 7.25% due 10/01/10	600,000	675,723
Ford Motor Credit Company 7.60% due 08/01/05	130,000	136,092
Ford Motor Credit Company 7.25% due 10/25/11	1,350,000	1,409,793
General Electric Capital Corporation, 6.125% due 02/22/11	1,100,000	1,178,033
General Motors Acceptance Corporation, 6.875% due 08/28/12	1,075,000	1,093,552
Goldman Sachs Group Inc. 6.875% due 01/15/11	575,000	631,218
Hartford Financial Services Group Inc., 7.90% due 06/15/10	200,000	231,768
Merrill Lynch & Company Inc. 6.00% due 02/17/09	700,000	744,091
Morgan Stanley Group Inc. 6.75% due 04/15/11	900,000	986,282
Russell Frank Company (144A) 5.625% due 01/15/09	500,000	528,448
UFJ Finance Aruba AEC 6.75% due 07/15/13	200,000	206,814
USA Interactive 7.00% due 01/15/13	400,000	431,360

		8,368,334

Multi-Line Insurance — 0.28%
American General Corporation 7.50% due 08/11/10	900,000	1,030,180
John Hancock Global Funding (144A), 7.90% due 07/02/10	700,000	810,934

		1,841,114

Oil Services — 0.74%
Burlington Resources Financial Company, 7.40% due 12/01/31	450,000	511,593
ChevronTexaco Capital Company 3.50% due 09/17/07	450,000	449,483
Conagra Inc. 7.875% due 09/15/10	575,000	666,074
Duke Energy Field Services 5.75% due 11/15/06	215,000	224,311
Energen Corporation 7.625% due 12/15/10	200,000	228,980
Halliburton Company 5.50% due 10/15/10	75,000	75,877
Kinder Morgan Energy Partners 6.75% due 03/15/11	400,000	430,829

	Number of Shares or Principal Amount	Value

Kinder Morgan Inc. 6.50% due 09/01/12	$275,000	$291,366
Motiva Enterprises (144A) 5.20% due 09/15/12	700,000	694,593
Murphy Oil Corporation 6.375% due 05/01/12	350,000	373,813
Northern Border Partners 8.875% due 06/15/10	220,000	259,586
Transocean Sedco Forex 6.625% due 04/15/11	190,000	207,323
Valero Energy Corporation 7.50% due 04/15/32	400,000	444,951

		4,858,779

Paper & Forest Products — 0.06%
Westvaco Corporation 7.95% due 02/15/31	210,000	232,099
Weyerhaeuser Company 6.75% due 03/15/12	75,000	81,222
Weyerhaeuser Company 7.95% due 03/15/25	75,000	84,159

		397,480

Paper Products — 0.14%
International Paper Company 6.75% due 09/01/11	375,000	406,448
Temple Inland Inc. 7.875% due 05/01/12	270,000	305,521
Willamette Industries Inc. 7.00% due 02/01/18	175,000	187,112

		899,081

Pharmaceuticals — 0.13%
Bristol Myers Squibb Company 4.75% due 10/01/06	200,000	206,055
Schering Plough Corporation 5.30% due 12/01/13	145,000	142,395
Schering Plough Corporation 6.50% due 12/01/33	270,000	268,436
Wyeth 6.95% due 09/15/04	200,000	213,586

		830,472

Property-Casualty Insurance — 0.38%
Ace Capital Trust 9.70% due 04/01/30	575,000	756,032
Everest Reinsurance Holdings Inc., 8.50% due 03/15/05	370,000	383,662
Fidelity National Financial Inc., 7.30% due 08/15/11	225,000	250,318
Mercury General Corporation 7.25% due 08/15/11	425,000	469,467
Safeco Corporation 4.875% due 02/01/10	175,000	176,236
W.R. Berkley Corporation 5.875% due 02/15/13	195,000	199,015
W.R. Berkley Corporation 8.70% due 01/01/22	200,000	235,101

		2,469,831

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Real Estate — 0.20%
AMB Property 7.50% due 06/30/18	$350,000	$389,698
Duke Realty Corporation 5.25% due 01/15/10	300,000	308,788
Liberty Property Trust 8.50% due 08/01/10	220,000	260,611
Spieker Properties 7.25% due 05/01/09	300,000	330,966

		1,290,063

Retail — 0.22%
Kohl’s Corporation 6.30% due 03/01/11	300,000	322,813
Lowe's Companies Inc. 6.50% due 03/15/29	425,000	445,941
Staples Inc. 7.375% due 10/01/12	340,000	382,927
Wal-Mart Stores Inc. 8.00% due 09/15/06	275,000	302,333

		1,454,014

Telecommunications — 0.18%
CenturyTel Inc. 7.875% due 08/15/12	125,000	138,451
SBC Communications Inc. 5.875% due 08/15/12	300,000	307,911
Verizon Global Funding Corporation, 7.375% due 09/01/12	660,000	742,345

		1,188,707

Wireless Communications — 0.05%
AT&T Wireless Services Inc. 8.75% due 03/01/31	275,000	335,271

Total Corporate Bonds
(Identified cost $47,780,835)		49,170,410

Foreign Bonds — 0.87%

Banking — 0.12%
Bayerische Landesbank Girozentrale, 5.65% due 02/01/09	200,000	210,511
Export Import Bank Korea 4.125% due 02/10/09	200,000	194,012
National Australia Bank Ltd. 8.60% due 05/19/10	175,000	206,736
Royal Bank of Scotland Group 6.375% due 02/01/11	200,000	217,596

		828,855

Insurance — 0.06%
XL Capital Finance Europe 6.50% due 01/15/12	350,000	374,360

	Number of Shares or Principal Amount	Value

Media — 0.02%
Grupo Televisa 8.50% due 03/11/32	120,000	$120,900

Metals & Mining — 0.05%
Companhia Brasileira De Bebida 8.75% due 09/15/13	325,000	340,437

Misc. Financial Services — 0.15%
Canadian Oil Sands Ltd. (144A) 7.90% due 09/01/21	300,000	331,009
Pemex Project Funding Master Trust, 9.125% due 10/13/10	550,000	629,750

		960,759

Oil Services — 0.12%
Canadian Natural Resources Ltd. 6.45% due 06/30/33	475,000	480,367
Petroleos Mexicano 9.50% due 09/15/27	275,000	308,000

		788,367

Telecommunications — 0.28%
British Telecommunications 8.875% due 12/15/30	250,000	308,422
Deutsche Telekom International 8.50% due 06/15/10	250,000	292,139
France Telecom 8.75% due 09/01/04	550,000	637,352
Singapore Telecommunications (144A), 7.375% due 12/01/31	520,000	576,818

		1,814,731

Wireless Communications — 0.07%
Vodafone Airtouch 7.75% due 02/15/10	275,000	315,313
Vodafone Airtouch 7.875% due 02/15/30	125,000	148,700

		464,013

Total Foreign Bonds
(Identified cost $5,604,306)		5,692,422

Asset-Backed Securities — 1.17%

Automotive — 0.57%
Capital Auto Receivables, Series 2002-1, Class A4, 4.16% due 07/16/07	1,000,000	1,013,119
Capital One Auto Financial Trust, Series2002-B, Class A4A, 3.32% due 04/15/09	1,500,000	1,504,908
Nissan Auto Receivables, Series 2002-B, Class A4, 4.60% due 09/17/07	1,200,000	1,222,859

		3,740,886

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Misc. Financial Services — 0.47%
American Express Credit Corporation, Series 2000-1, Class A, 7.20% due 09/17/07	$750,000	$774,158
Citibank Credit Card Issuance Trust, Series 2001-A8, Class A8, 4.10% due 12/07/06	1,200,000	1,211,753
Onyx Acceptance Owner Trust, Series 2001-D, Class A4, 4.32% due 10/15/08	1,070,455	1,084,053

		3,069,964

Utilities — 0.13%
Massachusetts Special Purpose Trust, Series 1999-1, Class A3, 6.62% due 03/15/07	795,047	812,341

Total Asset-Backed Securities
(Identified cost $7,561,256)		7,623,191

Collateralized Mortgage Obligations — 1.71%

Misc. Financial Services — 1.71%
Asset Securitization Corporation, Series 1997-D4, Class A4, 7.49% due 04/14/29	824,335	892,713
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A2, 6.48% due 02/15/35	650,000	706,141
Chase Commercial Mortgage Securities Corporation, Series 1998-2, Class A2, 6.39% due 11/18/30	820,000	883,619
Greenwich Capital Commercial Funding Corporation, 5.317% due 07/10/04	900,000	898,594
Greenwich Capital Commercial Funding Corporation, Series 2003-C2, Class A4, 4.915% due 01/05/36	800,000	779,226
Morgan Stanley Dean Witter Capital Corporation, Series 1998-WF1, Class A2, 6.55% due 03/15/30	1,080,000	1,160,565
Morgan Stanley Dean Witter Capital Corporation, Series 2001-TOP1, Class A4, 6.66% due 02/15/33	425,000	465,786
Morgan Stanley Dean Witter Capital Corporation, Series 2001-TOP3, Class A4, 6.39% due 07/15/33	845,000	912,841
Morgan Stanley Dean Witter Capital Corporation, Series 2001-TOP5, Class A4, 6.39% due 10/15/35	1,150,000	1,243,969
Morgan Stanley Dean Witter Capital Corporation, Series 2002-HQ, Class A3, 6.51% due 04/15/34	245,000	265,829

Morgan Stanley Dean Witter Capital Corporation, Series 2002-TOP7, Class A2, 5.98% due 01/15/39	1,150,000	1,213,508

	Number of Shares or Principal Amount	Value

Nomura Asset Securities Corporation, Series 1998-D6, Class A1B, 6.59% due 03/15/30	150,000	$162,815
UBS Commercial Mortgage Trust 6.133% due 12/15/30	500,000	533,664
UBS Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.462% due 03/15/31	1,020,000	1,103,892

		11,223,162

Total Collateralized Mortgage Obligations
(Identified cost $11,278,597)		11,223,162

U. S. Treasury Obligations — 4.27%

U. S. Treasury Bills — 0.93%
0.99% due 08/12/04 (s)	1,150,000	1,148,672
1.50% due 11/04/04	3,000,000	2,984,250
1.69% due 12/23/04	2,000,000	1,983,569

		6,116,491

U. S. Treasury Bonds — 3.03%
7.50% due 11/15/16	2,200,000	2,712,101
8.875% due 08/15/17	1,000,000	1,370,273
8.875% due 02/15/19	2,430,000	3,364,410
7.875% due 02/15/21	3,650,000	4,711,635
8.125% due 05/15/21	3,500,000	4,624,648
6.25% due 08/15/23	2,000,000	2,214,688
6.00% due 02/15/26	750,000	808,154

		19,805,909

U. S. Treasury Notes — 0.31%
5.875% due 11/15/04	2,000,000	2,031,562

Total U. S. Treasury Obligations
(Identified cost $28,630,784)		27,953,962

Agency Obligations — 11.27%

Fannie Mae — 6.50%
4.544% due 07/01/04	690,990	672,523
6.97% due 06/01/05	1,161,807	1,292,319
7.00% due 02/01/07	15,425	16,048
6.79% due 11/01/07	1,356,273	1,442,589
6.525% due 06/01/09	649,402	703,841
7.00% due 07/01/09	10,500	10,924
6.625% due 09/15/09	900,000	995,600
7.27% due 02/01/10	385,621	430,971
7.125% due 06/15/10	1,500,000	1,702,879
6.30% due 03/01/11	1,036,673	1,113,967
6.03% due 05/01/11	1,355,157	1,447,249
1.00% due 11/01/11	1,163,859	1,241,960
6.115% due 02/01/12	1,171,444	1,257,450
5.898% due 04/01/12	1,369,640	1,449,839
7.00% due 11/01/12	10,922	11,603
7.00% due 12/01/12	283,650	301,351
7.00% due 03/01/15	196,650	208,941

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

7.00% due 05/01/15	$28,898	$30,705
7.00% due 06/01/15	168,572	179,108
7.00% due 11/01/15	1,252	1,330
5.50% due 09/01/16	104,477	107,224
5.50% due 01/01/17	505,466	518,758
7.00% due 04/01/17	340,516	361,836
5.50% due 08/01/17	46,864	48,067
5.50% due 11/01/17	415,487	426,159
5.50% due 12/01/17	72,924	74,797
5.50% due 01/01/18	260,777	267,475
5.50% due 02/01/18	872,475	894,541
5.50% due 03/01/18	390,015	399,873
5.50% due 04/01/18	2,110,205	2,163,843
5.00% due 05/01/18	1,485,074	1,501,788
5.00% due 06/01/18	121,511	121,943
5.00% due 09/01/18	27,371	27,468
5.00% due 10/01/18	983,129	988,656
5.50% due 11/01/18	705,377	723,206
5.00% due 12/01/18	716,479	719,029
5.00% due 04/01/19	894,090	897,272
6.00% due 03/01/17	806,702	841,415
6.00% due 09/01/17	193,198	201,512
5.00% due 01/01/19	2,181,230	2,188,914
5.00% due 02/01/19	2,329,693	2,337,907
5.00% due 03/01/19	1,625,936	1,631,521
5.00% due 04/01/19	1,158,664	1,162,603
5.00% due 05/01/19	3,322,046	3,333,340
5.00% due 06/01/19	433,309	434,782
6.00% due 12/01/22	501,030	517,222
6.00% due 01/01/23	835,569	862,573
6.00% due 02/01/23	516,763	533,464
5.00% due 10/01/33	317,202	307,418
5.00% due 11/01/33	1,122,102	1,087,490
5.00% due 04/01/34	2,484,052	2,402,419

		42,595,712

Federal Home Loan Banks — 1.51%
4.125% due 01/14/05	7,000,000	7,088,830
5.75% due 05/15/12	410,000	432,685
6.50% due 06/01/16	38,937	41,145
6.50% due 07/01/16	1,579,684	1,669,285
6.50% due 08/01/16	68,700	72,597
6.50% due 09/01/16	307,747	325,203
6.50% due 11/01/16	169,108	178,699
6.50% due 03/01/17	29,219	30,868
7.00% due 05/01/29	40,467	42,839

		9,882,151

Freddie Mac — 0.77%
7.00% due 07/15/05	1,560,000	1,635,126
5.50% due 09/15/11	2,000,000	2,084,782
6.50% due 01/01/17	1,257,861	1,329,208

		5,049,116

	Number of Shares or Principal Amount	Value

Ginnie Mae — 2.49%
6.50% due 04/15/28	$947,473	$992,577
6.50% due 05/15/28	359,830	376,959
6.50% due 08/15/28	193,655	202,960
7.00% due 09/15/28	1,060,360	1,128,512
6.50% due 10/15/28	400,199	419,250
6.50% due 11/15/28	1,765,482	1,871,113
6.00% due 12/15/28	3,041,915	3,156,577
7.00% due 03/15/29	56,233	59,803
7.00% due 06/15/29	42,008	44,676
7.00% due 08/15/29	38,528	40,974
7.00% due 01/15/31	166,637	177,129
7.00% due 04/15/31	39,857	42,366
7.00% due 06/15/31	29,262	31,104
7.00% due 08/15/31	453,703	482,267
6.50% due 09/15/31	489,954	512,918
6.50% due 10/15/31	54,330	56,847
6.50% due 11/15/31	247,379	258,840
6.00% due 01/15/32	799,283	820,720
7.00% due 08/15/32	365,876	388,790
7.00% due 09/15/32	39,290	41,751
6.00% due 10/15/32	1,172,455	1,203,900
5.00% due 06/15/33	942,574	915,852
5.00% due 07/15/33	3,172,188	3,082,254

		16,308,139

Total Agency Obligations
(Identified cost $74,464,557)		73,835,118

Foreign Government Obligations — 0.11%
South Africa Republic 6.50% due 06/02/14	110,000	111,100
Trinidad & Tobago Republic (REG S), 9.75% due 07/01/20	250,000	320,000
United Mexican States 8.375% due 01/14/11	250,000	282,500

		713,600

Total Foreign Government Obligations
(Identified cost $675,889)		713,600

Registered Investment Company — 0.52%
Midcap SPDR Trust	30,800	3,421,880

Total Registered Investment Company
(Identified cost $3,349,518)		3,421,880

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Other Investments — 2.47%
Securities Lending Quality Trust (y)	16,200,567	$16,200,567

Total Other Investments
(Identified cost $16,200,567)		16,200,567

Repurchase Agreement — 3.01%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $19,717,383 Collateral: U.S. Treasury Note $20,165,000, 2.50% due 05/31/06, Value $20,157,287	$19,717,000	19,717,000

Total Repurchase Agreement
(Identified cost $19,717,000)		19,717,000

Total Investments
(Identified cost $630,389,102)		$668,843,761

Other Assets Less Liabilities — (2.13)%		(13,917,686)

Net Assets — 100%		$654,926,075

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at June 30, 2004.
(s)	Security segregated as collateral for open futures contracts.
(y)	Represents investment of cash collateral received from securities loaned (See Note 5).
(144A)	The security may only be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
(REG S)	Regulation S Security. Security is offered and sold outside the United States, therefore, it need not be registered with the SEC under rules 903 & 904 of the Securities Act of 1933.
(TBA)	To Be Announced. Certain specific security details such as final par amount and maturity date have not yet been determined.
(SPDR)	S&P Depository Receipt.

Open futures contracts as of June 30, 2004 are as follows:

Description	Expiration Month	Contracts	Unrealized Appreciation/ (Depreciation)
Short S&P 500 Index Futures	09/04	56	$(26,454)
Short U. S. Treasury 5-Year Notes	09/04	114	(105,445)
Short U.S. Treasury 2-Year Notes	09/04	11	(7,435)
10-Year Notes Interest Rate SWAP	09/04	9	(15,646)

			$(154,980)

See notes to financial statements.

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including securities loaned valued at $16,076,299 (Note 5)	$668,843,761
Investment income receivable	2,213,900
Receivable for investments sold	2,372,060
Due from investment adviser	43,130
Cash	704
Other assets	11,203
Total assets	673,484,758
Liabilities:
Payable for fund shares redeemed	1,234,846
Payable for investments purchased	703,553
Payable upon return of securities loaned (Note 5)	16,200,567
Payable for variation margin on open futures	133,650
Accrued expenses and other liabilities	286,067
Total liabilities	18,558,683
Net assets	$654,926,075
Analysis of net assets:
Paid-in capital	$741,746,575
Undistributed (accumulated) net investment income (loss)	12,822,173
Undistributed (accumulated) net realized gain (loss)	(137,942,354)
Unrealized appreciation (depreciation)	38,299,681
Net assets	$654,926,075
Fund shares outstanding	34,989,185
Net asset value per share	$18.72
Investments at cost	$630,389,102

See notes to financial statements.

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Dividends	$2,753,094
Interest	4,336,243
Securities lending income	208,899
Total investment income	7,298,236
Expenses:
Investment advisory fees	2,620,873
Shareholder servicing fees	1,007,247
Custodian and fund accounting fees	113,324
Reports to shareholders	18,938
Trustees’ fees	9,144
Audit and legal fees	81,903
Other expenses	27,761
Total expenses	3,879,190
Expense reimbursement	(238,423)
Total expenses, net of reimbursement	3,640,767
Net investment income (loss)	3,657,469
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	29,154,454
Net realized gain (loss) on futures transactions	(237,857)
Net change in unrealized gain (loss) on investments	(16,239,576)
Net change in unrealized gain (loss) on futures transactions	(154,979)
Net realized and unrealized gain (loss)	12,522,042
Net increase (decrease) in net assets resulting from operations	$16,179,511

See notes to financial statements.

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$3,657,469	$7,505,481
Net realized gain (loss)	28,916,597	2,395,373
Net change in unrealized gain (loss)	(16,394,555)	115,635,667
Increase (decrease) in net assets resulting from operations	16,179,511	125,536,521
Distributions to shareholders from:
Net investment income	—	(7,568,315)
Net realized gains	—	—
Total distributions to shareholders	—	(7,568,315)
From capital share transactions:
Shares sold	10,603,063	21,855,592
Shares exchanged due to merger	—	2,815,931
Reinvestment of distributions	—	7,566,636
Shares redeemed	(65,700,760)	(119,956,922)
Total increase (decrease) in net assets resulting from capital share transactions	(55,097,697)	(87,718,763)
Total increase (decrease) in net assets	(38,918,186)	30,249,443
Net assets:
Beginning of period	693,844,261	663,594,818
End of period	$654,926,075	$693,844,261
Capital share activity:
Shares issued	574,087	1,326,872
Shares exchanged due to merger	—	188,735
Shares issued in reinvestment of distributions	—	438,138
Shares redeemed	(3,554,978)	(7,404,472)
Net increase (decrease)	(2,980,891)	(5,450,727)
Undistributed net investment income	$12,822,173	$9,164,704

See notes to financial statements.

ENTERPRISE Accumulation Trust

Enterprise Managed Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		For the Years Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$18.27		$15.28	$19.60	$24.19	$36.30	$40.56

Income from investment operations:
Net investment income (loss)C	0.10		0.19	0.14	0.13	0.45	0.50
Net realized and unrealized gain (loss) on investments	0.35		2.99	(4.30)	(3.10)	(0.23)	2.65

Total from investment operations	0.45		3.18	(4.16)	(2.97)	0.22	3.15

Less dividends and distributions:
Dividends from net investment income	—		(0.19)	(0.16)	(0.48)	(0.75)	(0.79)
Distributions from capital gains	—		—	—	(1.14)	(11.58)	(6.62)

Total distributions	—		(0.19)	(0.16)	(1.62)	(12.33)	(7.41)

Net asset value, end of period	$18.72		$18.27	$15.28	$19.60	$24.19	$36.30

Total return	2.46	%B	20.91%	(21.20)%	(11.15)%	1.46%	9.22%
Net assets end of period (in thousands)	$654,926		$693,844	$663,595	$1,074,983	$1,452,864	$2,292,467
Ratio of expenses to average net assets (excluding expense reimbursement and expense offset arrangements)	1.15	%A	1.05%	0.88%	0.85%	0.82%	0.76%
Ratio of expenses to average net assets	1.08	%A	1.04%	0.85%	0.84%	0.82%	0.76%
Ratio of net investment income (loss) to average net assets	0.59	%A	1.14%	0.89%	0.60%	1.44%	1.23%
Portfolio turnover rate	34%		71%	109%	141%	19%	90%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 28, 2004.

Effective February 28, 2003 the Managed Portfolio acquired all of the net assets of the Mid-Cap Growth Portfolio in a tax-free exchange of shares wherein the shareholders of the Mid-Cap Growth Portfolio received for each share owned approximately 0.35 shares of the Managed Portfolio. The aggregate net assets and unrealized appreciation/(depreciation) of the portfolios immediately before and after the merger were as follows:

	Net Assets		Unrealized Appreciation/(Depreciation)
Portfolio	Before Merger	After Merger	Before Merger	After Merger
Managed	$630,395,453	$633,211,384	$(74,192,412)	$(74,223,583)
Mid-Cap Growth	2,815,931		(31,171)

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Managed Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-thecounter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

ENTERPRISE Accumulation Trust

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

Special Valuation Risks — The high-yield securities in which the Portfolio may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes.

Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the subadviser or the Portfolio will set aside or earmark internally until the settlement date, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when issued securities before they are delivered, which may result in a capital gain or loss. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency exchange contracts discussed above.

Inflation Indexed Bonds — The Portfolio may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Portfolio will not receive the principal until sold or maturity.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-

ENTERPRISE Accumulation Trust

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the expenses of the Trust, which are generally allocated to each Portfolio based on average net assets. The Portfolio may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Portfolio. This amount is reported in the Statement of Operations.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.80% for the first $400 million, 0.75% for the next $400 million, and 0.70% for average daily net assets over $800 million.

MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $1,007,185 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 1.05%.

The MONY Group Inc. and its subsidiaries and affiliates had an investment of $161,542 in the Portfolio at June 30, 2004

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
$34,062,254	$20,307,184	$189,402,126	$253,765,502

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

ENTERPRISE Accumulation Trust

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

6. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for futures and options transactions, paydowns, losses deferred due to wash sales and capital loss carryforwards utilized.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$630,389,102	$54,387,486	$15,932,827	$38,454,659

8. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

ENTERPRISE Accumulation Trust

Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	37,562,452.273
Votes Against	2,470,527.310
Votes Abstained	2,531,654.047
Votes Withheld	30,224,443.708

To approve the Agreement and Plan of Conversion and Termination

Votes For	37,242,992.378
Votes Against	2,541,921.309
Votes Abstained	2,779,719.943
Votes Withheld	30,224,443.708

ENTERPRISE Accumulation Trust

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

ENTERPRISE Accumulation Trust

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

ENTERPRISE Accumulation Trust

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

ENTERPRISE Accumulation Trust

Enterprise Accumulation Trust

MANAGED PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

Enterprise High-Yield Bond Portfolio

SUBADVISER’S COMMENTS

Caywood-Scholl Capital Management

San Diego, California

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Caywood-Scholl Capital Management (“Caywood-Scholl”) is subadviser to the Enterprise High-Yield Bond Portfolio. Caywood-Scholl manages approximately $1.8 billion for institutional clients, and its normal investment minimum is $3 million.

Investment Objective

The objective of the Enterprise High-Yield Bond Portfolio is maximum current income.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 1.04%. The Portfolio underperformed its benchmark, the Lehman Brothers High Yield Bond Index, which returned 1.36%. The Portfolio underperformed its peer group, the Lipper High Current Yield Bond Funds Index, which returned 1.39%.

How would you describe the investment environment during the period?

The first six months saw less participation by hedge funds and investment grade managers, while over the past quarter, there has been increased participation in the high-yield market from traditional high-yield buyers (pension funds, insurance companies, CBOs). As the economy continues to exhibit signs of strength, the positive credit cycle has remained intact. Most economic indicators are pointing to an improving economy with the sole exception being the June employment report. Consumer confidence and productivity reports both came in strong, while personal income and consumer spending also showed continued strength. Corporate earnings and cash flow are stable to improving in most sectors, and much of the high-yield universe saw increasing revenues year-over-year through the first quarter.

Investors’ confidence in the credit cycle has increased access to capital. As a result of reduced costs of capital, Caywood-Scholl has witnessed a larger percentage of lower quality deals coming to market year-to-date, more than twice that of the pace seen in 2003. The majority of the proceeds from these lower quality deals have been to refinance existing debt.

What strategies affected Portfolio performance during the period?

Over the six-month period, Caywood-Scholl has increased the Portfolio’s exposure to single B names (thus decreasing the double B exposure), shortened the duration, and increased exposure to economically sensitive names. These changes generally helped Portfolio performance for the six-month period. Single Bs outperformed, followed by double Bs, then CCCs. Those bonds that had a shorter maturity also outperformed, and cyclical names generally outperformed non-cyclical names.

ENTERPRISE Accumulation Trust

1

Enterprise High-Yield Bond Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

Given the positive technicals in the high-yield market, Caywood-Scholl continued to find the best value for new investments from the primary market. Throughout the period, Caywood-Scholl actively shortened the duration in the BB holdings and has and will continue to increase investments in those mid- and lower- single B names (increasing the Portfolio’s average coupon). Additionally, Caywood-Scholl increased exposure to economically sensitive industries. More recently in the second quarter, Caywood-Scholl sold various issues that were fully priced and more closely tied to the treasury curve; in general, these issues were of higher quality and had lower coupons.

There are specific risks associated with the types of bonds held in the Portfolio, which include defaults by the issuer, market valuation, and interest rate sensitivity.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

2

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Corporate Bonds — 89.33%

Advertising — 0.41%
RH Donnelley Finance Corporation 10.875%, due 12/15/12	$300,000	$348,000

Aerospace — 0.64%
Argo Tech Corporation 9.25%, due 06/01/11	300,000	309,000
Esterline Technologies Corporation 7.75%, due 06/15/13	225,000	231,750

		540,750

Apparel & Textiles — 2.21%
Fruit of the Loom Inc. 8.875%, due 04/15/06 (b) (d) (m)	300,000	—
Invista 9.25%, due 05/01/12	225,000	226,125
Perry Ellis International Inc. 8.875%, due 09/15/13	500,000	516,250
Phillips Van-Heusen Corporation 7.25%, due 02/15/11	500,000	502,500
Phillips Van-Heusen Corporation 8.125%, due 05/01/13	125,000	130,312
Sealy Mattress Company 8.25%, due 06/15/14	500,000	502,500

		1,877,687

Automotive — 3.53%
Adesa Inc 7.625%, due 06/15/12	400,000	403,500
Autonation Inc. 9.00%, due 08/01/08	500,000	565,000
Dura Operating Corporation 9.00%, due 05/01/09 (o)	325,000	318,500
Navistar International Corporation 9.375%, due 06/01/06 (o)	350,000	378,000
TRW Automotive Acquisition 9.375%, due 02/15/13	412,000	464,530
TRW Automotive Acquisition 11.00%, due 02/15/13 (o)	163,000	192,340
United Rentals North America Inc. 6.50%, due 02/15/12	275,000	259,875
United Rentals North America Inc. 7.75%, due 11/15/13 (o)	150,000	141,750
United Rentals North America Inc. 7.00%, due 02/15/14	300,000	267,000

		2,990,495

Banking — 0.84%
Western Financial Bank 9.625%, due 05/15/12	650,000	715,000

Broadcasting — 0.44%
Sinclair Broadcast Group Inc. 8.75%, due 12/15/11	350,000	374,500

	Number of Shares or Principal Amount	Value

Building & Construction — 3.86%
Building Materials Corporation America 7.75%, due 07/15/05	$300,000	$301,500
Corrections Corporation America 7.50%, due 05/01/11	325,000	328,250
Integrated Electrical Services 9.375%, due 02/01/09 (144A)	126,000	130,095
Integrated Electrical Services 9.375%, due 02/01/09	425,000	438,813
Ply Gem Industries Inc. 9.00%, due 02/15/12	475,000	484,500
Riverside Forest Products Ltd. 7.875%, due 03/01/14	300,000	306,000
Texas Industries Inc. 10.25%, due 06/15/11	550,000	613,250
U.S. Concrete Inc. 8.375%, due 04/01/14	675,000	673,312

		3,275,720

Business Services — 2.26%
Buhrmann U.S. Inc. 8.25%, due 07/01/14	500,000	498,750
Quintiles Transnational Corporation 10.00%, due 10/01/13	300,000	297,000
Xerox Corporation 7.125%, due 06/15/10 (o)	200,000	204,000
Xerox Corporation 7.625%, due 06/15/13	75,000	76,687
Xerox Corporation 7.20%, due 04/01/16	875,000	840,000

		1,916,437

Cable — 3.09%
Adelphia Communications Corporation 7.875%, due 05/01/09 (b)	50,000	47,625
Adelphia Communications Corporation 9.375%, due 11/15/09 (b)	400,000	405,000
Cablevision Systems Corporation 8.00%, due 04/15/12	150,000	147,750
CCO Holdings 8.75%, due 11/15/13	300,000	287,250
CSC Holdings Inc. (Series B) 8.125%, due 07/15/09	100,000	104,000
CSC Holdings Inc. (Series B) 7.625%, due 04/01/11	900,000	902,250
DIRECTV Holdings 8.375%, due 03/15/13	150,000	165,937
Echostar DBS Corporation 6.375%, due 10/01/11	100,000	98,500
Mediacom LLC/Mediacom Capital Company 9.50%, due 01/15/13 (o)	475,000	458,375

		2,616,687

ENTERPRISE Accumulation Trust

3

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Chemicals — 3.24%
Equistar Chemicals 10.625%, due 05/01/11	$250,000	$277,500
FMC Corporation 10.25%, due 11/01/09	450,000	517,500
Hercules Inc. 6.75%, due 10/15/29	650,000	624,000
Huntsman International LLC 9.875%, due 03/01/09 (o)	250,000	270,000
Nalco Company 7.75%, due 11/15/11	100,000	104,750
Nalco Company 8.875%, due 11/15/13 (144A)	175,000	183,312
Nova Chemicals Corporation 6.50%, due 01/15/12	250,000	246,250
PCI Chemicals Canada Company 10.00%, due 12/31/08 (o)	198,502	188,577
Pioneer Americas Inc. 4.61%, due 06/30/04 (o) (v)	62,908	59,448
Westlake Chemical Corporation 8.75%, due 07/15/11	250,000	271,250

		2,742,587

Consumer Products — 1.48%
Central Garden & Pet Company 9.125%, due 02/01/13	600,000	651,000
Chattem Inc. 7.00%, due 03/01/14	150,000	144,000
Elizabeth Arden Inc. 7.75%, due 01/15/14	450,000	457,875

		1,252,875

Consumer Services — 0.68%
Hines Nurseries 10.25%, due 10/01/11	75,000	81,750
Johnson Diversey Inc. 9.625%, due 05/15/12 (144A)	350,000	381,500
JohnsonDiversey Holdings Inc. 0%, due 05/15/13	50,000	38,500
Service Corporation International 7.70%, due 04/15/09	75,000	76,875

		578,625

Containers/Packaging — 1.42%
Owens Illinois Inc. 8.10%, due 05/15/07 (o)	550,000	566,500
Owens Illinois Inc. 7.35%, due 05/15/08 (o)	475,000	473,813
Owens-Brockway Glass Container 8.75%, due 11/15/12	150,000	162,750

		1,203,063

Electrical Equipment — 0.57%
BRL Universal Equipment 8.875%, due 02/15/08	450,000	482,063

	Number of Shares or Principal Amount	Value

Electronics — 1.20%
Amkor Technology Inc. 7.125%, due 03/15/11 (o)	$200,000	$187,500
Amkor Technology Inc. 7.75%, due 05/15/13 (o)	650,000	615,875
Thomas & Betts Corporation 7.25%, due 06/01/13 (o)	200,000	211,844

		1,015,219

Energy — 3.91%
CMS Energy Corporation 8.90%, due 07/15/08 (o)	150,000	157,125
CMS Energy Corporation 7.50%, due 01/15/09 (o)	550,000	547,250
Cogentrix Energy Inc. 8.75%, due 10/15/08	200,000	206,500
El Paso Corporation 7.00%, due 05/15/11 (o)	200,000	175,000
MSW Energy Holdings 8.50%, due 09/01/10	450,000	475,875
NRG Energy Inc. 8.00%, due 12/15/13 (144A)	850,000	858,500
Reliant Resources Inc. 9.25%, due 07/15/10	350,000	373,625
Reliant Resources Inc. 9.50%, due 07/15/13	200,000	215,500
Teco Energy Inc. 7.50%, due 06/15/10 (o)	300,000	303,000

		3,312,375

Entertainment & Leisure — 1.01%
American Casino & Entertainment 7.85%, due 02/01/12	350,000	355,250
Mohegan Tribal Gaming Authority 6.375%, due 07/15/09	200,000	200,500
Seneca Gaming Corporation 7.25%, due 05/01/12	300,000	299,625

		855,375

Finance — 2.75%
BCP Caylux Holdings Luxembourg 9.625%, due 06/15/14	625,000	647,656
Dollar Financial Group Inc. 9.75%, due 11/15/11	600,000	627,000
New Asat Finance Ltd. 9.25%, due 02/01/11	350,000	346,500
Thornburg Mortgage Inc. 8.00%, due 05/15/13	700,000	710,500

		2,331,656

Food, Beverages & Tobacco — 3.36%
Delhaize America Inc. 7.375%, due 04/15/06	75,000	79,033
Delhaize America Inc. 8.125%, due 04/15/11	100,000	109,153

ENTERPRISE Accumulation Trust

4

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Dole Food Inc. 8.625%, due 05/01/09	$500,000	$523,750
Ingles Markets Inc. 8.875%, due 12/01/11	625,000	642,187
NBTY Inc. (Series B) 8.625%, due 09/15/07	550,000	558,250
Pilgrims Pride Corporation 9.25%, due 11/15/13	75,000	79,875
Smithfield Foods Inc. 7.625%, due 02/15/08 (o)	400,000	420,000
Smithfield Foods Inc. 7.75%, due 05/15/13	200,000	210,000
Stater Bros Holdings Inc. 8.125%, due 06/15/12	225,000	225,844

		2,848,092

Health Care — 0.94%
Healthsouth Corporation 8.50%, due 02/01/08	650,000	639,438
Healthsouth Corporation 7.625%, due 06/01/12	50,000	47,125
Vicar Operating Inc. 9.875%, due 12/01/09	100,000	110,000

		796,563

Hotels & Restaurants — 7.39%
Boyd Gaming Corporation 7.75%, due 12/15/12	475,000	479,750
Boyd Gaming Corporation 6.75%, due 04/15/14	100,000	94,250
Felcor Lodging 10.00%, due 09/15/08	127,000	133,985
Felcor Lodging 9.00%, due 06/01/11 (o)	775,000	800,187
Hilton Hotels Corporation 7.625%, due 05/15/08	125,000	134,688
HMH Properties Inc. 7.875%, due 08/01/08	80,000	82,000
Host Marriott 9.50%, due 01/15/07	800,000	874,000
John Q. Hammons Hotels 8.875%, due 05/15/12 (Series B) (o)	250,000	271,250
Mandalay Resort Group 10.25%, due 08/01/07	125,000	138,750
Meristar Hospitality Operating 9.125%, due 01/15/11 (o)	250,000	252,500
MGM Mirage Inc. 8.50%, due 09/15/10	600,000	648,000
Mirage Resorts Inc. 6.75%, due 08/01/07 (o)	200,000	206,500
Park Place Entertainment Corporation 7.875%, due 03/15/10 (o)	850,000	896,750
Park Place Entertainment Corporation 8.125%, due 05/15/11	475,000	504,094
Starwood Hotels & Resorts 7.875%, due 05/01/12	700,000	749,000

		6,265,704

	Number of Shares or Principal Amount	Value

Machinery — 4.39%
Briggs & Stratton Corporation 8.875%, due 03/15/11 (o)	$500,000	$583,750
Case New Holland Inc. 6.00%, due 06/01/09 (144A)	375,000	348,750
Case New Holland Inc. 9.25%, due 08/01/11 (144A)	575,000	603,750
Case New Holland Inc. 9.25%, due 08/01/11 (144A)	350,000	367,500
Flowserve Corporation 12.25%, due 08/15/10	625,000	707,812
Teekay Shipping Corporation 8.875%, due 07/15/11	1,000,000	1,106,250

		3,717,812

Manufacturing — 1.16%
Rayovac Corporation 8.50%, due 10/01/13	550,000	577,500
Trinity Inds Inc. 6.50%, due 03/15/14	400,000	366,000
United States Steel Corporation 10.75%, due 08/01/08 (o)	33,000	37,703

		981,203

Media — 2.07%
American Media Operations Inc. 8.875%, due 01/15/11 (o)	275,000	266,063
Corus Entertainment Inc. 8.75%, due 03/01/12	750,000	801,562
Emmis Operation Company 6.875%, due 05/15/12	250,000	245,000
Imax Corporation 9.625%, due 12/01/10 (144A)	475,000	445,312

		1,757,937

Medical Instruments — 0.97%
Fisher Scientific International Inc. 8.125%, due 05/01/12 (o)	350,000	374,500
Medex Inc. 8.875%, due 05/15/13	425,000	448,375

		822,875

Medical Services — 1.42%
AmerisourceBergen Corporation 8.125%, due 09/01/08	150,000	161,625
Beverly Enterprises Inc. 7.875%, due 06/15/14	350,000	344,313
Iasis Healthcare 8.75%, due 06/15/14	275,000	281,188
NDCHealth Corporation 10.50%, due 12/01/12	375,000	413,437

		1,200,563

ENTERPRISE Accumulation Trust

5

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Metals & Mining — 4.08%
Alaska Steel Corporation 7.875%, due 02/15/09 (o)	$100,000	$93,500
Alaska Steel Corporation 7.75%, due 06/15/12 (o)	200,000	180,500
ANR Pipeline Company 8.875%, due 03/15/10	100,000	109,250
Dresser Inc. 9.375%, due 04/15/11	650,000	695,500
Ispat Inland 9.75%, due 04/01/14	450,000	463,500
Southern Natural Gas Company 8.875%, due 03/15/10	375,000	409,687
Steel Dynamics Inc. 9.50%, due 03/15/09 (o)	450,000	497,250
Williams Companies Inc. 8.625%, due 06/01/10	225,000	247,500
Williams Companies Inc. 7.125%, due 09/01/11	750,000	761,250

		3,457,937

Misc. Financial Services — 0.39%
Ucar Finance Inc. 10.25%, due 02/15/12	300,000	333,750

Oil Services — 3.74%
Chesapeake Energy Corporation 8.375%, due 11/01/08	700,000	756,000
Ferrellgas Partner 8.75%, due 06/15/12	300,000	320,250
Grant Prideco Inc. (o) 9.625%, due 12/01/07	450,000	495,000
Hanover Compressor Company 0%/11.00%, due 03/31/07 (c)	100,000	79,000
Hanover Equipment Test 8.75%, due 09/01/11	650,000	695,500
Key Energy Services Inc. 8.375%, due 03/01/08	250,000	258,750
Massey Energy Company 6.625%, due 11/15/10 (o)	200,000	199,000
Pride International Inc. 7.375%, due 07/15/14	250,000	252,500
Westport Resources Corporation 8.25%, due 11/01/11	100,000	113,125

		3,169,125

Other — 0.44%
Service Corporation International 6.75%, due 04/01/16	400,000	370,000

Paper & Forest Products — 1.74%
Georgia Pacific Corporation 8.125%, due 05/15/11 (o)	550,000	607,750
Georgia Pacific Corporation 9.50%, due 12/01/11 (o)	350,000	411,250
Norske Skog Cda Ltd. 7.375%, due 03/01/14	75,000	72,563
Tembec Industries Inc. 7.75%, due 03/15/12	400,000	386,000

		1,477,563

	Number of Shares or Principal Amount	Value

Paper Products — 0.66%
Bowater Inc. 6.50%, due 06/15/13	$275,000	$258,712
Buckeye Technologies Inc. 8.50%, due 10/01/13	300,000	303,000

		561,712

Pharmaceuticals — 0.67%
Leiner Health Products Inc. 11.00%, due 06/01/12	150,000	154,875
WH Holdings Ltd. 9.50%, due 04/01/11	400,000	416,000

		570,875

Printing & Publishing — 2.89%
Dex Media East 9.875%, due 11/15/09	200,000	224,500
Dex Media East 12.125%, due 11/15/12	500,000	583,750
Dex Media Inc. 8.00%, due 11/15/13 (144A)	200,000	192,000
Dex Media West 8.50%, due 08/15/10	100,000	109,000
Dex Media West 9.875%, due 08/15/13	450,000	493,875
Houghton Mifflin Company 8.25%, due 02/01/11	450,000	450,000
Primedia Inc. 8.875%, due 05/15/11	400,000	396,000

		2,449,125

Publishing — 0.22%
CBD Media / CBD Finance Inc. 8.625%, due 06/01/11	175,000	184,188

Retail — 9.19%
Amerigas Partners / Amerigas Eagle Finance Corporation 8.875%, due 05/20/11	425,000	452,625
Asbury Automotive Group Inc. 9.00%, due 06/15/12 (o)	150,000	153,000
Asbury Automotive Group Inc. 8.00%, due 03/15/14	200,000	191,000
Buhrmann U.S. Inc. 12.25%, due 11/01/09 (o)	325,000	356,069
Cole National Group Inc. 8.625%, due 08/15/07	900,000	909,000
Finlay Fine Jewelry Corporation 8.375%, due 06/01/12	450,000	466,875
FTD Inc. 7.75%, due 02/15/14	350,000	324,625
Gap Inc. 10.55%, due 12/15/08 (o)	550,000	665,500
Jo Ann Stores Inc. 7.50%, due 03/01/12	700,000	686,000
Michaels Stores Inc. 9.25%, due 07/01/09	625,000	684,375
Payless Shoesource Inc. 8.25%, due 08/01/13 (o)	200,000	198,000
Penney (JC) Company Inc. 7.65%, due 08/15/16	700,000	761,250

ENTERPRISE Accumulation Trust

6

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Penney (JC) Company Inc. 8.25%, due 08/15/22	$512,000	$532,480
Penney (JC) Corporation Inc. 8.00%, due 03/01/10	500,000	558,750
Petco Animal Supplies Inc. 10.75%, due 11/01/11	122,000	136,640
Saks Inc. 8.25%, due 11/15/08 (o)	350,000	378,875
Sonic Automotive Inc. 8.625%, due 08/15/13	325,000	338,812

		7,793,876

Telecommunications — 4.01%
American Cellular Corporation 10.00%, due 08/01/11	450,000	388,125
Block Communications Inc. 9.25%, due 04/15/09	250,000	262,500
Crown Castle International Corporation 9.375%, due 08/01/11 (o)	100,000	110,000
Dobson Communications Corporation 8.875%, due 10/01/13 (o)	225,000	171,000
MCI Inc. 5.908%, due 05/01/07	75,000	72,750
Panamsat Corporation 8.50%, due 02/01/12	600,000	681,000
Pathnet Inc. 12.25%, due 04/15/08 (a) (b) (m)	250,000	125
QWest Corporation 9.125%, due 03/15/12 (144A)	100,000	108,000
QWest Services Corporation 14.00%, due 12/16/04 (144A)	1,382,000	1,606,575

		3,400,075

Textiles — 0.46%
Interface Inc. 10.375%, due 02/01/10 (o)	350,000	390,250

Transportation — 0.27%
Horizon Lines 9.00%, due 11/01/12	225,000	226,625

Utilities — 4.47%
AES Corporation 9.50%, due 06/01/09	425,000	454,219
AES Corporation 8.875%, due 02/15/11 (o)	200,000	207,500
AES Corporation 8.75%, due 05/15/13 (144A)	200,000	214,250
AES Corporation 7.75%, due 03/01/14	125,000	120,156
CMS Energy Corporation 7.75%, due 08/01/10 (144A)	50,000	49,750
Edison Mission Energy 9.875%, due 04/15/11	375,000	390,937
Illinois Power Company 11.50%, due 12/15/10	950,000	1,123,375
Midwest Generation 8.75%, due 05/01/34	450,000	454,500
Nevada Power Company 6.50%, due 04/15/12	300,000	285,000
Sierra Pacific Resources 8.625%, due 03/15/14	500,000	487,500

		3,787,187

	Number of Shares or Principal Amount	Value

Waste Management — 0.53%
Allied Waste North America Inc. 7.625%, due 01/01/06	$250,000	$262,188
Allied Waste North America Inc. 5.75%, due 02/15/11	200,000	189,500

		451,688

Wireless Communications — 0.33%
American Towers Inc. 7.25%, due 12/01/11	175,000	175,438
Crown Castle International Corporation 7.50%, due 12/01/13	100,000	99,500
Voicestream Wireless Corporation 10.375%, due 11/15/09	918	989

		275,927

Total Domestic Corporate Bonds
(Identified cost $73,503,920)		75,719,766

Convertible Corporate Bonds — 0.63%

Wireless Communications — 0.63%
Nextel Communications 5.25%, due 01/15/10	550,000	534,875

Total Convertible Corporate Bonds
(Identified cost $395,008)		534,875

Domestic Stocks, Rights and Warrants — 1.68%

Chemicals — 0.11%
Pioneer Companies Inc. (a) (o)	12,835	91,257

Communications — 0.00%
Loral Space & Communication Ltd. (Wts) (a) (d) (m)	600	—
Loral Space & Communications (Wts) (a) (d) (m)	5,235	—

		—

Computer Software — 0.00%
Verado Holdings Inc. (Wts) (a)	300	145

Electronics — 0.00%
Axiohm Transaction Solutions Private Placement (a) (d) (m)	4,056	—

Health Care — 1.31%
Dade Behring Holdings Inc. (a) (o)	23,333	1,108,784

Medical Instruments — 0.10%
Charles River Labs Inc. (Wts) (a)	250	82,631

Misc. Financial Services — 0.15%
Leucadia National Corporation (o)	2,606	129,518

ENTERPRISE Accumulation Trust

7

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Telecommunications — 0.01%
E. Spire Communications Inc. (Wts) (a) (d) (m) (144A)	300	$—
MCI Inc. (o) Com	181	2,616
Nextlink Communications Inc. Escrow shares (a) (d) (m)	1,050,000	—
Nextlink Communications Inc. Escrow shares (a) (d) (m)	50,000	—
Pathnet Inc. (Wts) (a) (d) (m) (144A)	250	—
Williams Communications Group Escrow shares (a) (d) (m)	575,000	—
Wiltel Communications Rights (a) (d) (m)	6,144	—
XO Communications Inc. (Series A) (Wts) (a)	1,872	2,808
XO Communications Inc. (Series B) (Wts) (a)	1,403	1,473
XO Communications Inc. (Series C) (Wts) (a)	1,403	982
XO Communications Inc. (a) (o)	935	3,881

		11,760

Wireless Communications — 0.00%
Leap Wireless International Inc. (Wts) (a) (d) (m) (144A)	4,500	—

Total Domestic Stocks, Rights and Warrants
(Identified cost $2,749,608)		1,424,095

Foreign Bonds — 3.67%

Broadcasting — 0.64%
Grupo Televisa 8.00%, due 09/13/11	500,000	540,000

Energy — 0.64%
YPF Sociedad Anonima 9.125%, due 02/24/09	500,000	540,000

Finance — 0.52%
PDVSA Finance Ltd. 9.375%, due 11/15/07 (o)	400,000	437,000

Oil Services — 0.40%
Petroleos Mexicano 9.375%, due 12/02/08	300,000	343,650

Telecommunications — 0.86%
Telewest 11.00%, due 10/01/07 (b)	250,000	146,875
Telewest Communications 0%/9.25%, due 04/15/09 (b) (c)	1,100,000	528,000
Telewest Communications 9.875%, due 02/01/10 (b)	100,000	55,000

		729,875

	Number of Shares or Principal Amount	Value

Transportation — 0.07%
TBS Shipping International Ltd. 10.00%, due 02/08/08 (d) (m)	203,875	$59,124

Travel/Entertainment/Leisure — 0.54%
Royal Caribbean Cruises Ltd. 8.00%, due 05/15/10	425,000	457,937

Total Foreign Bonds
(Identified cost $3,866,234)		3,107,586

Foreign Stocks and Warrants — 0.00%

Transportation — 0.00%
TBS Shipping International Ltd. (Wts) (a) (d) (m)	2,428	—
TBS Shipping International Ltd. (Wts) (a) (d) (m)	8,846	—
TBS Shipping International Ltd. (Wts) (a) (d) (m)	2,059	—

Total Foreign Stocks and Warrants
(Identified cost $0)		—

Other Investments — 11.61%
Securities Lending Quality Trust (y)	9,844,301	9,844,301

Total Other Investments
(Identified cost $9,844,301)		9,844,301

Repurchase Agreement — 4.38%
State Street Bank & Trust Repurchase Agreement 0.70%, due 07/01/04 Proceeds $3,715,072 Collateral: U.S. Treasury Note $3,445,000, 6.25% due 02/15/07, Value $3,874,844	$3,715,000	3,715,000

Total Repurchase Agreement
(Identified cost $3,715,000)		3,715,000

Total Investments
(Identified cost $94,074,071)		$94,345,623

Other Assets Less Liabilities — (11.30)%		(9,578,592)

Net Assets — 100%		$84,767,031

ENTERPRISE Accumulation Trust

8

Enterprise High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

(a)	Non-income producing security.
(b)	Security is in bankruptcy and/or is in default of interest payment. Portfolio has ceased accrual of interest.
(c)	Zero Coupon or Step Bond — The interest rate on a step bond represents the rate of interest that will commence its accrual on a predetermined date. The rate shown for zero coupon bonds is the current effective yield.
(d)	Security is fair valued at June 30, 2004.
(m)	Illiquid security.
(o)	Security, or portion thereof, out on loan at June 30, 2004.
(v)	Variable interest rate security, interest rate is as of June 30, 2004.
(y)	Represents investment of cash collateral received from securities on loan (See Note 5).
(Wts)	Warrants — Warrants entitle the Portfolio to purchase a predetermined number of shares of stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(144A)	The security may only be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

See notes to financial statements.

ENTERPRISE Accumulation Trust

9

Enterprise High-Yield Bond Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including Securities loaned valued at $9,086,588 (Note 5)	$94,345,623
Investment income receivable	1,540,573
Receivable for fund shares sold	4,033
Receivable for investments sold	271,186
Cash	969
Other assets	1,404
Total assets	96,163,788
Liabilities:
Payable for fund shares redeemed	235,005
Payable for investments purchased	1,284,933
Payable upon return of securities loaned (Note 5)	9,844,301
Accrued expenses and other liabilities	32,518
Total liabilities	11,396,757
Net assets	$84,767,031
Analysis of net assets:
Paid-in capital	$103,408,498
Undistributed (accumulated) net investment income (loss)	7,065,499
Undistributed (accumulated) net realized gain (loss)	(25,978,518)
Unrealized appreciation (depreciation)	271,552
Net assets	$84,767,031
Fund shares outstanding	17,389,382
Net asset value per share	$4.87
Investments at cost	$94,074,071

See notes to financial statements.

ENTERPRISE Accumulation Trust

10

Enterprise High-Yield Bond Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Interest	$3,323,596
Securities lending income	1,758
Total investment income	3,325,354
Expenses:
Investment advisory fees	263,397
Shareholder servicing fees	65,821
Custodian and fund accounting fees	27,368
Reports to shareholders	2,477
Trustees’ fees	1,195
Audit and legal fees	10,627
Other expenses	3,401
Total expenses	374,286
Expense reimbursement	(1,141)
Total expenses, net of reimbursement	373,145
Net investment income (loss)	2,952,209
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	974,085
Net change in unrealized gain (loss) on investments	(2,871,491)
Net realized and unrealized gain (loss)	(1,897,406)
Net increase (decrease) in net assets resulting from operations	$1,054,803

See notes to financial statements.

ENTERPRISE Accumulation Trust

11

Enterprise High-Yield Bond Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$2,952,209	$6,375,353
Net realized gain (loss)	974,085	(2,011,195)
Net change in unrealized gain (loss)	(2,871,491)	12,723,046
Increase (decrease) in net assets resulting from operations	1,054,803	17,087,204
Distributions to shareholders from:
Net investment income	—	(2,207,538)
Net realized gains	—	—
Total distributions to shareholders	—	(2,207,538)
From capital share transactions:
Shares sold	5,121,793	11,976,394
Reinvestment of distributions	—	2,207,538
Shares redeemed	(11,423,579)	(16,179,218)
Total increase (decrease) in net assets resulting from capital share transactions	(6,301,786)	(1,995,286)
Total increase (decrease) in net assets	(5,246,983)	12,884,380
Net assets:
Beginning of period	90,014,014	77,129,634
End of period	$84,767,031	$90,014,014
Capital share activity:
Shares issued	1,053,192	2,753,455
Shares issued in reinvestment of distributions	—	529,961
Shares redeemed	(2,348,427)	(3,687,004)
Net increase (decrease)	(1,295,235)	(403,588)
Undistributed net investment income	$7,065,499	$4,113,290

See notes to financial statements.

ENTERPRISE Accumulation Trust

12

Enterprise High-Yield Bond Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		For the Years Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$4.82		$4.04	$4.34	$4.48	$5.06	$5.37

Income from investment operations:
Net investment income (loss)C	0.30		0.33	0.36	0.40	0.46	0.46
Net realized and unrealized gain (loss) on investments	(0.25)		0.54	(0.30)	(0.14)	(0.58)	(0.26)

Total from investment operations	0.05		0.87	0.06	0.26	(0.12)	0.20

Less dividends and distributions:
Dividends from net investment income	—		(0.09)	(0.36)	(0.40)	(0.46)	(0.46)
Distributions from capital gains	—		—	—	—	—	(0.05)

Total distributions	—		(0.09)	(0.36)	(0.40)	(0.46)	(0.51)

Net asset value, end of period	$4.87		$4.82	$4.04	$4.34	$4.48	$5.06

Total return	1.04	%B	22.64%	1.51%	5.90%	(2.52)%	3.86%
Net assets end of period (in thousands)	$84,767		$90,014	$77,130	$107,686	$88,336	$109,816
Ratio of expenses to average net assets	0.85	%A	0.79%	0.79%	0.77%	0.75%	0.69%
Ratio of expenses to average net assets (excluding reimbursment)	0.85	%A	0.79%	0.79%	0.77%	0.75%	0.69%
Ratio of net investment income (loss) to average net assets	6.72	%A	7.53%	8.61%	8.92%	9.57%	8.76%
Portfolio turnover	37%		60%	81%	73%	54%	97%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

13

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 28, 2004.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the High-Yield Bond Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Investment securities other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — The high-yield securities in which the Portfolio may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

ENTERPRISE Accumulation Trust

14

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.60%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $65,809 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 0.85%.

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
—	—	$31,308,751	$36,032,888

ENTERPRISE Accumulation Trust

15

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

5. Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

6. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for capital loss carryforwards utilized, defaulted bond interest and losses deferred due to wash sales.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$94,074,071	$4,775,740	$4,504,188	$271,552

8. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

ENTERPRISE Accumulation Trust

16

Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	18,485,302.566
Votes Against	1,032,833.184
Votes Abstained	1,494,878.795
Votes Withheld	14,837,239.439

To approve the Agreement and Plan of Conversion and Termination

Votes For	18,388,156.404
Votes Against	1,072,362.653
Votes Abstained	1,552,495.488
Votes Withheld	14,837,239.439

ENTERPRISE Accumulation Trust

17

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

ENTERPRISE Accumulation Trust

18

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

ENTERPRISE Accumulation Trust

19

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

20

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

ENTERPRISE Accumulation Trust

21

Enterprise Accumulation Trust

HIGH-YIELD BOND PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

22

Enterprise Short Duration Bond Portfolio

SUBADVISER’S COMMENTS

MONY Capital Management, Inc.

New York, New York

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

MONY Capital Management, Inc. (“MONY Capital”) is subadviser to the Enterprise Short Duration Bond Portfolio. MONY Capital manages approximately $12.9 billion for institutional clients, and its normal investment minimum is $10 million.

Investment Objective

The objective of the Enterprise Short Duration Bond Portfolio is current income with reduced volatility of principal.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 0.40%. The Portfolio outperformed its benchmark, the Lehman Brothers 1-3 Year Government/Credit Index, which returned 0.03%. The Portfolio outperformed its peer group, the Lipper Short/Intermediate Investment Grade Funds Index, which returned 0.05%.

How would you describe the investment environment during the period?

Several robust economic statistical measures released in the late spring led the Fed to hike their benchmark Fed Funds Rate by 0.25% in June. The forward-looking marketplace had anticipated this move, as well as additional future upward moves, sending short- and intermediate-term bond yields significantly higher.

What strategies affected Portfolio performance during the period?

The Portfolio maintained a duration position slightly shorter than that of its benchmark over the course of the period. While fixed-rate bond prices generally declined in anticipation of the Fed’s tightening move, this reduced interest-rate exposure limited the Portfolio’s decline. There was little in the way of relative subsector performance in the first half, although in general, the Portfolio’s over-weight in the risk-sectors of corporate and asset-backed securities earned a higher coupon income. Most incremental purchases were in floating-rate bonds, whose interest rate periodically adjusts to market levels.

What changes were made to the Portfolio over the period?

The Portfolio’s duration was maintained at a slightly shortened position, reflecting MONY Capital’s view that interest rates are beginning to respond to the anticipated economic recovery. Incremental purchases were made in the securitized first-mortgage and home-equity subsectors of the short-duration population.

There are specific risks associated with the types of bonds held in the Portfolio, which include defaults by the issuer, market valuation, and interest rate sensitivity.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

1

Enterprise Short Duration Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Corporate Bonds — 34.30%

Automotive — 1.67%
Daimlerchrysler North America Holdings 1.88%, due 05/24/06 (v)	$200,000	$200,560

Banking — 2.00%
Wells Fargo & Company 3.12%, due 08/15/08	250,000	240,232

Finance — 7.49%
CIT Group Holdings Inc. 6.625%, due 06/15/05	200,000	207,456
Deere John Capital Corporation 3.625%, due 05/25/07	250,000	249,446
Ford Motor Credit Company 7.50%, due 03/15/05	200,000	206,662
General Motors Acceptance Corporation 6.75%, due 01/15/06	225,000	235,766

		899,330

Food, Beverages & Tobacco — 2.07%
Pepsico Inc. 3.20%, due 05/15/07	250,000	248,573

Media — 1.99%
Walt Disney Company 6.75%, due 03/30/06	225,000	238,339

Metals & Mining — 2.08%
Alcan Aluminum Corporation 1.624%, due 12/08/04 (144A) (v)	250,000	249,975

Oil Services — 11.67%
Pacific Gas & Electric Company 1.81%, due 04/03/06 (v)	1,000,000	1,000,603
Sempra Energy 1.74%, due 05/21/08 (v)	400,000	399,472

		1,400,075

Pharmaceuticals — 3.27%
Pfizer Inc. 2.50%, due 03/15/07	400,000	392,374

Utilities — 2.06%
Northern States Power Company 2.875%, due 08/01/06	250,000	247,582

Total Domestic Corporate Bonds
(Identified cost $4,130,164)		4,117,040

U.S. Government and Agency Obligations — 20.00%

Fannie Mae — 13.34%
1.25%, due 07/23/04	200,000	199,847
2.75%, due 08/11/06	500,000	495,774
4.664%, due 05/01/33	666,430	659,752
3.732%, due 06/01/34	244,735	246,489

		1,601,862

	Number of Shares or Principal Amount	Value

Freddie Mac — 2.50%
1.16%, due 07/13/04	$300,000	$299,884

U.S. Treasury Notes — 4.16%
1.625%, due 01/31/05	500,000	499,707

Total U.S. Government and Agency Obligations
(Identified cost $2,425,218)		2,401,453

Asset-Backed Securities — 34.93%

Finance — 21.92%
Asset Backed Funding Certificates, Series 2001-AQ1, Class M1r 6.863%, due 05/20/32	375,000	382,512
Atherton Franchise Loan Funding, Series 1998-A, Class A2 6.72%, due 08/15/10 (144A)	207,486	201,896
Bayview Financial Acquisition Trust, Series 2003-CA, Class M2 3.32%, due 06/02/33 (144A) (v)	750,000	764,443
Capital One Multi-Asset Trust, Series 2003-C1, Class C1 3.789%, due 03/15/11 (v)	250,000	267,447
Circuit City Credit Card Master Trust, Series 2003-2, Class CTSF 5.239%, due 04/15/11 (144A) (v)	400,000	410,885
GE Business Loan Trust, Series 2003-2A, Class C 2.889%, due 11/15/31 (144A) (v)	96,956	100,452
Principal Financial Group 7.95%, due 08/15/04 (144A)	500,000	503,013

		2,630,648

Medical Instruments — 0.13%
DVI Receivables XIX, Series 2003-1, Class D1 3.161%, due 03/14/11 (a) (d) (v)	160,268	16,027

Misc. Financial Services — 12.88%
Ameriquest Mortgage Securities Inc., Series 2003-6, Class M1 2.06%, due 05/25/33 (v)	400,000	403,956
Amresco Residential Securities Mortgage Loan Trust, Series 1998-2, Class M1F 6.745%, due 06/25/28	134,360	137,297
Citibank Credit Card Issuance Trust, Series 2002-C3, Class C3 2.66%, due 12/15/09 (v)	250,000	256,088
Hedged Mutual Fund Fee Trust, Series 2003-2, Class 1 3.864%, due 03/02/11 (144A) (v)	205,168	206,050
Hedged Mutual Fund Fee Trust, Series 2003-IA, Class 1 3.96%, due 07/06/04 (144A) (v)	186,258	187,133

ENTERPRISE Accumulation Trust

2

Enterprise Short Duration Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Lehman Manufactured Housing, Series 2003-1, Class M1 1.689%, due 08/15/16 (v)	$156,300	$155,647
Morgan Stanley Asset Backed Capital, Series 2004-HE4, Class M3 2.679%, due 05/25/34 (v)	200,000	199,500

		1,545,671

Total Asset-Backed Securities
(Identified cost $4,294,561)		4,192,346

Collateralized Mortgage Obligations — 8.64%
Bank of America Mortgage Securities Inc., Series 2003-I, Class 1A1 3.32%, due 07/01/04 (v)	494,406	493,338
Bank of America Mortgage Securities Inc., Series 2004-A, Class 1A1 3.473%, due 02/25/34 (v)	334,401	331,406
Bayview Commercial Asset Trust, Series 2003-1, Class B 5.76%, due 08/25/33 (144A) (v)	209,535	212,244

		1,036,988

Total Collateralized Mortgage Obligations
(Identified cost $1,041,377)		$1,036,988

Number of Shares or Principal Amount		Value

Repurchase Agreement — 1.44%
State Street Bank & Trust Repurchase Agreement 0.70%, due 07/01/04 Proceeds $173,003 Collateral: U.S. Treasury Bond $160,000, 6.125% due 08/15/07, Value $180,551	$173,000	$173,000

Total Repurchase Agreement
(Identified cost $173,000)		173,000

Total Investments
(Identified cost $12,064,320)		$11,920,827

Other Assets Less Liabilities — 0.69%		82,864

Net Assets — 100%		$12,003,691

(a)	Illiquid security.
(d)	Security is in default of interest payments and is fair valued at June 30, 2004. Portfolio has ceased accrual of interest.
(v)	Variable interest rate security, interest rate is as of June 30, 2004.
(144A)	The security may only be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

See notes to financial statements.

ENTERPRISE Accumulation Trust

3

Enterprise Short Duration Bond Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value	$11,920,827
Investment income receivable	71,677
Receivable for fund shares sold	23,703
Due from investment adviser	726
Cash	540
Other assets	90
Total assets	12,017,563
Liabilities:
Payable for fund shares redeemed	9,384
Accrued expenses and other liabilities	4,488
Total liabilities	13,872
Net assets	$12,003,691
Analysis of net assets:
Paid-in capital	$12,023,325
Undistributed (accumulated) net investment income (loss)	127,974
Undistributed (accumulated) net realized gain (loss)	(4,115)
Unrealized appreciation (depreciation)	(143,493)
Net assets	$12,003,691
Fund shares outstanding	1,197,982
Net asset value per share	$10.02
Investments at cost	$12,064,320

See notes to financial statements.

ENTERPRISE Accumulation Trust

4

Enterprise Short Duration Bond Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Interest	$162,877
Total investment income	162,877
Expenses:
Investment advisory fees	24,164
Shareholder servicing fees	4,142
Custodian and fund accounting fees	5,993
Reports to shareholders	353
Trustees’ fees	160
Audit and legal fees	1,496
Other expenses	899
Total expenses	37,207
Expense reimbursement	(2,304)
Total expenses, net of reimbursement	34,903
Net investment income (loss)	127,974
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	7
Net change in unrealized gain (loss) on investments	(96,036)
Net realized and unrealized gain (loss)	(96,029)
Net increase (decrease) in net assets resulting from operations	$31,945

See notes to financial statements.

ENTERPRISE Accumulation Trust

5

Enterprise Short Duration Bond Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	For the Period May 1, 2003(1) through December 31, 2003
From operations:
Net investment income (loss)	$127,974	$126,511
Net realized gain (loss)	7	1,728
Net change in unrealized gain (loss)	(96,036)	(47,457)
Increase (decrease) in net assets resulting from operations	31,945	80,782
Distributions to shareholders from:
Net investment income	—	(132,777)
Net realized gains on investments	—	—
Total distributions to shareholders	—	(132,777)
From capital share transactions:
Shares sold	3,304,439	11,763,908
Reinvestment of distributions	—	132,776
Shares redeemed	(1,099,865)	(2,077,517)
Total increase (decrease) in net assets resulting from capital share transactions	2,204,574	9,819,167
Total increase (decrease) in net assets	2,236,519	9,767,172
Net assets:
Beginning of period	9,767,172	—
End of period	$12,003,691	$9,767,172
Capital share activity:
Shares issued	329,412	1,171,673
Shares issued in reinvestment of distributions	—	13,304
Shares redeemed	(109,677)	(206,730)
Net increase (decrease)	219,735	978,247
Undistributed net investment income	$127,974	$—

(1)	Commencement of operations.

See notes to financial statements.

ENTERPRISE Accumulation Trust

6

Enterprise Short Duration Bond Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		For the Period May 1, 2003 through December 31, 2003
Net asset value, beginning of period	$9.98		$10.00

Income from investment operations:
Net investment income (loss)C	0.13		0.15
Net realized and unrealized gain (loss) on investments	(0.09)		(0.04)

Total from investment operations	0.04		0.11

Less dividends and distributions:
Dividends from net investment income	—		(0.13)
Distributions from capital gains	—		—

Total distributions	—		(0.13)

Net asset value, end of period	$10.02		$9.98

Total return	0.40	%B	1.15	%B
Net assets end of period (in thousands)	$12,004		$9,767
Ratio of expenses to average net assets	0.65	%A	0.65	%A
Ratio of expenses to average net assets (excluding reimbursement)	0.69	%A	0.71	%A
Ratio of net investment income (loss) to average net assets	2.36	%A	2.54	%A
Portfolio turnover	0%		4%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

7

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 28, 2004.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Short Duration Bond Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Valuation of Investments — Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Investment securities other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — The high-yield securities in which the Portfolio may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability. Certain securities held by the Portfolio are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

ENTERPRISE Accumulation Trust

8

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that it may not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Inflation Indexed Bonds — The Portfolio may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Portfolio will not receive the principal until sold or maturity.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated to each Portfolio based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.45%. A portion of the management fee received by ECM is paid to the subadviser. MONY Capital Management, Inc., a wholly-owned subsidiary of The MONY Group Inc., is the subadviser for the Portfolio. For the six months ended June 30, 2004, ECM incurred subadvisory fees payable to MONY Capital Management, Inc., Inc. of $5,370. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $4,282 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 0.65%. The MONY Group Inc. and its subsidiaries and affiliates had an investment of $5,072,634 in the Portfolio at June 30, 2004.

ENTERPRISE Accumulation Trust

9

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

4. Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government / Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
$247,053	—	$3,152,652	—

5. Borrowings

The Trust and another series of mutual funds advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each Portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. The Portfolio had no loans outstanding at any time during the six months ended June 30, 2004.

6. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for paydowns.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
$12,064,320	$74,236	$217,729	$143,493

7. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 28, 2004.

ENTERPRISE Accumulation Trust

10

Shareholder Proxy Voting Information (Unaudited)

On June 28, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital, a new Sub-Advisory Agreement between the Trust, Enterprise Capital and MONY Capital Management, Inc. (“MONY Capital”), the terms of which are substantially identical to the existing Sub-Advisory Agreement with MONY Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	1,034,040.506
Votes Against	136,041.040
Votes Abstained	62,425.861
Votes Withheld	924,560.419

To approve the new Investment Sub-Advisory Agreement

Votes For	1,030,485.095
Votes Against	152,428.570
Votes Abstained	49,593.742
Votes Withheld	924,560.419

To approve the Agreement and Plan of Conversion and Termination

Votes For	1,036,605.613
Votes Against	135,405.162
Votes Abstained	60,496.632
Votes Withheld	924,560.419

ENTERPRISE Accumulation Trust

11

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

ENTERPRISE Accumulation Trust

12

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

ENTERPRISE Accumulation Trust

13

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

14

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

ENTERPRISE Accumulation Trust

15

Enterprise Accumulation Trust

SHORT DURATION BOND PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P. O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

16

Enterprise Total Return Portfolio

SUBADVISER’S COMMENTS

Pacific Investment Management Company, LLC

Newport Beach, California

Investment Management

Enterprise Capital Management, Inc. is the registered investment adviser for Enterprise Accumulation Trust.

Pacific Investment Management Company (“PIMCO”) is the subadviser to the Enterprise Total Return Portfolio. The firm has approximately $392 billion in assets under management, and its normal investment minimum is $75 million.

Investment Objective

The objective of the Enterprise Total Return Portfolio is total return.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 0.19%. The Portfolio outperformed its benchmark, the Lehman Brothers Universal Bond Index, which returned 0.16%. The Portfolio outperformed its peer group, the Lipper BBB Rated Funds Index, which returned -0.29%.

How would you describe the investment environment during the period?

Bonds fared poorly in the first half of 2004 after a difficult second quarter in which some interest rates climbed more than 0.90%. The yield on the 10-year Treasury ended the first six months at 4.61%, up 0.35% from where it began the period.

Bonds had gained ground in the first quarter as concern about the durability of the economic recovery pushed already low rates lower. Demand for relatively safe assets such as bonds rose amid renewed fears of terrorism after the Madrid bombing. However, rates rose after stronger payroll and inflation prints in April. The impetus for rising rates was confidence that the Fed had succeeded in reviving the economy, as evidenced by continued growth in employment, and would soon begin raising rates. That confidence proved justified as the Fed met expectations with a 0.25% rate hike in June. The Fed had held the federal funds rate at 1%, which implies a negative real rate, since June of 2003.

What strategies affected Portfolio performance during the period?

Interest Rate Strategies

•	Interest rate strategies were slightly negative for performance. An early positioning for reflation with a below benchmark duration was negative as rates fell during the first quarter, but this defensive stance added to returns as rates rose in the second quarter. An emphasis on short and intermediate maturities during the second quarter was negative, as rates increased most on this part of the yield curve.

Sectors Strategies

•	A mortgage underweight was modestly negative as heavy demand from banks supported the sector throughout much of the first half of the year. However, favorable coupon selection offset much of this impact.

•	Under-weighting corporates was modestly negative as the yield advantage in this sector offset concerns about slower growth and profits.

•	Non-U.S. positions were positive as short to intermediate maturity issues outpaced U.S. alternatives amid expectations of slower growth and lower inflation in Europe.

•	An allocation to real return bonds was positive as these assets outperformed Treasuries of like duration.

•	Emerging Market (EM) bonds detracted from performance as leveraged tactical investors sold EM bonds as rates rose.

ENTERPRISE Accumulation Trust

1

Enterprise Total Return Portfolio

SUBADVISER’S COMMENTS — (Continued)

What changes were made to the Portfolio over the period?

Over the six-month period, the Portfolio modestly increased its interest rate exposure but maintained its emphasis on short- to intermediate-term bonds. In terms of sectors, the Portfolio modestly reduced its exposure to Treasury Inflation Protected Securities (TIPS) and mortgages. Initially, the Portfolio increased its exposure to non-dollar denominated debt instruments, but the allocation was subsequently reduced, as PIMCO sought to harvest the gains. The Portfolio also increased its exposure to municipals, especially in May and June when muni yields were attractive relative to Treasuries.

There are specific risks associated with some of the securities held in this Portfolio. High-yield bonds are subject to defaults by the issuer, market valuation and interest rate sensitivity; investments in foreign securities are subject to currency fluctuations, foreign taxation, differences in accounting standards and political or economic instability; and investments in derivatives could subject the Portfolio to loss of principal. In addition, this Portfolio is expected to have a higher-than-average turnover rate, which could generate more taxable short-term gains and negatively affect performance.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

ENTERPRISE Accumulation Trust

2

Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Domestic Corporate Bonds and Notes — 11.39%

Airlines — 0.34%
Continental Airlines Inc. 7.056% due 03/15/11	$110,000	$108,823
United Airlines Inc. 7.186% due 04/01/11 (b)	49,079	40,835
United Airlines Inc. 6.602% due 09/01/13 (b)	50,000	41,649

		191,307

Automotive — 0.31%
Daimlerchrysler North America 6.50% due 11/15/13	60,000	61,515
Daimlerchrysler North America, 1.57% due 08/16/04 (v)	50,000	49,988
Dura Operating Corporation 8.625% due 04/15/12	60,000	61,200

		172,703

Banking — 0.17%
Rabobank Capital Fund 1.00% due 12/29/49 (144A) (v)	100,000	96,768

Cable — 0.10%
Continental Cablevision Inc. 8.30% due 05/15/06	50,000	54,280

Chemicals — 0.38%
Nalco Company 8.875% due 11/15/13 (144A)	200,000	209,500

Containers/Packaging — 0.26%
Packaging Corporation of America 4.375% due 08/01/08	143,000	141,501

Crude & Petroleum — 0.09%
Ras Laffan Liquified Natural Gas, 3.437% due 09/15/09 (144A)	53,000	51,781

Electrical Equipment — 0.10%
Oncor Electric Delivery Company 6.375% due 05/01/12	50,000	53,509

Electronics — 0.37%
Delphi Corporation 6.50% due 08/15/13	200,000	203,555

Energy — 1.46%
AEP Texas Central Company (Series E), 6.65% due 02/15/33	200,000	202,968
El Paso Energy Corporation 7.75% due 01/15/32	25,000	20,063
El Paso Natural Gas Company 8.375% due 06/15/32	50,000	47,750
El Paso Production Holding Company, 7.75% due 06/01/13	60,000	55,050
Florida Power Corporation 4.80% due 03/01/13	130,000	125,553

	Number of Shares or Principal Amount	Value

Gulfterra Energy Partners 8.50% due 06/01/10	$43,000	$46,762
NRG Energy Inc. 8.00% due 12/15/13 (144A)	210,000	212,100
PSEG Power 6.95% due 06/01/12	62,000	67,418
Sonat Inc. 7.625% due 07/15/11	35,000	31,237

		808,901

Hotels & Restaurants — 0.28%
Hilton Hotels Corporation 7.00% due 07/15/04	100,000	100,000
Starwood Hotels & Resorts 7.875% due 05/01/12	50,000	53,500

		153,500

Insurance — 0.54%
Metropolitan Life Global Funding, 1.38% due 08/23/04 (144A) (v)	100,000	99,965
Principal Life Global Funding, 1.47% due 07/19/04 (144A) (v)	130,000	130,502
Protective Life US Funding Trust, 1.686% due 09/27/04 (144A) (v)	70,000	69,857

		300,324

Media — 0.44%
Time Warner Inc. 8.11% due 08/15/06	125,000	136,308
Time Warner Inc. 6.875% due 05/01/12	100,000	108,059

		244,367

Metals & Mining — 0.13%
Alcan Aluminum Corporation 1.624% due 09/08/04 (144A) (v)	70,000	69,993

Misc. Financial Services — 2.80%
CIT Group Inc. 2.49% due 07/30/04 (v)	203,000	203,120
CIT Group Inc. 7.75% due 04/02/12	150,000	171,068
General Motors Acceptance Corporation, 6.875% due 08/28/12	250,000	254,315
General Motors Acceptance Corporation, 2.40% due 07/20/04 (v)	450,000	453,653
HSBC Capital Funding 10.176% due 06/30/30 (144A) (v)	100,000	139,266
Restructured Asset Certificates, 1.55% due 08/16/04 (144A) (v)	200,000	195,170
Small Business Administration 4.504% due 02/10/14	148,984	140,952

		1,557,544
ENTERPRISE Accumulation Trust

3

Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Oil Services — 0.99%
Amerada Hess Corporation 6.65% due 08/15/11	$150,000	$158,731
Chesapeake Energy Corporation 8.125% due 04/01/11	4,999	5,399
Pacific Gas & Electric Company 1.81% due 07/05/04 (v)	180,000	180,108
Tennessee Gas Pipeline Company 8.375% due 06/15/32	150,000	146,250
Vintage Petroleum Inc. 7.875% due 05/15/11	60,000	61,500

		551,988

Telecommunications — 1.80%
American Cellular Corporation 10.00% due 08/01/11	60,000	51,750
Cincinnati Bell Inc. 8.375% due 01/15/14	200,000	178,000
Panamsat Corporation 8.50% due 02/01/12	60,000	68,100
SBC Communications Inc., 4.206% due 06/05/05 (144A) (r)	310,000	314,802
Sprint Capital Corporation 8.375% due 03/15/12	50,000	57,467
Verizon Global Funding Corporation, 6.125% due 06/15/07	65,000	69,271
Verizon Maryland Inc. 6.125% due 03/01/12	250,000	260,471

		999,861

Transportation — 0.24%
Norfolk Southern Corporation 6.75% due 02/15/11	30,000	32,814
Norfolk Southern Corporation 1.87% due 07/30/04 (v)	100,000	100,407

		133,221

Utilities — 0.20%
Niagara Mohawk Power Corporation (Series G), 7.75% due 10/01/08	100,000	112,566

Waste Management — 0.17%
USA Waste Services Inc. 7.00% due 10/01/04	95,000	96,006

Wireless Communications — 0.22%
Cingular Wireless 6.50% due 12/15/11	60,000	64,086
Nextel Communications Inc. 7.375% due 08/01/15	60,000	60,600

		124,686

Total Domestic Corporate Bonds and Notes
(Identified cost $6,252,036)		6,327,861

	Number of Shares or Principal Amount	Value

Foreign Bonds — 2.83%

Banking — 0.28%
HSBC Holdings 5.375% due 12/20/12	$120,000	$153,634

Cable — 0.06%
Rogers Cablesystems Ltd. (Series B), 10.00% due 03/15/05	30,000	31,141

Finance — 0.20%
Deutsche Telekom International 8.125% due 05/29/12	76,000	112,357

Misc. Financial Services — 1.83%
AIG Sunamerica Institutional Funding, 1.20% due 01/26/05	13,000,000	119,467
Eircom Funding 8.25% due 08/15/13	60,000	62,400
European Investment Bank 0.875% due 11/08/04	14,000,000	128,321
KFW International Finance Company, 1.00% due 12/20/04	60,000,000	550,597
Pemex Project Funding Master Trust, 8.00% due 11/15/11	100,000	107,750
Pemex Project Funding Master Trust, 8.625% due 02/01/22	50,000	52,000

		1,020,535

Telecommunications — 0.46%
Deutsche Telekom International 8.25% due 06/15/05	65,000	68,343
France Telecom 7.50% due 03/14/08	139,000	187,458

		255,801

Total Foreign Bonds
(Identified cost $1,597,621)		1,573,468

Asset-Backed Securities — 0.48%

Banking — 0.21%
Centex Home Equity Loan Trust. Series 2004-A, Class AV2, 1.58% due 07/25/04 (v)	119,642	119,664

Misc. Financial Services — 0.27%
Merrill Lynch Mortgage Inc., Series 2002-AFC1, Class AV1, 1.67% due 07/25/04 (v)	12,666	12,693
Morgan Stanley Capital Inc., Series 2003-HE2, Class A2, 1.64% due 07/25/04 (v)	93,888	94,069
Structured Asset Securities Corporation, Series 2002-BC4, Class A, 1.59% due 07/25/04 (v)	25,687	25,699
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A1, 3.28% due 01/07/13 (v)	15,274	15,304

		147,765

ENTERPRISE Accumulation Trust

4

Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Total Asset-Backed Securities
(Identified cost $267,158)		$267,429

Mortgage-Backed Securities — 5.49%

Banking — 0.34%
Citicorp Mortgage Securities Inc., Series 1999-2, Class A-5, 6.50% due 04/25/29	$63,116	63,175
Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00% due 10/25/32	24,348	24,621
Countrywide Home Loans Inc. Series 2002-1, Class 5A1, Pass Thru Certificates, 5.70% due 07/01/04	34,471	35,318
Countrywide Home Loans Inc. Series 2002-HYB2, Class-6A1, 4.992% due 07/01/04 (v)	26,765	26,904
Countrywide Home Loans Inc. Series 2004-7, Class-5A2, 1.57% due 07/25/04 (v)	27,040	26,849
Wells Fargo Mortgage Backed Securities, Series 2002-E, Class 2A1, 4.96% due 07/01/04 (v)	13,427	13,588

		190,455

Finance — 0.32%
Credit Suisse First Boston Mortgage, Series 2002-P1, Class A-1, 1.806% due 03/25/32 (k)	35,093	35,229
Credit Suisse First Boston Mortgage, Series 2002-P3, Class A, 1.64% due 08/25/33 (k) (144A)	144,521	145,032

		180,261

Misc. Financial Services — 2.98%
Ameriquest Mortgage Securities Inc., Series 2004-X2, Class A, 1.291% due 07/24/04 (144A) (v)	130,000	129,751
Bear Stearns Arm Trust, Series 2002-2, Class IIIA, 6.917% due 07/01/04	2,317	2,440
Bear Stearns Arm Trust, Series 2002-5, Class 6A, 5.973% due 07/01/04	9,471	9,519
Bear Stearns Arm Trust, Series 2003-8, Class 2A1, 4.932% due 07/01/04	76,781	77,072
Bear Stearns Arm Trust, Series 2003-8, Class 4A1, 4.812% due 07/01/04	157,804	157,270
Bear Stearns Arm Trust, Series 2003-8, Class A-1, 4.369% due 07/01/04	307,981	308,742
C Bass Trust, Series 2002-CB1, Class A2A, 1.64% due 07/25/04 (v)	26,821	26,869
C Bass Trust, Series 2002-CB6, Class 2A1, 1.80% due 07/25/04 (v)	12,470	12,503
First Horizon Asset Securities, Series 2000-H, Class 1A, 7.00% due 09/25/30	5,183	5,176
GSMPS Mortgage Loan Trust, Series 2003-A1, Class A1, 7.00% due 06/25/43 (144A)	64,928	68,184

	Number of Shares or Principal Amount	Value

Sequoia Mortgage Trust, Series 10, Class 2A1, 1.66% due 07/20/04 (v)	$243,716	$244,394
Small Business Administration, Series 2003-201, Class 1, 5.13% due 09/01/04	49,045	48,810
Small Business Administration, Series 2004-20C, Class 1, 4.34% due 03/01/24	290,000	272,246
Structured Asset Investment Loan Trust, Series 2003-BC3, Class 2A, 1.40% due 07/25/04 (v)	64,830	64,818
Structured Asset Securities Corporation, Series 2002-9, Class A2, 1.60% due 07/25/04 (v)	49,372	49,320
Structured Asset Securities Corporation, Series 2002-HF1, Class A, 1.59% due 07/25/04 (v)	12,553	12,545
Structured Asset Securities Corporation, Series 2003-S1, Class A1, 1.46% due 07/25/04 (v)	12,960	12,962
Washington Mutual Mortgage Loan Trust, Series 2000-3, Class A, 2.73% due 07/01/04	99,290	99,384
Washington Mutual Mortgage Loan Trust, Series 2002-AR2, Class A, 3.065% due 02/27/34 (v)	34,299	34,306
Washington Mutual Mortgage Securities Trust, Series 2002-AR10, Class A6, 4.82% due 06/01/04	19,931	20,121

		1,656,432

Fannie Mae — 0.29%
Fannie Mae (REMIC), Series 2003-88, Class TB, 3.00% due 07/01/04 (v)	100,000	99,821
5.219% due 07/01/04 (v)	32,900	33,068
Fannie Mae, Series 2001-51, Class PG, 6.00% due 11/25/27	27,638	27,700

		160,589

Freddie Mac — 0.94%
Freddie Mac, Series 1476, Class H, 6.00% due 12/15/07	21,183	21,495
Freddie Mac, Series 2142, Class 2, 6.50% due 04/15/29	139,784	144,529
3.477% due 07/01/04 (e)	77,886	80,518
Freddie Mac, Series 2215, Class PG, 6.50% due 02/15/30	26,613	27,825
Freddie Mac, Series 2341, Class PM, 6.50% due 12/15/28	56,501	56,746
Freddie Mac, Series 2390, Class PD, 6.00% due 08/15/27	20,287	20,302
Freddie Mac, Series 2411, Class FJ, 1.589% due 07/15/04 (v)	26,431	26,441
Freddie Mac, Series 2535, Class DT, 5.00% due 09/15/16	90,079	91,808
Freddie Mac, Series T-57, Class 1A1, 6.50% due 07/25/43	50,138	52,379

		522,043

ENTERPRISE Accumulation Trust

5

Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Ginnie Mae — 0.62%
3.00% due 07/01/04 (e)	$349,966	$340,982

Total Mortgage-Backed Securities
(Identified cost $2,613,298)		3,050,762

U. S. Treasury Obligations — 2.39%
United States Treasury Notes (TIPS), 3.375% due 01/15/12	$1,196,286	1,325,354

Total U. S. Treasury Obligations
(Identified cost $1,345,799)		1,325,354

Agency Obligations — 19.31%

Fannie Mae — 16.71%
5.00% due 01/01/17	98,989	99,698
5.00% due 02/01/18	498,310	500,083
5.00% due 08/01/18	470,637	472,312
5.00% due 09/01/18	246,066	246,942
6.00% due 09/01/32	78,313	80,091
5.50% due 08/01/33	499,888	498,940
5.00% due 12/01/99 TBA	7,550,000	7,388,203

		9,286,269

Freddie Mac — 0.42%
6.50% due 08/01/32	224,323	234,166

Ginnie Mae — 2.18%
6.00% due 08/15/32	326,286	335,037
6.00% due 02/15/33	577,979	593,287
6.00% due 10/15/33	47,701	48,964
6.00% due 01/15/34	226,252	232,196

		1,209,484

Total Agency Obligations
(Identified cost $10,650,520)		10,729,919

Foreign Government Obligations — 2.46%
Brazil Federative Republic 2.063% due 10/15/04 (t) (v)	170,826	163,558
Brazil Federative Republic 11.50% due 03/12/08	54,000	57,699
Brazil Federative Republic 11.00% due 01/11/12	250,000	251,500
Brazil Federative Republic 8.875% due 04/15/24	50,000	40,750
Brazil Federative Republic 11.00% due 08/17/40	44,000	41,470
Germany (Federal Republic) 3.25% due 09/24/04 (v)	46,000	56,091
Republic of Panama 8.25% due 04/22/08	30,000	32,400

	Number of Shares or Principal Amount	Value

Republic of Peru 9.125% due 01/15/08	$250,000	$271,250
Russian Federation 5.00% due 03/31/07 (REG S)	90,000	82,170
South Africa Republic 5.25% due 05/16/13	50,000	59,145
South Africa Republic 6.50% due 06/02/14	100,000	101,000
United Mexican States 8.375% due 01/14/11	25,000	28,250
United Mexican States 8.30% due 08/15/31	175,000	183,312

		1,368,595

Total Foreign Government Obligations
(Identified cost $1,321,349)		1,368,595

Municipal Bonds — 2.59%

Consumer Services — 0.21%
South Carolina State Public Service Authority (FSA Insured), 5.00% due 01/01/13	110,000	118,698

Education — 0.10%
Fairfax County Virginia 5.25% due 04/01/13	50,000	55,203

Food, Beverages & Tobacco — 0.50%
Golden State Tobacco Securitization, 6.75% due 06/01/39	40,000	35,937
Golden State Tobacco Securitization, 7.90% due 06/01/42	25,000	25,461
Tobacco Settlement Authority (Iowa), 5.60% due 06/01/35	100,000	75,609
Tobacco Settlement Financing Corporation (New Jersey), 6.375% due 06/01/32	95,000	85,083
Tobacco Settlement Financing Corporation (New Jersey), 6.00% due 06/01/37	70,000	56,862

		278,952

Transportation — 0.02%
Florida State Turnpike Authority Revenue Bond, 5.00% due 07/01/33	10,000	9,807

Utilities — 1.76%
California State Economic Recovery, 5.25% due 01/01/10	10,000	10,922
California State Economic Recovery, 5.25% due 01/01/11	10,000	10,953
California State Economic Recovery, 5.25% due 07/01/12	20,000	21,927
California State Economic Recovery, 5.25% due 07/01/13	40,000	43,756

ENTERPRISE Accumulation Trust

6

Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

California State Economic Recovery, 5.25% due 07/01/14	$10,000	$10,905

California State Economic Recovery, 5.00% due 07/01/23	10,000	10,709
California State Economic Recovery (MBIA Insured), 5.00% due 07/01/11	10,000	10,897
California State Economic Recovery (MBIA Insured), 5.00% due 07/01/12	20,000	21,729
Cook County Illinois (FGIC Insured), 5.125% due 11/15/26	150,000	150,103
Illinois State 5.00% due 03/01/34	100,000	96,276
Illinois State Taxable Pension 5.10% due 06/01/33	50,000	44,363
New York City Municipal Water 5.00% due 06/15/35	160,000	154,659
New York City Transitional Finance, 5.00% due 02/01/33	200,000	194,114
New York State Environmental Facilities Clean Water & Drinking, 5.00% due 06/15/32	20,000	19,766
New York State Environmental Facilities Clean Water & Drinking, 5.00% due 06/15/33	10,000	9,882
New York State Environmental Facilities Clean Water & Drinking, 5.00% due 07/15/33	10,000	9,882
San Antonio Texas Water Revenue (FSA Insured), 5.00% due 05/15/32	150,000	146,061
South Central Connecticut Water Authority, 5.00% due 08/01/33	10,000	9,942

		976,846

Total Municipal Bonds
( Identified cost $1,484,726 )		1,439,506

Short-Term Investments — 18.30%

Fannie Mae — 10.60%
1.025% due 07/07/04 (e)	1,500,000	1,499,744
1.04% due 07/14/04 (e)	1,000,000	999,624
1.178% due 08/25/04 (e)	1,300,000	1,297,659
1.13% due 09/08/04 (e)	700,000	698,139
1.415% due 09/15/04 (e)	1,100,000	1,096,714
1.45% due 09/22/04 (e)	300,000	298,997

		5,890,877

Federal Home Loan Banks — 1.44%
1.17% due 07/16/04 (e)	300,000	299,854
1.18% due 08/25/04 (e)	500,000	499,098

		798,952

	Number of Shares or Principal Amount	Value

Freddie Mac — 5.56%
1.12% due 08/10/04 (e)	$500,000	$499,378
1.20% due 09/08/04 (e)	500,000	498,850
1.44% due 09/14/04 (e)	1,500,000	1,495,491
1.56% due 10/20/04 (e)	600,000	597,114

		3,090,833

U. S. Treasury Bills — 0.70%
1.135% due 09/02/04 (e) (s)	330,000	329,345
1.391% due 09/16/04 (e) (s)	60,000	59,821

		389,166

Total Short-Term Investments
( Identified cost $10,622,954 )		10,169,828

Commercial Paper — 45.72%
ANZ Delaware Inc. 1.045% due 07/07/04	600,000	599,896
Bank of Ireland 1.285% due 09/03/04	1,500,000	1,496,573
Barclays United States Fund 1.215% due 08/24/04	300,000	299,453
Barclays United States Fund 1.28% due 09/21/04	1,300,000	1,296,210
CBA Delaware Finance Inc. 1.07% due 07/15/04	700,000	699,709
CBA Delaware Finance Inc. 1.08% due 07/27/04	600,000	599,532
CBA Delaware Finance Inc. 1.225% due 08/23/04	200,000	199,639
CDC 1.10% due 08/04/04	1,000,000	998,961
CDC 1.12% due 08/24/04	500,000	499,160
Dexia 1.40% due 08/30/04	600,000	598,600
European Investment Bank 1.05% due 07/16/04	100,000	99,956
General Electric Capital Corporation, 1.05% due 07/07/04	700,000	699,878
General Electric Capital Corporation, 1.06% due 07/12/04	900,000	899,708
HBOS Treasury Services 1.055% due 07/16/04	900,000	899,604
HBOS Treasury Services 1.64% due 10/26/04	600,000	596,802
HSBC Bank 4.625% due 04/01/14	40,000	37,234
ING U.S. Funding 1.345% due 09/09/04	100,000	99,739
KFW International Finance Inc. 1.11% due 08/23/04	1,000,000	998,366
Lloyds Bank TSB 1.185% due 07/21/04	1,300,000	1,299,144
National Australia Funding Delaware Inc., 1.05% due 07/02/04	300,000	299,991
Nestle Finance France 1.035% due 07/01/04	1,500,000	1,500,000
Nordea North America Inc. 1.47% due 09/07/04	700,000	698,056

ENTERPRISE Accumulation Trust

7

Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

	Number of Shares or Principal Amount	Value

Royal Bank of Scotland 1.03% due 07/06/04	$1,300,000	$1,299,814
Royal Bank of Scotland 1.07% due 07/09/04	200,000	199,953
Royal Bank of Scotland 1.07% due 07/14/04	100,000	99,961
Statens Bostadsfransier 1.23% due 07/22/04	500,000	499,641
Statens Bostadsfransier 1.09% due 07/29/04	1,500,000	1,498,729
Svenska Handlesbanken Inc. 1.09% due 08/05/04	700,000	699,258
Swedbank Forenings 1.285% due 09/21/04	1,300,000	1,296,195
Toyota Motor Credit Company 1.39% due 09/15/04	100,000	99,707
UBS Finance Inc. 1.055% due 07/13/04	700,000	699,754
UBS Finance Inc. 1.07% due 07/15/04	500,000	499,792
UBS Finance Inc. 1.34% due 09/08/04	300,000	299,229
Unicredit Delaware 1.47% due 09/14/04	1,500,000	1,495,406
Westpactrust Securities 1.12% due 08/16/04	1,300,000	1,298,140

Total Commercial Paper
(Identified cost $25,401,790)		25,401,790

Repurchase Agreement — 0.79%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $440,009 Collateral U.S. Treasury Note $410,000, 6.125% due 08/15/07 Value $462,662	440,000	440,000

Total Repurchase Agreement
(Identified cost $440,000)		440,000

Total Investments
(Identified cost $61,997,251)		62,094,512

Call Options Written — 0.00%
Swap Option 3 Month LIBOR, Strike Price 4.00, Expires 01/07/05	(600,000)	$(783)
U.S. Treasury Notes 10-Yr Futures, Strike Price 115, Expires 9/16/04	(6)	(187)

	Number of Shares or Principal Amount	Value

Total Call Options Written
(Premiums received $12,901)		(970)

Put Options Written — (0.06)%
Swap Option 3 Month LIBOR, Strike Price 7.00, Expires 01/07/05	(600,000)	(236)
U.S. Treasury Notes 5-Yr Futures, Strike Price 109, Expires 9/16/04	(38)	(36,219)

Total Put Options Written
(Premiums received $52,774)		(36,455)

Other Assets Less Liabilities — (11.69)%		(6,496,982)

Net Assets — 100%		$55,560,105
(b)	Company has filed for bankruptcy protection, but is currently not in default of any interest.
(e)	The rate shown is the effective yield.
(k)	Illiquid security.
(r)	Remarketable security with remarketable securities the remarketing dealer or lead manager may opt to either redeem or remarket the security during a specified period of time.
(s)	Security segregated as collateral for open futures contracts.
(t)	Represents a Brady Bond. Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principle or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
(v)	Variable rate security; interest rate is as of June 30, 2004.
(TBA)	To Be Announced. Certain specific security details such as final par amount and maturity date have not yet been determined.
(144A)	May only be offered and sold to “qualified institutional buyers” under rule 144A of the Securities Act of 1933.
(FGIC)	Financial Guaranty Insurance Corporation.
(FSA)	Financial Security Assurance.
(LIBOR)	London Interbank Offering Rate.
(MBIA)	Municipal Bond Insurance Association.
(REG S)	Regulation S Security. Security is offered and sold outside the United States, therefore, it need not be registered with the SEC under rules 903 and 904 of the Securities Act of 1933.
(TIPS)	Treasury Inflation Protected Security. Principal amount of the security is periodically adjusted for inflation.

ENTERPRISE Accumulation Trust

8

Enterprise Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) — (Continued)

 June 30, 2004

Interest rate swap agreements outstanding at June 30, 2004:

Description	Termination Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
Pay variable rate payments on the six month EUR EURIBOR floating rate and receive fixed rate of 4.00% (Counterparty: J.P. Morgan)	3/15/2007	1,000,000	$(6,849)
Pay variable rate payments on the six month EUR EURIBOR floating rate and receive fixed rate of 4.00% (Counterparty: Merrill Lynch)	3/15/2007	600,000	298
Pay variable rate payments on the six month EUR EURIBOR floating rate and receive fixed rate of 4.00% (Counterparty: Barclays Capital)	3/15/2007	800,000	(1,492)
Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate of 5.00% (Counterparty: J.P. Morgan)	12/15/2004	600,000	(9,613)

			$(17,656)

Open futures contracts outstanding at June 30, 2004:

Description	Expiration Month	Contracts	Unrealized Appreciation/ (Depreciation)
Long Germany Federative Republic 10-Year Bonds	09/04	6	$5,328
Long Euribor Futures	09/05	10	(8,666)
Long Euribor Futures	12/05	28	(39,319)
Long Eurodollar Futures	12/04	11	13,613
Long Eurodollar Futures	03/05	11	11,963
Long Eurodollar Futures	06/05	24	(12,944)
Long Eurodollar Futures	09/05	3	(9,656)
Long Eurodollar Futures	12/05	3	(9,656)
Long Eurodollar Futures	03/06	3	(9,394)
Long U.S. Treasury 5-Year Notes	09/04	66	54,906
Long U.S. Treasury 10-Year Notes	09/04	87	79,156

			$75,331

See notes to financial statements.

ENTERPRISE Accumulation Trust

9

Enterprise Total Return Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value	$62,094,512
Foreign currency at value (cost — $452,568)	447,869
Investment income receivable	200,830
Receivable for variation margin on open futures	128,826
Receivable for fund shares sold	15,664
Receivable for investments sold	3,970,347
Due from investment adviser	9,762
Cash	893
Other assets	60,850
Total assets	66,929,553
Liabilities:
Payable for fund shares redeemed	49,641
Options written, at market value (premiums received $65,675)	37,425
Payable for investments purchased	11,258,245
Accrued expenses and other liabilities	24,137
Total liabilities	11,369,448
Net assets	$55,560,105
Analysis of net assets:
Paid-in capital	$54,508,675
Undistributed (accumulated) net investment income (loss)	535,152
Undistributed (accumulated) net realized gain (loss)	324,541
Unrealized appreciation (depreciation)	191,737
Net assets	$55,560,105
Fund shares outstanding	5,368,515
Net asset value per share	$10.35
Investments at cost	$61,997,251

See notes to financial statements.

ENTERPRISE Accumulation Trust

10

Enterprise Total Return Portfolio

STATEMENT OF OPERATIONS

June 30, 2004 (Unaudited)

Investment income:
Interest	$710,180
Total investment income	710,180
Expenses:
Investment advisory fees	148,101
Shareholder servicing fees	41,173
Custodian and fund accounting fees	28,494
Reports to shareholders	1,724
Trustees’ fees	2,454
Audit and legal fees	7,246
Other expenses	501
Total expenses	229,693
Expense reimbursement	(54,665)
Total expenses, net of reimbursement	175,028
Net investment income (loss)	535,152
Realized and unrealized gain (loss)—net:
Net realized gain (loss) on investments	50,680
Net realized gain (loss) on foreign currency transactions	1,760
Net realized gain (loss) on futures transactions	61,479
Net realized gain (loss) on options transactions	53,078
Net change in unrealized gain (loss) on investments	(574,001)
Net change in unrealized gain (loss) on foreign currency	(10,850)
Net change in unrealized gain (loss) on swap transactions	(49,602)
Net change in unrealized gain (loss) on futures transactions	(81,320)
Net change in unrealized gain (loss) on options transactions	(1,438)
Net realized and unrealized gain (loss)	(550,214)
Net increase (decrease) in net assets resulting from operations	$(15,062)

See notes to financial statements.

ENTERPRISE Accumulation Trust

11

Enterprise Total Return Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$535,152	$1,039,801
Net realized gain (loss)	166,997	1,004,431
Net change in unrealized gain (loss)	(717,211)	341,199
Increase (decrease) in net assets resulting from operations	(15,062)	2,385,431
Distributions to shareholders from:
Net investment income	—	(1,164,067)
Net realized gains	—	(796,071)
Total distributions to shareholders	—	(1,960,138)
From capital share transactions:
Shares sold	10,130,083	28,817,694
Reinvestment of distributions	—	1,910,525
Shares redeemed	(6,307,202)	(10,700,955)
Total increase (decrease) in net assets resulting from capital share transactions	3,822,881	20,027,264
Total increase (decrease) in net assets	3,807,819	20,452,557
Net assets:
Beginning of period	51,752,286	31,299,729
End of period	$55,560,105	$51,752,286
Capital share activity:
Shares issued	969,970	2,778,731
Shares issued in reinvestment of distributions	—	184,636
Shares redeemed	(609,397)	(1,026,695)
Net increase (decrease)	360,573	1,936,672
Undistributed net investment income	$535,152	$—

See notes to financial statements.

ENTERPRISE Accumulation Trust

12

Enterprise Total Return Portfolio

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	(Unaudited) Six Months Ended June 30, 2004		Year Ended December 31, 2003	For the Period 01/24/02 through 12/31/02
Net asset value, beginning of period	$10.33		$10.19	$10.00

Income from investment operations:
Net investment income (loss)C	0.15		0.24	0.34
Net realized and unrealized gain (loss) on investments	(0.13)		0.31	0.35

Total from investment operations	0.02		0.55	0.69

Less dividends and distributions:
Dividends from net investment income	—		(0.25)	(0.34)
Distributions from capital gains	—		(0.16)	(0.16)

Total distributions	—		(0.41)	(0.50)

Net asset value, end of period	$10.35		$10.33	$10.19

Total return	0.19	%B	5.65%	7.09	%B
Net assets end of period (in thousands)	$55,560		$51,752	$31,300
Ratio of expenses to average net assets	0.65	%A	0.65%	0.65	%A
Ratio of expenses to average net assets (excluding reimbursement)	0.85	%A	0.82%	0.96	%A
Ratio of net investment income (loss) to average net assets	1.53	%A	2.26%	3.46	%A
Portfolio turnover rate	184%		364%	493%

A	Annualized.
B	Not annualized.
C	Based on average shares outstanding.

See notes to financial statements.

ENTERPRISE Accumulation Trust

13

Notes to Financial Statements

June 30, 2004 (Unaudited)

1. Organization

Enterprise Accumulation Trust (the “Trust”) was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value for the portfolios contained therein. The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

On January 13, 2004, the Board of Trustees approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on June 4, 2004.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Total Return Portfolio in the preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Valuation of Investments — Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances a fair value will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Special Valuation Risks — The high-yield securities in which the Portfolio may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. Any foreign denominated assets held by the Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

ENTERPRISE Accumulation Trust

14

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization or retention of the collateral or proceeds may be subject to legal proceedings.

Illiquid Securities — At times, the Portfolio may hold, up to its SEC or prospectus defined limitations, illiquid securities that they it not be able to sell at the price used by the Portfolio. Although it is expected that the fair value currently represents the current realizable value on disposition of such securities, there is no guarantee that the Portfolio will be able to do so. In addition, the Portfolio may incur certain costs related to the disposition of such securities. Any securities that have been deemed to be illiquid are denoted as such in the Portfolio of Investments.

Written Options — If the Portfolio writes an option, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the Portfolio purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. When the Portfolio writes a swap option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the swap option written. If a call swap option is exercised, the portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put swap option is exercised, the fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing swap options that expire or are exercised are treated as realized gains upon the expiration or exercise of such swap options. The risk associated with writing put and call swap options is that the Portfolio will be obligated to be party to a swap agreement if a swap option is exercised.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed.

As part of its investment program, the Portfolio may enter into futures contracts (up to its prospectus defined limitations) to hedge against anticipated future price and interest rate changes. The Total Return Portfolio may also enter into futures contracts for other than hedging purposes. Risks of entering into futures contracts include: (1) the risk that the price of the futures contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the portfolio attempts to enter into a closing position; (3) the risk that the portfolio will lose amount in excess of the initial margin deposit.

Foreign Currency Translation — Securities, other assets and liabilities of the Portfolio, if any, whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a pricing vendor on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned

ENTERPRISE Accumulation Trust

15

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Portfolio does not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of its investment program, the Portfolio may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. All commitments are marked to market daily at the applicable translation rates and any resulting realized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks arise from the possible inability of counterparties to meet their contracts and from movements in currency values.

Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the subadviser or the Portfolio will set aside or earmark internally until the settlement date, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Swap Agreements — A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or returns to be exchanged or “swapped” between the parties are calculated based on a “notional amount”, which, each business day, is valued to determine each party’s obligation under the contract. Fluctuations in market values are reflected as unrealized gains or losses during the term of the contract.

Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market could affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Inflation Indexed Bonds — The Portfolio may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Portfolio will not receive the principal until sold or maturity.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Corporate actions, including dividends on foreign securities are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes, using the effective interest method.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Trust, which are generally allocated based on average net assets.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Dividends and Distributions — Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

ENTERPRISE Accumulation Trust

16

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

3. Transactions with Affiliates

An investment advisory fee is payable monthly to ECM, a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of the Portfolio’s average daily net assets as of the close of business each day at an annual rate of 0.55%. MONY Life Insurance Company also provides sub-transfer agency, printing and other services to the Portfolio. For the six months ended June 30, 2004, the Portfolio paid MONY Life Insurance Company $40,439 for these services. ECM has voluntarily agreed to limit the Portfolio’s expense ratio to 0.65%.

4. Investment Transactions

Outstanding forward foreign currency contracts at June 30, 2004 were as follows:

Settlement Date	Sales				Net Unrealized Appreciation/ (Depreciation)
	Receive		Deliver
07/20/04	USD	$1,073,781	EURO	1,060,223	$13,558
07/21/04	USD	125,456	JPY	125,825	(369)

					$13,189

For the six months ended June 30, 2004, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

U.S. Government/Agency Obligations		Other Investment Securities
Purchases	Sales	Purchases	Sales
$44,027,030	$44,348,537	$7,582,696	$8,505,470

Transactions in options written for the six months ended June 30, 2004, were as follows:

	Number of Contracts/ Notional Amounts	Premiums Received
Outstanding put and call options written at December 31, 2003	2,800,000	$42,591
Call options written	26	17,824
Call options expired	(14)	(10,698)
Call swap options expired	(1,600,000)	(24,576)
Call options closed	(6)	(4,290)
Put options written	58	58,830
Put options expired	(20)	(14,006)

Outstanding put and call options written at June 30, 2004	1,200,044	$65,675

5. Borrowings

The Trust and another mutual fund advised by ECM are parties to a $40 million redemption line of credit with State Street Bank and Trust Co. whereby each Portfolio may borrow up to its prospectus defined limitation. The Trust pays an allocated portion of an annual commitment fee equal to 0.10% of the committed amount. There were no loans outstanding at any time during the six months ended June 30, 2004.

ENTERPRISE Accumulation Trust

17

Notes to Financial Statements — (Continued)

June 30, 2004 (Unaudited)

6. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. At times, these differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions and paydowns.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
$61,997,251	$364,463	$267,202	$97,261

7. Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on June 4, 2004.

ENTERPRISE Accumulation Trust

18

Shareholder Proxy Voting Information (Unaudited)

On June 4, 2004, shareholders of the Portfolio voted to approve a new Investment Advisory Agreement between the Enterprise Accumulation Trust (the “Enterprise Trust”), on behalf of each of its series (the “Enterprise Portfolios”), and Enterprise Capital Management, Inc. (“Enterprise Capital”), the terms of which are substantially identical to the existing investment advisory agreement with Enterprise Capital and also to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Portfolios into a corresponding, newly created series (“EQ Portfolio”) of the EQ Advisor Trust, and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of the Enterprise Portfolio, in exchange solely for the assumption of all liabilities of such Enterprise Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Enterprise Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	6,076,513.770
Votes Against	132,917.729
Votes Abstained	136,784.759
Votes Withheld	4,093,949.368

To approve the Agreement and Plan of Conversion and Termination

Votes For	6,052,278.678
Votes Against	139,776.976
Votes Abstained	154,160.604
Votes Withheld	4,093,949.368

ENTERPRISE Accumulation Trust

19

Enterprise Accumulation Trust

TRUSTEES AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS, AND (YEAR OF BIRTH)	POSITIONS HELD	YEAR ELECTED	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Arthur T. Dietz Atlanta, GA (1923)	Trustee and Audit Committee Member	1994	President, ATD Advisory Corp.	16	EGF - 22 Funds

Arthur Howell, Esquire Atlanta, GA (1918)	Trustee and Audit Committee Chairman	1994	Of Counsel, Alston & Bird LLP (law firm)	16	EGF - 22 Funds

William A. Mitchell, Jr. Atlanta, GA (1940)	Trustee	1994	Chairman, Carter & Associates (real estate development)	16	EGF - 22 Funds

Lonnie H. Pope Macon, GA (1934)	Trustee and Audit Committee Member	1994	CEO, Longleaf Industries, Inc. (chemical manufacturing)	16	EGF - 22 Funds

INTERESTED PARTIES:

Victor Ugolyn Atlanta, GA (1947)	Chairman, President & Chief Executive Officer, Trustee	1994	Chairman, President & CEO, ECM, EGF, and EFD	16	EGF - 22 Funds, EGF plc - 7 Portfolios

Michael I. Roth New York, NY (1945)	Trustee	1994	Chairman and CEO, The MONY Group Inc.	16	EGF - 22 Funds, EGF plc - 7 Portfolios The MONY Group Inc., Pitney Bowes, Inc., Interpublic Group of Companies, Inc.

Samuel J. Foti New York, NY (1952)	Trustee	1994	President and COO, The MONY Group Inc.	16	The MONY Group Inc. EGF - 22 Funds, EGF plc - 7 Portfolios

Phillip G. Goff Atlanta, GA (1963)	Vice President and Chief Financial Officer	1995	Senior Vice President and CFO, EFD; Vice President and CFO, EGF and ECM	—	—

Herbert M. Williamson Atlanta, GA (1951)	Treasurer and Assistant Secretary	1994	Vice President, ECM; Assistant Secretary and Treasurer, EGF, ECM and EFD	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary	1994	Secretary, EGF; Senior Vice President, Secretary and Chief Counsel, ECM and EFD	—	—

Footnotes:
EGF - The Enterprise Group of Funds, Inc.	EFD - Enterprise Fund Distributors, Inc.
EAT - Enterprise Accumulation Trust	EGF plc - Enterprise Global Funds plc
ECM - Enterprise Capital Management, Inc.

ENTERPRISE Accumulation Trust

20

EQ Advisors Trust

TRUSTEES AND OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE:

Peter D. Noris * (48) 1290 Avenue of the Americas New York, New York	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial ; from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES:

Theodossios (65) Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards (58) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox (73) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. (69) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

ENTERPRISE Accumulation Trust

21

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky (59) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal (61) c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero (50) c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk *** (45) 1290 Avenue of the Americas New York, New York	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. (48) 1290 Avenue of the Americas New York, New York	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski (42) 1290 Avenue of the Americas New York, New York	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler (45) 1290 Avenue of the Americas New York, New York	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

ENTERPRISE Accumulation Trust

22

EQ Advisors Trust

TRUSTEES AND OFFICERS — (Continued)

NAME, AGE, AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE ** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell (42) 1290 Avenue of the Americas New York, New York	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh (36) 1290 Avenue of the Americas New York, New York	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak (35) 1290 Avenue of the Americas New York, New York	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

ENTERPRISE Accumulation Trust

23

Enterprise Accumulation Trust

TOTAL RETURN PORTFOLIO

Investment Adviser

Enterprise Capital Management, Inc.

Atlanta Financial Center

3343 Peachtree Road, Suite 450

Atlanta, Georgia 30326

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to contractholders and to others who have received a copy of this Trust’s prospectus.

ENTERPRISE Accumulation Trust

24

Table of Contents

Item 2. Code of Ethics.

Not applicable when filing a Semi-Annual report.

Item 3. Audit Committee Financial Expert.

Not applicable when filing a Semi-Annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable when filing a Semi-Annual report.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The registrant’s president/chief executive officer (as of June 30, 2004) and vp/chief financial officer (as of June 30, 2004) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s president/chief executive officer (as of June 30, 2004) and vp/chief financial officer (as of June 30, 2004) are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10. Exhibits.

(a)

(1)    Separate certifications by the registrant’s president/chief executive officer (as of June 30, 2004) and vp/chief financial officer (as of June 30, 2004), pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

         A certification by the registrant’s president/chief executive officer (as of June 30, 2004) and vp/chief financial officer (as of June 30, 2004), pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENTERPRISE ACCUMULATION TRUST

By:	/s/ Victor Ugolyn
Name:	Victor Ugolyn
Title:	President/Chief Executive Officer
(as of June 30, 2004)
Date:	August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Victor Ugolyn
Name:	Victor Ugolyn
Title:	President/Chief Executive Officer
(as of June 30, 2004)
Date:	August 19, 2004

By:	/s/ Phillip G. Goff
Name:	Phillip G. Goff
Title:	VP/Chief Financial Officer
(as of June 30, 2004)
Date:	August 19, 2004